Document and Entity Information (USD $)	12 Months Ended
	Dec. 29, 2012	Feb. 23, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Avery Dennison Corp
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Dec 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-29
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,786,532,416
Entity Common Stock, Shares Outstanding		100,106,378
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 235.4	$ 178
Trade accounts receivable, less allowances of $44.8 and $43.3 at year-end 2012 and 2011, respectively	972.8	877.1
Inventories, net	473.3	475.1
Current deferred and refundable income taxes	129.1	117.4
Assets held for sale	472.2	454.9
Other current assets	128.9	116.3
Total current assets	2,411.7	2,218.8
Property, plant and equipment, net	1,015.5	1,079.4
Goodwill	764.4	759.3
Other intangibles resulting from business acquisitions, net	125	161.2
Non-current deferred income taxes	331.6	322.3
Other assets	457.1	431.7
Total assets	5,105.3	4,972.7
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	520.2	227.1
Accounts payable	804.3	736.5
Accrued payroll and employee benefits	202.8	145.7
Current deferred and payable income taxes	65.1	81.8
Liabilities held for sale	160.5	154.5
Other accrued liabilities	321.6	301.5
Total current liabilities	2,074.5	1,647.1
Long-term debt and capital leases	702.2	954.2
Long-term retirement benefits and other liabilities	607.2	587.1
Non-current deferred and payable income taxes	140.5	125.8
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2012 and 2011; issued - 124,126,624 shares at year-end 2012 and 2011; outstanding - 99,915,457 shares and 106,269,919 shares at year-end 2012 and 2011, respectively	124.1	124.1
Capital in excess of par value	801.8	778.6
Retained earnings	1,910.8	1,810.5
Treasury stock at cost, 24,211,167 shares and 17,841,705 shares at year-end 2012 and 2011, respectively	(977.8)	(791.5)
Accumulated other comprehensive loss	(278)	(263.2)
Total shareholders' equity	1,580.9	1,658.5
Total liabilities and shareholders' equity	$ 5,105.3	$ 4,972.7

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Trade accounts receivable, allowances (in dollars)	$ 44.8	$ 43.3
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	124,126,624	124,126,624
Common stock, outstanding shares	99,915,457	106,269,919
Treasury stock, shares	24,211,167	17,841,705

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 6,035.6	$ 6,026.3	$ 5,782
Cost of products sold	4,458.5	4,504.9	4,268.2
Gross profit	1,577.1	1,521.4	1,513.8
Marketing, general and administrative expense	1,179.4	1,170.9	1,178.9
Interest expense	72.8	71	76.3
Other expense, net	69.4	46.6	19.6
Income from continuing operations before taxes	255.5	232.9	239
Provision for (benefit from) income taxes	86.4	78.5	(2.8)
Income from continuing operations	169.1	154.4	241.8
Income from discontinued operations, net of tax	46.3	35.7	75.1
Net income	$ 215.4	$ 190.1	$ 316.9
Net income per common share:
Continuing operations (in dollars per share)	$ 1.65	$ 1.46	$ 2.29
Discontinued operations (in dollars per share)	$ 0.45	$ 0.34	$ 0.71
Net income per common share (in dollars per share)	$ 2.1	$ 1.8	$ 3
Net income per common share, assuming dilution:
Continuing operations (in dollars per share)	$ 1.63	$ 1.45	$ 2.27
Discontinued operations (in dollars per share)	$ 0.45	$ 0.33	$ 0.7
Net income per common share, assuming dilution (in dollars per share)	$ 2.08	$ 1.78	$ 2.97
Dividends per common share (in dollars per share)	$ 1.08	$ 1	$ 0.8
Average shares outstanding:
Common shares (in shares)	102.6	105.8	105.8
Common shares, assuming dilution (in shares)	103.5	106.8	106.8

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 215.4	$ 190.1	$ 316.9
Other comprehensive (loss) income, before tax:
Foreign currency translation adjustment	43.6	(49.5)	18.1
Pension and other postretirement benefits:
Net actuarial loss	(111.6)	(158.7)	(47.8)
Prior service credit (cost)		34.1	(1)
Amortization of net actuarial loss	20.3	14.3	24.1
Amortization of prior service credit	(4)	(1.7)	(0.7)
Amortization of transition asset	(0.5)	(0.5)	(0.5)
Recognition of settlement or curtailment loss (gain)	0.6	(0.1)	4.8
Derivative financial instruments:
Losses recognized on cash flow hedges	(1.8)	(3)	(9.1)
Losses reclassified to net income	9.7	6.4	12.3
Other comprehensive (loss) income, before tax	(43.7)	(158.7)	0.2
Income tax benefit related to items of other comprehensive income	(28.9)	(38.4)	(2.1)
Other comprehensive (loss) income, net of tax	(14.8)	(120.3)	2.3
Total comprehensive income, net of tax	$ 200.6	$ 69.8	$ 319.2

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions	Total	Common stock, $1 par value	Capital in excess of par value	Retained earnings	Employee stock benefit trust	Treasury stock	Accumulated other comprehensive (loss) income
Fiscal year ended at Jan. 02, 2010	$ 1,362.6	$ 124.1	$ 722.9	$ 1,499.7	$ (243.1)	$ (595.8)	$ (145.2)
Net income	316.9			316.9
Other comprehensive income (loss)	2.3						2.3
Issuance of 2,133,656 shares from treasury in conjunction with HiMEDS remarketing	109.3					109.3
Repurchase of 7,927,344, 316,757 and 2,683,243 shares for treasury for the years ended 2012, 2011 and 2010, respectively	(108.7)					(108.7)
Employee stock benefit trust ("ESBT") transfer of 954,536, 4,316,894 shares to treasury for the years 2011 and 2010 respectively					163	(163)
Stock issued under stock-based compensation plans of shares, 713,571 and 643,210 for the years 2012 and 2010, including tax of $(3.8), $(1.3) and $.6 for the years 2012, 2011 and 2010, dividends of $.6 and $3.8 paid on stock held in ESBT for the years ended 2011 and 2010 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	52		29.8		22.2
Dividends: $1.08, $1.00 and $.80 per share for the year ended 2012, 2011 and 2010, respectively	(88.7)			(88.7)
ESBT market value adjustment			15.3		(15.3)
Fiscal year ended at Jan. 01, 2011	1,645.7	124.1	768	1,727.9	(73.2)	(758.2)	(142.9)
Net income	190.1			190.1
Other comprehensive income (loss)	(120.3)						(120.3)
Repurchase of 7,927,344, 316,757 and 2,683,243 shares for treasury for the years ended 2012, 2011 and 2010, respectively	(13.5)					(13.5)
Employee stock benefit trust ("ESBT") transfer of 954,536, 4,316,894 shares to treasury for the years 2011 and 2010 respectively					31.4	(31.4)
Stock issued under stock-based compensation plans of shares, 713,571 and 643,210 for the years 2012 and 2010, including tax of $(3.8), $(1.3) and $.6 for the years 2012, 2011 and 2010, dividends of $.6 and $3.8 paid on stock held in ESBT for the years ended 2011 and 2010 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	38.6		20.7	0.1	16.5	1.3
Stock issued of 844,311 shares under the Savings Plan ("401(k) Plan") for the year ended 2012 (Transfer of 326,185 and 398,093 shares from Treasury and ESBT, respectively, for the year ended 2011)	24.4			(1.1)	15.2	10.3
Dividends: $1.08, $1.00 and $.80 per share for the year ended 2012, 2011 and 2010, respectively	(106.5)			(106.5)
ESBT market value adjustment			(10.1)		10.1
Fiscal year ended at Dec. 31, 2011	1,658.5	124.1	778.6	1,810.5		(791.5)	(263.2)
Net income	215.4			215.4
Other comprehensive income (loss)	(14.8)						(14.8)
Repurchase of 7,927,344, 316,757 and 2,683,243 shares for treasury for the years ended 2012, 2011 and 2010, respectively	(235.2)					(235.2)
Stock issued under stock-based compensation plans of shares, 713,571 and 643,210 for the years 2012 and 2010, including tax of $(3.8), $(1.3) and $.6 for the years 2012, 2011 and 2010, dividends of $.6 and $3.8 paid on stock held in ESBT for the years ended 2011 and 2010 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	41.8		23.2	(3.8)		22.4
Stock issued of 844,311 shares under the Savings Plan ("401(k) Plan") for the year ended 2012 (Transfer of 326,185 and 398,093 shares from Treasury and ESBT, respectively, for the year ended 2011)	25.6			(0.9)		26.5
Dividends: $1.08, $1.00 and $.80 per share for the year ended 2012, 2011 and 2010, respectively	(110.4)			(110.4)
Fiscal year ended at Dec. 29, 2012	$ 1,580.9	$ 124.1	$ 801.8	$ 1,910.8		$ (977.8)	$ (278)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Repurchase of shares for treasury (in shares)	7,900,000	300,000
Tax on stock issued under stock-based compensation plans	$ (3.8)	$ (1.3)	$ 0.6
Dividends per common share (in dollars per share)	$ 1.08	$ 1	$ 0.8
Employee stock benefit trust
Share transferred to treasury from employee stock benefit trust		954,536	4,316,894
Stock issued under stock-based compensation plans (in shares)		432,112	643,210
Stock issued under the Savings Plan ("401(k) Plan") (in shares)		398,093
Dividends paid to employee stock benefit trust		$ 0.6	$ 3.8
Treasury stock
Issuance of shares from treasury in conjunction with HiMEDS remarketing (in shares)			2,133,656
Repurchase of shares for treasury (in shares)	7,927,344	316,757	2,683,243
Share transferred to treasury from employee stock benefit trust		954,536	4,316,894
Stock issued under stock-based compensation plans (in shares)	713,571	38,346
Stock issued under the Savings Plan ("401(k) Plan") (in shares)	844,311	326,185

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Activities
Net income	$ 215.4	$ 190.1	$ 316.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	150.1	168	172.9
Amortization	70.5	78.5	74.7
Provision for doubtful accounts and sales returns	19.5	16.8	16.3
Indefinite-lived intangible asset impairment charge	7
Asset impairment net loss on sale/disposal of assets, and gain on sale of product line in 2011	11.7	9.9	5.1
Loss from debt extinguishments		0.7	4
Stock-based compensation	38.9	39.6	35.2
Other non-cash expense and loss	41.8	38.1	43.6
Other non-cash income and gain		(2)	(0.5)
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(106.7)	(43.6)	(87.6)
Inventories	(0.8)	(22.2)	(35.6)
Other current assets	(7.6)	29.4	(39.8)
Accounts payable	68	31.3	76.5
Accrued liabilities	73.8	(94.9)	30
Taxes on income	12.4	37.6	(12)
Deferred taxes	(1.3)	(1)	(48.2)
Other assets	(4)	1.5	(12.2)
Long-term retirement benefits and other liabilities	(75.3)	(55.1)	(52.6)
Net cash provided by operating activities	513.4	422.7	486.7
Investing Activities
Purchases of property, plant and equipment, net	(95)	(105)	(83.5)
Purchases of software and other deferred charges	(59.1)	(26)	(25.1)
Proceeds from sale of product lines	0.8	21.5
(Purchases) sales of investments, net	(6.7)	0.3	0.8
Other		5
Net cash used in investing activities	(160)	(104.2)	(107.8)
Financing Activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	42.3	(146.4)	(98.4)
Additional borrowings (maturities longer than 90 days)			249.8
Payments of debt (maturities longer than 90 days)	(1.8)	(1.5)	(341.2)
Dividends paid	(110.4)	(106.5)	(88.7)
Share repurchases	(235.2)	(13.5)	(108.7)
Proceeds from exercise of stock options, net	10.2	3.9	2.5
Other	(2.7)	(7.5)	(6.8)
Net cash used in financing activities	(297.6)	(271.5)	(391.5)
Effect of foreign currency translation on cash balances	1.6	3.5	2
Increase (decrease) in cash and cash equivalents	57.4	50.5	(10.6)
Cash and cash equivalents, beginning of year	178	127.5	138.1
Cash and cash equivalents, end of year	$ 235.4	$ 178	$ 127.5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

We develop innovative identification and decorative solutions for businesses and consumers worldwide. Our products include pressure-sensitive labeling technology and materials; graphics imaging media; retail branding and information solutions; radio-frequency identification ("RFID") inlays and tags; organization and identification products for offices and consumers; specialty tapes; and a variety of specialized labels for automotive, industrial and durable goods applications.

Principles of Consolidation

The consolidated financial statements include the accounts of majority-owned subsidiaries. Intercompany accounts, transactions and profits are eliminated in consolidation. Investments representing less than 20% ownership and in which we do not have significant influence are accounted for using the cost method of accounting.

Financial Presentation

We have classified the operating results of our Office and Consumer Products ("OCP") business, together with certain costs associated with the planned divestiture, as discontinued operations in the Consolidated Statements of Income for all periods presented. The assets and liabilities of this business were classified as "held for sale" in the Consolidated Balance Sheets at year-end 2012 and 2011. This business comprises substantially all of our previously reported OCP segment. The results and financial condition of discontinued operations have been excluded from the notes to our consolidated financial statements, unless otherwise indicated.

        As further discussed in Note 2, "Discontinued Operations and Exit/Sale of Product Lines," we entered into an agreement to sell our OCP and Designed and Engineered Solutions ("DES") businesses to CCL Industries Inc. ("CCL"). The operating results of the DES business, reported in our other specialty converting businesses for all periods presented, are expected to be classified as discontinued operations beginning in the first quarter of 2013. The assets and liabilities of the DES business are expected to be classified as "held for sale" beginning in the first quarter of 2013.

        Certain prior year amounts have been reclassified to conform to current year presentation.

Segment Reporting

In the fourth quarter of 2012, we realigned our segment reporting to reflect our new operating structure. This included the consolidation of certain operations, the streamlining of our corporate organization, and the realignment of organizational structures and accountabilities. These actions were reflected in the movement of our Performance Tapes and RFID inlay manufacturing businesses from other specialty converting businesses into our reportable segments. Our Performance Tapes business is now included in the Pressure-sensitive Materials segment, and our RFID inlay manufacturing business is now included in the Retail Branding and Information Solutions segment. Management's allocation of resources and assessment of performance are based on this new operating structure.

        In addition, we adopted a new corporate expense allocation methodology whereby the allocation of corporate costs to the segments and other businesses was refined to better reflect costs required to support their respective operations. Under the new methodology, costs for which (i) a significant portion of the benefit derived from activity directly relates to operating unit performance, and (ii) the level of resourcing is impacted by operating unit decisions, are fully allocated to operations.

        All prior period amounts have been reclassified to reflect these changes.

        We have the following two reportable segments:

•
Pressure-sensitive Materials – manufactures and sells pressure-sensitive labeling technology and materials, films for graphic and reflective applications, performance polymers (largely adhesives used to manufacture pressure-sensitive materials), specialty tapes, and extruded films; and
•
Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment.

        Certain operating segments are aggregated or combined based on materiality, quantitative factors, and similar qualitative economic characteristics, including primary products, production processes, customers, and distribution methods. Operating segments that do not exceed the quantitative thresholds or are not considered for aggregation are reported in a category entitled "other specialty converting businesses," which is comprised of businesses that produce designed and engineered solutions, and medical solutions.

        Refer to Note 13, "Segment Information," for further information.

Fiscal Year

Our 2012, 2011 and 2010 fiscal years consisted of 52-week periods ending December 29, 2012, December 31, 2011 and January 1, 2011, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP, requires management to make estimates and assumptions for the reporting period and as of the financial statement date. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenue and expense. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks, and short-term investments with maturities of three months or less when purchased. The carrying value of these assets approximates fair value due to the short maturity of the instruments. Cash paid for interest and income taxes, including amounts paid for discontinued operations, were as follows:

(In millions)	2012	2011	2010

Interest, net of capitalized amounts	$68.0	$65.0	$69.7
Income taxes, net of refunds	97.7	70.5	94.5

        Capital expenditures accrued but not paid, including amounts for discontinued operations, were $12 million in 2012, $9.5 million in 2011, and $12.4 million in 2010.

Accounts Receivable

We record trade accounts receivable at the invoiced amount. The allowance for doubtful accounts represents allowances for customer trade accounts receivable that are estimated to be partially or entirely uncollectible. The customer complaint reserve represents estimated sales returns and allowances. These allowances are used to reduce gross trade receivables to their net realizable values. We record these allowances based on estimates related to the following factors:

•
Customer-specific allowances;
•
Amounts based upon an aging schedule; and
•
An estimated amount, based on our historical experience, for allowances not yet identified.

        No single customer represented 10% or more of our net sales in, or trade accounts receivable at year-end 2012 or 2011. However, during 2012, our ten largest customers by net sales represented 9% of our net sales. As of December 29, 2012, our ten largest customers by trade accounts receivable represented 12% of our trade accounts receivable. These customers were primarily concentrated in the Pressure-sensitive Materials segment. We do not generally require our customers to provide collateral.

Inventories

Inventories are stated at the lower-of-cost-or-market value and are categorized as raw materials, work-in-progress or finished goods. Cost is determined using the first-in, first-out ("FIFO") method. Inventory reserves are recorded to cost of products sold for damaged, obsolete, excess and slow-moving inventory and we establish a lower cost basis for the inventory. We use estimates to record these reserves. Slow-moving inventory is reviewed by category and may be partially or fully reserved for depending on the type of product, level of usage, and the length of time the product has been included in inventory.

        Net inventories at year-end were as follows:

(In millions)	2012	2011

Raw materials	$184.5	$193.8
Work-in-progress	139.2	126.4
Finished goods	149.6	154.9

Inventories, net	$473.3	$475.1

Property, Plant and Equipment

Major classes of property, plant and equipment, stated at cost, at year-end were as follows:

(In millions)	2012	2011

Land	$56.5	$56.5
Buildings and improvements	660.5	662.9
Machinery and equipment	2,090.5	2,108.1
Construction-in-progress	63.6	40.5

Property, plant and equipment	2,871.1	2,868.0
Accumulated depreciation	(1,855.6)	(1,788.6)

Property, plant and equipment, net	$1,015.5	$1,079.4

        Depreciation is generally computed using the straight-line method over the estimated useful lives of the assets ranging from three to forty-five years for buildings and improvements and two to fifteen years for machinery and equipment. Leasehold improvements are depreciated over the shorter of the useful life of the asset or the term of the associated leases. Maintenance and repair costs are expensed as incurred; renewals and betterments are capitalized. Upon the sale or retirement of assets, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in net income. The carrying amounts of capital lease assets were not significant at year-end 2012 and 2011.

Software

We capitalize internal and external software costs that are incurred during the application development stage of the software development, including costs incurred for the design, coding, installation to hardware, testing, and upgrades and enhancements that provide additional functionalities and capabilities to the software and hardware. Internal and external software costs during the preliminary project stage are expensed, as are those costs during the post-implementation and/or operation stage, including internal and external training costs and maintenance costs.

        Capitalized software, which is included in "Other assets" in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, ranging from two to eight years. Capitalized software costs at year-end were as follows:

(In millions)	2012	2011

Cost	$388.4	$368.4
Accumulated amortization	(236.3)	(237.0)

Software, net	$152.1	$131.4

        Software amortization expense from continuing operations was $31.2 million in 2012, $32.6 million in 2011, and $30.6 million in 2010.

Impairment of Long-lived Assets

Impairment charges are recorded when the carrying amounts of long-lived assets are determined not to be recoverable. Recoverability is measured by comparing the undiscounted cash flows expected to result from their use and eventual disposition to the carrying value of the related asset or asset group. The amount of impairment loss is calculated as the excess of the carrying value over the fair value. Historically, changes in market conditions and management strategy have caused us to reassess the carrying amount of our long-lived assets.

Goodwill and Other Intangibles Resulting from Business Acquisitions

Business combinations are accounted for by the purchase method, and the excess of the acquisition cost over the fair value of net tangible assets and identified intangible assets acquired is considered goodwill. As a result, we disclose goodwill separately from other intangible assets. Other identifiable intangibles include customer relationships, patents and other acquired technology, trade names and trademarks, and other intangibles.

        Our reporting units consist of the following: materials; retail branding and information solutions; reflective solutions; performance tapes; medical solutions; and designed and engineered solutions. In performing the required impairment tests, we primarily apply a present value (discounted cash flow) method to determine the fair value of the reporting units with goodwill. We perform our annual impairment test of goodwill during the fourth quarter.

        Certain factors may result in the need to perform an impairment test prior to the fourth quarter, including significant underperformance of a business relative to expected operating results, significant adverse economic and industry trends, significant decline in our market capitalization for an extended period of time relative to net book value, or a decision to divest an individual business within a reporting unit.

        We estimate the fair value of our reporting units using various valuation techniques, with the primary technique being a discounted cash flow analysis. A discounted cash flow analysis requires us to make various assumptions about the reporting units, including sales, operating margins, growth rates, and discount rates. Assumptions about discount rates are based on a weighted-average cost of capital for comparable companies. Assumptions about sales, operating margins, and growth rates are based on our forecasts, business plans, economic projections, anticipated future cash flows and marketplace data. Assumptions are also made for varying perpetual growth rates for periods beyond the long-term business plan period. We base our fair value estimates on projected financial information and assumptions that we believe are reasonable. However, actual future results may differ from those estimates and projections, and those differences may be material. The valuation methodology used to estimate the fair value of reporting units requires inputs and assumptions that reflect current market conditions as well as the impact of planned business and operational strategies that require management judgment. The estimated fair value could increase or decrease depending on changes in the inputs and assumptions.

        We determine goodwill impairment using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

        The second step, if necessary, compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied fair value of goodwill exceeds the carrying amount, then goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

        We test indefinite-lived intangible assets, consisting of trademarks, for impairment in the fourth quarter or whenever events or circumstances indicate that it is more likely than not that their carrying values exceed their fair values. Fair value is estimated as the discounted value of future revenues using a royalty rate that a third party would pay for use of the asset. Variation in the royalty rates could impact the estimate of fair value. If the carrying amount of an asset exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess.

        See also Note 3, "Goodwill and Other Intangibles Resulting from Business Acquisitions."

Foreign Currency

Asset and liability accounts of international operations are translated into U.S. dollars at current rates. Revenues and expenses are translated at the weighted-average currency rate for the fiscal year. Translation gains and losses of subsidiaries operating in hyperinflationary economies, if any, are included in net income in the period incurred. Gains and losses resulting from hedging the value of investments in certain international operations and from translation of balance sheet accounts are recorded directly as a component of other comprehensive income.

        Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, decreased net income by $8.5 million, $4.4 million, and $11.9 million in 2012, 2011, and 2010, respectively.

        We had no operations in hyperinflationary economies in fiscal years 2012, 2011, and 2010.

Financial Instruments

We enter into certain foreign exchange hedge contracts to reduce our risk from exchange rate fluctuations associated with receivables, payables, loans and firm commitments denominated in certain foreign currencies that arise primarily as a result of our operations outside the U.S. We enter into certain interest rate contracts to help manage our exposure to interest rate fluctuations. We also enter into certain natural gas and other commodity futures contracts to hedge price fluctuations for a portion of our anticipated domestic purchases. The maximum length of time for which we hedge our exposure to the variability in future cash flows for forecasted transactions is 36 months.

        On the date we enter into a derivative contract, we determine whether the derivative will be designated as a hedge. Those derivatives not designated as hedges are recorded on the balance sheets at fair value, with changes in the fair value recognized in earnings. Those derivatives designated as hedges are classified as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment (a "fair value" hedge); or (2) a hedge of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a "cash flow" hedge). Our policy is not to purchase or hold any foreign currency, interest rate or commodity contracts for trading purposes.

        We assess, both at the inception of the hedge and on an ongoing basis, whether hedges are highly effective. If it is determined that a hedge is not highly effective, we prospectively discontinue hedge accounting. For cash flow hedges, the effective portion of the related gains and losses is recorded as a component of other comprehensive income, and the ineffective portion is reported in earnings. Amounts in accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged transaction affects earnings. In the event the anticipated transaction is no longer likely to occur, we recognize the change in fair value of the instrument in current period earnings. Changes in fair value hedges are recognized in current period earnings. Changes in the fair value of underlying hedged items (such as recognized assets or liabilities) are also recognized in current period earnings and offset the changes in the fair value of the derivative.

        In the Consolidated Statements of Cash Flows, hedge transactions are classified in the same category as the item hedged, primarily in operating activities.

        See also Note 5, "Financial Instruments."

Fair Value Measurements

We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability.

        We determine fair value based on a three-tier fair value hierarchy, which we use to prioritize the inputs used in measuring fair value. These tiers consist of Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring us to develop our own assumptions to determine the best estimate of fair value.

Treasury Shares

In the second half of 2011, we began funding a portion of our employee-related expenses using shares of our common stock held in treasury. We elected to record net gains or losses associated with our use of treasury shares to retained earnings.

Revenue Recognition

Sales are recognized when persuasive evidence of an arrangement exists, pricing is determinable, delivery has occurred based on applicable sales terms, and collection is reasonably assured. Sale terms are generally free on board (f.o.b.) shipping point or f.o.b. destination, depending upon local business customs. For most regions in which we operate, f.o.b. shipping point terms are utilized and sales are recorded at the time of shipment, because this is when title and risk of loss are transferred. In certain regions, notably in Europe, f.o.b. destination terms are generally utilized and sales are recorded when the products are delivered to the customer's delivery site, because this is when title and risk of loss are transferred. Furthermore, sales, provisions for estimated returns, and the cost of products sold are recorded at the time title transfers to customers and when the customers assume the risks and rewards of ownership. Actual product returns are charged against estimated sales return allowances.

        Sales rebates and discounts are common practice in the industries in which we operate. Volume, promotional, price, cash and other discounts and customer incentives are accounted for as a reduction to gross sales. Rebates and discounts are recorded based upon estimates at the time products are sold. These estimates are based upon historical experience for similar programs and products. We review these rebates and discounts on an ongoing basis and accruals for rebates and discounts are adjusted, if necessary, as additional information becomes available.

Advertising Costs

Advertising costs from continuing operations, which are included in "Marketing, general and administrative expense," were approximately $9.6 million in 2012, $9.7 million in 2011, and $10.8 million in 2010. Our policy is to expense advertising costs as incurred.

Research and Development

Research and development costs are related to research, design and testing of new products and applications and are expensed as incurred. Research and development expense from continuing operations was $105.1 million in 2012, $96.2 million in 2011, and $88.4 million in 2010.

Pension and Postretirement Benefits

Assumptions used in determining projected benefit obligations and the fair value of plan assets for our defined benefit pension plans and other postretirement benefit plans are evaluated by management in consultation with outside actuaries. In the event that we determine that changes are warranted in the assumptions used, such as the discount rate, expected long-term rate of return, or health care costs, future pension and postretirement benefit expenses could increase or decrease. Due to changing market conditions or changes in the participant population, the actuarial assumptions that we use may differ from actual results, which could have a significant impact on our pension and postretirement liability and related cost. Refer to Note 6, "Pension and Other Postretirement Benefits," for further information on these assumptions.

Product Warranty

We provide for an estimate of costs that may be incurred under our basic limited warranty at the time product revenue is recognized. These costs primarily include materials and labor associated with the service or sale of the product. Factors that affect our warranty liability include the number of units installed or sold, historical and anticipated rate of warranty claims on those units, cost per claim to satisfy our warranty obligation and availability of insurance coverage. Because these factors are impacted by actual experience and future expectations, we assess the adequacy of our recorded warranty liability and adjust the amounts as necessary. Our product warranty liability was $.5 million and $1 million at year-end 2012 and 2011, respectively.

Stock-Based Compensation

Our stock-based compensation expense is based on the fair value of awards, adjusted for estimated forfeitures, and is amortized on a straight-line basis over the requisite service period. Compensation expense for performance units with a market condition is not adjusted if the condition is not met, as long as the requisite service period is met.

        The fair value of our stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term.

        The fair value of restricted stock units is determined based on the closing price of our common stock as of the date of grant, adjusted for foregone dividends. In addition, the fair value of stock-based awards that are subject to achievement of performance objectives is determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected volatility assumptions and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the target performance objectives established for the award.

        Significant changes in the assumptions for future awards and actual forfeiture rates could materially impact share-based compensation expense and our results of operations. Changes in forfeiture rates are recorded as a cumulative adjustment in the period estimates were revised.

        We elected to use the short-cut method to calculate the historical pool of windfall tax benefits related to employee and non-employee director stock-based compensation awards. In addition, we elected to follow the tax law ordering approach to determine the sequence in which deductions and net operating loss carryforwards are utilized, as well as the direct-only approach to calculate the amount of windfall or shortfall tax benefits.

        See also Note 10, "Long-term Incentive Compensation."

Litigation Matters

We are involved in various lawsuits, claims, inquiries and other regulatory and compliance matters, most of which are routine to the nature of our business. When it is probable that a loss will be incurred and where a range of the loss can be estimated, the best estimate within the range is accrued. When the best estimate within the range cannot be determined, the low end of the range is accrued. The ultimate resolution of these claims could affect future results of operations should our exposure be materially different from our estimates or should liabilities be incurred that were not previously accrued.

Environmental Expenditures

Environmental expenditures are generally expensed. However, environmental expenditures for newly acquired assets and those which extend or improve the economic useful life of existing assets are capitalized and amortized over the shorter of the estimated useful life of the acquired asset or the remaining life of the existing asset. We review our estimates of costs of compliance with environmental laws related to remediation and cleanup of various sites, including sites in which governmental agencies have designated us as a potentially responsible party. When it is probable that a loss will be incurred and where a range of the loss can be estimated, the best estimate within the range is accrued. When the best estimate within the range cannot be determined, the low end of the range is accrued. Potential insurance reimbursements are not offset against potential liabilities, and such liabilities are not discounted. Refer to Note 8, "Contingencies," for further information.

Asset Retirement Obligations

We recognize a liability for the fair value of conditional asset retirement obligations based on estimates determined through present value techniques. An asset retirement is "conditional" when the timing and/or method of settlement of the retirement obligation is conditional upon a future event that may or may not be within our control. Our asset retirement obligations primarily relate to lease restoration costs. Our estimated liability associated with asset retirement obligations, including that of discontinued operations, was $11.9 million and $10.3 million at year-end 2012 and 2011, respectively.

Restructuring Costs

We have compensation plans that provide eligible employees with severance in the event of an involuntary termination due to qualifying cost reduction actions. We calculate severance using the benefit formula under the plans. Accordingly, we record provisions for severance and other exit costs (including lease cancellation costs and asset impairment charges) when they are probable and estimable. In the absence of a plan or established local practice for overseas jurisdictions, liabilities for restructuring costs are recognized when incurred. See also Note 11, "Cost Reduction Actions."

Taxes Based on Income

Deferred tax assets and liabilities reflect temporary differences between the amount of assets and liabilities for financial and tax reporting purposes. These amounts are adjusted, as appropriate, to reflect changes in tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is recorded to reduce our deferred tax assets to the amount that is more likely than not to be realized. Changes in tax laws or accounting standards and methods may affect recorded deferred taxes in future periods.

        Income taxes have not been provided on certain undistributed earnings of international subsidiaries because the earnings are considered to be indefinitely reinvested.

        When establishing a valuation allowance, we consider future sources of taxable income such as "future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards" and "tax planning strategies." A tax planning strategy is defined as "an action that: is prudent and feasible; an enterprise ordinarily might not take, but would take to prevent an operating loss or tax credit carryforward from expiring unused; and would result in realization of deferred tax assets." In the event we determine a deferred tax asset will not be realized in the future, the valuation adjustment to the deferred tax asset will be charged to earnings in the period in which we make such a determination. We also acquired certain net deferred tax assets with existing valuation allowances in prior years. If it is later determined that it is more likely than not that a deferred tax asset will be realized, we will release the valuation allowance to current earnings or adjust the purchase price allocation.

        We calculate our current and deferred tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed returns are recorded when identified.

        Investment tax credits are accounted for in the period earned in accordance with the flow-through method.

        The amount of income taxes we pay is subject to ongoing audits by federal, state and foreign tax authorities. Our estimate of the potential outcome of any uncertain tax issue is subject to management's assessment of relevant risks, facts, and circumstances existing at that time. We use a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. We record a liability for the difference between the benefit recognized and measured and tax position taken or expected to be taken on our tax returns. To the extent that our assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. We report tax-related interest and penalties as a component of income tax expense.

        Our estimates and assumptions used for determining realization of deferred tax assets and the outcome of uncertain tax issues are subject to our assessment of relevant risks, facts, and circumstances existing as of the balance sheet date. Our future results may include favorable or unfavorable adjustments that may materially impact our effective tax rate and/or our financial results.

        See also Note 12, "Taxes Based on Income."

Net Income Per Share

Net income per common share was computed as follows:

(In millions, except per share amounts)		2012	2011	2010

(A)	Income from continuing operations	$169.1	$154.4	$241.8
(B)	Income from discontinued operations, net of tax	46.3	35.7	75.1

(C)	Net income available to common shareholders	$215.4	$190.1	$316.9

(D)	Weighted-average number of common shares outstanding	102.6	105.8	105.8
	Dilutive shares (additional common shares issuable under employee stock-based awards)	.9	1.0	1.0

(E)	Weighted-average number of common shares outstanding, assuming dilution	103.5	106.8	106.8

Net income per common share:
Continuing operations (A) ÷ (D)		$1.65	$1.46	$2.29
Discontinued operations (B) ÷ (D)		.45	.34	.71

Net income per common share (C) ÷ (D)		$2.10	$1.80	$3.00

Net income per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$1.63	$1.45	$2.27
Discontinued operations (B) ÷ (E)		.45	.33	.70

Net income per common share, assuming dilution (C) ÷ (E)		$2.08	$1.78	$2.97

        Certain stock-based compensation awards were not included in the computation of net income per common share, assuming dilution, because they would not have had a dilutive effect. Stock-based compensation awards excluded from the computation totaled approximately 12 million shares in 2012, 11 million shares in 2011, and 9 million shares in 2010.

Comprehensive Income

Comprehensive income, net of tax, includes net income, foreign currency translation adjustment, net actuarial loss, prior service cost and net transition assets, and the gains or losses on the effective portion of cash flow and firm commitment hedges that are currently presented as a component of shareholders' equity.

        The components of "Accumulated other comprehensive loss" (net of tax) in the Consolidated Balance Sheets were as follows:

(In millions)	2012	2011

Foreign currency translation adjustment, net of tax of $.9 and $0 at year-end 2012 and 2011, respectively	$180.5	$137.8
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $225.2 and $192.4 at year-end 2012 and 2011, respectively	(456.5)	(394.1)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $1.1 and $4.1 at year-end 2012 and 2011, respectively	(2.0)	(6.9)

Accumulated other comprehensive loss	$(278.0)	$(263.2)

        Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax, were as follows:

(In millions)	2012	2011

Beginning accumulated derivative loss	$(6.9)	$(9.0)
Net loss reclassified to earnings	6.0	4.0
Net change in the revaluation of hedging transactions	(1.1)	(1.9)

Ending accumulated derivative loss	$(2.0)	$(6.9)

        The following table sets forth the tax expense (benefit) allocated to each component of other comprehensive income:

(In millions)	2012	2011	2010

Foreign currency translation adjustment	$.9	$–	$–
Pension and other postretirement benefits:
Net actuarial loss	(38.3)	(56.4)	(12.5)
Prior service credit (cost)	–	12.8	(.3)
Amortization of net actuarial loss	6.9	4.7	8.7
Amortization of prior service credit	(1.5)	(.7)	(.4)
Amortization of transition asset	(.1)	(.1)	(.1)
Recognition of settlement or curtailment gain (loss)	.2	–	1.3
Derivative financial instruments:
Losses recognized on cash flow hedges	(.7)	(1.1)	(3.4)
Losses reclassified to net income	3.7	2.4	4.6

Income tax benefit related to items of other comprehensive income	$(28.9)	$(38.4)	$(2.1)

Business Combinations

We record the assets acquired and liabilities assumed from acquired businesses at fair value, and we make estimates and assumptions to determine fair value.

        We utilize a variety of assumptions and estimates that are believed to be reasonable in determining fair value for assets acquired and liabilities assumed. These assumptions and estimates include estimated discounted cash flow analysis, growth rates, discount rates, current replacement cost for similar capacity for certain assets, market rate assumptions for certain obligations and certain potential costs of compliance with environmental laws related to remediation and cleanup of acquired properties. We also utilize information obtained from management of the acquired businesses and our historical experience from previous acquisitions.

        We apply significant assumptions and estimates in determining the fair values of certain intangible assets resulting from the acquisitions (such as customer relationships, patents and other acquired technology, and trademarks and trade names, as well as related applicable useful lives), property, plant and equipment, receivables, inventories, investments, tax accounts, environmental liabilities, stock-based compensation awards, lease commitments and restructuring and integration costs. Unanticipated events and circumstances may occur that could affect the accuracy or validity of such assumptions, estimates or actual results. Generally, changes to the fair values of assets acquired and liabilities assumed (including cost estimates for certain obligations and liabilities) are recorded as an adjustment to goodwill during the purchase price allocation period (generally within one year of the acquisition date) and as operating expenses thereafter.

Assets Held for Sale

We measure assets held for sale at the lower of their carrying amount or fair value less costs to sell.

Recent Accounting Requirements

In February 2013, the Financial Accounting Standards Board ("FASB") amended disclosure guidance to require a company to provide information about the amounts reclassified out of accumulated other comprehensive income. In addition, if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period, a company is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income related thereto. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a company can cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. These disclosures are required to be applied prospectively for fiscal years beginning on or after December 15, 2012, and interim periods within those fiscal years. We do not expect adoption of these requirements to have a material impact on our financial condition, results of operations, cash flows, or disclosures.

        In July 2012, the FASB issued updated guidance that simplifies indefinite-lived intangible asset impairment testing. The updated guidance gives the option first to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform a quantitative impairment test that is provided under GAAP. This guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We do not expect the adoption of this guidance to have a material impact on our financial condition, results of operations, cash flows, or disclosures.

        The FASB issued in December 2011, and amended in February 2013, disclosure requirements about certain offsetting assets and liabilities that require a company to disclose information about offsetting and related arrangements to enable readers of its financial statements to understand the effect of those arrangements on its financial position. These disclosures are required to be applied retrospectively for all prior periods presented and are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. We do not expect adoption of these requirements to have a material impact on our financial condition, results of operations, cash flows, or disclosures.

Transactions with Related Persons

We enter into transactions with related persons infrequently. In cases in which we do enter into these transactions, we believe that they are in the ordinary course of business and on terms that would have been obtained from unaffiliated third persons.

        One of our directors, Peter W. Mullin, is the chairman, chief executive officer and majority stockholder in various entities (collectively referred to as the "Mullin Companies") that previously provided executive compensation, benefits consulting and insurance agency services to us. In October 2008, the assets of the Mullin Companies were sold to a subsidiary of Prudential Financial, Inc. ("Prudential"). We pay premiums to insurance carriers for life insurance originally placed by the Mullin Companies in connection with our various employee benefit plans. Mr. Mullin received approximately $.1 million in each of the fiscal years ended 2012, 2011, and 2010, from the commissions earned by Prudential from those insurance carriers. Mr. Mullin's share of the commissions was determined in accordance with the terms of a commission sharing agreement entered into between Mr. Mullin and Prudential at the time of the sale. In addition, substantially all of the life insurance policies we originally placed through the Mullin Companies were issued by insurance carriers that participated in reinsurance agreements with M Life Insurance Company ("M Life"), a wholly-owned subsidiary of M Financial Holdings, Inc., a company in which the Mullin Companies own a minority interest and for which Mr. Mullin serves as chairman. Mr. Mullin received approximately $.3 million, $.1 million, $.1 million in 2012, 2011, and 2010, respectively, from the net reinsurance gains of M Life. A portion of the reinsurance gains received by Mr. Mullin are subject to forfeiture in certain circumstances.

DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES	12 Months Ended
Dec. 29, 2012
DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES
DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES

NOTE 2. DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES

Discontinued Operations

In December 2011, we signed an agreement to sell our OCP business to 3M Company ("3M") for gross cash proceeds of $550 million, subject to adjustment in accordance with the terms of the agreement. This business comprises substantially all of our previously reported OCP segment. On October 3, 2012, we and 3M mutually agreed to terminate the agreement. We continued to pursue the divestiture of the OCP business through the end of 2012 and classified its operating results, together with certain costs associated with the planned divestiture, as discontinued operations in the Consolidated Statements of Income for all periods presented. Assets and liabilities of this business are classified as "held for sale" in the Consolidated Balance Sheets at December 29, 2012 and December 31, 2011.

        On January 29, 2013, we entered into an agreement to sell our OCP and DES businesses to CCL for a total purchase price of $500 million in cash, subject to adjustment in accordance with the terms of the agreement. The transaction is subject to customary closing conditions and regulatory approvals, and is expected to close in mid-2013. The operating results of the DES business, reported in our other specialty converting businesses for all periods presented, are expected to be classified as discontinued operations beginning in the first quarter of 2013.

        As part of the agreement with CCL, we agreed to enter into a supply agreement with CCL at closing, pursuant to which CCL would purchase certain pressure-sensitive label stock, adhesives and other base material products for up to six years after closing. Additionally, we agreed to enter into a transition services agreement at closing, under which certain transitional services would be provided primarily by us to CCL for up to 15 months after closing. The purpose of these services would be to provide short-term assistance to CCL in assuming the operations of the OCP and DES businesses. While both agreements are expected to continue generating revenues and cash flows from OCP and DES, the estimated amounts and our continuing involvement in the OCP and DES operations are not expected to be significant to us as a whole.

        The operating results of the OCP discontinued operations were as follows:

(In millions)	2012	2011	2010

Net sales	$726.0	$760.4	$809.3

Income before taxes	$68.5	$64.9	$112.3
Provision for income taxes	22.2	29.2	37.2

Income from discontinued operations, net of tax	$46.3	$35.7	$75.1

        The comparison of the operating results to the respective prior periods are affected by a number of factors, including the cessation of depreciation and amortization in the current period as the assets of the business were classified as "held for sale," the elimination of certain corporate cost allocations, and the inclusion of certain divestiture-related costs.

        Net sales from our continuing operations to our OCP discontinued operations were $86 million, $85.6 million, and $78.6 million during 2012, 2011, and 2010, respectively. These sales have been included in "Net sales" in the Consolidated Statements of Income.

        The carrying values of the major classes of assets and liabilities related to the OCP discontinued operations were as follows:

(In millions)	2012	2011

Assets
Trade accounts receivable, net	$119.0	$117.7
Inventories, net	57.2	50.9
Other current assets	7.7	5.9

Total current assets	183.9	174.5
Property, plant and equipment, net	79.5	74.2
Goodwill	167.9	166.0
Other intangibles resulting from business acquisitions, net	32.5	32.9
Other assets	8.4	7.3

	$472.2	$454.9

Liabilities
Short-term borrowings	$–	$1.1
Accounts payable	31.2	34.7
Accrued payroll and employee benefits	21.2	10.9
Other accrued liabilities	91.9	94.2

Total current liabilities	144.3	140.9
Non-current liabilities	16.2	13.6

	$160.5	$154.5

Exit/Sale of Product Lines

In the third quarter of 2012, we exited certain product lines in the previously reported OCP segment, incurring exit costs of $3.9 million (included in "Other expense, net" in the Consolidated Statements of Income). The operating results of these product lines, which are not significant, were included in other specialty converting businesses for all periods presented.

        In 2011, we received proceeds totaling $21.5 million from the sale of two product lines, one from our Performance Films business ($21 million) and the other from our Label and Packaging Materials business ($.5 million). In 2012, we received an additional $.8 million from the product line sale in our Label and Packaging Materials business. In connection with the sale of the product line from the Performance Films business, we recognized a gain of $5.6 million in 2011 (included in "Other expense, net" in the Consolidated Statements of Income).

GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Results from our annual impairment test in the fourth quarter of 2012 indicated that no impairment had occurred in 2012 related to goodwill. In conjunction with the preparation of our annual impairment test in the fourth quarter of 2012, we determined that the carrying value of our indefinite-lived intangible asset exceeded its fair value which resulted in a non-cash impairment charge of $7 million. This charge was included in the RBIS reportable segment. The fair value of these assets was primarily based on Level 3 inputs.

Goodwill

Changes in the net carrying amount of goodwill for 2012 and 2011, by reportable segment and other businesses, were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Balance as of January 1, 2011
Goodwill, gross	$346.0	$1,243.2	$3.5	$168.1	$1,760.8
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	346.0	423.2	3.5	168.1	940.8

Acquisition adjustments	–	(.5)	–	–	(.5)
Foreign currency translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations (1)	–	–	–	(166.0)	(166.0)

Balance as of December 31, 2011	336.7	419.1	3.5	–	759.3
Foreign currency translation adjustments	1.6	3.5	–	–	5.1

Balance as of December 29, 2012
Goodwill, gross	338.3	1,242.6	3.5	–	1,584.4
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	$338.3	$422.6	$3.5	$–	$764.4

(1) In connection with the planned divestiture of our OCP business, the goodwill balance was classified in the Consolidated Balance Sheets at year-end 2012 and 2011 as "Assets held for sale." See Note 2, "Discontinued Operations and Exit/Sale of Product Lines," for more information.

Indefinite-Lived Intangible Assets

The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trademarks, was $11.1 million and $18 million at December 29, 2012 and December 31, 2011, respectively.

Finite-Lived Intangible Assets

The following table sets forth our finite-lived intangible assets resulting from business acquisitions at December 29, 2012 and December 31, 2011, which continue to be amortized:

	2012			2011
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$234.7	$142.3	$92.4	$233.2	$117.2	$116.0
Patents and other acquired technology	49.0	34.0	15.0	49.0	29.7	19.3
Trade names and trademarks	25.7	21.9	3.8	25.4	21.5	3.9
Other intangibles	12.4	9.7	2.7	12.2	8.2	4.0

Total	$321.8	$207.9	$113.9	$319.8	$176.6	$143.2

        The finite-lived intangible assets related to our OCP business were classified in the Consolidated Balance Sheets at year-end 2012 and 2011 as "Assets held for sale." See Note 2, "Discontinued Operations and Exit/Sale of Product Lines," for more information.

        Amortization expense from continuing operations for finite-lived intangible assets resulting from business acquisitions was $29.9 million for 2012, $30.3 million for 2011, and $29.8 million for 2010.

        The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2013	$28.5
2014	24.7
2015	21.2
2016	19.6
2017	10.2

        As of December 29, 2012, the weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets were as follows:

(In years)	Weighted-average Amortization Periods from the Date of Acquisition	Weighted-average Remaining Useful Life

Customer relationships	11	4
Patents and other acquired technology	13	4
Trade names and trademarks	12	6
Other intangibles	6	2

DEBT AND CAPITAL LEASES	12 Months Ended
Dec. 29, 2012
DEBT AND CAPITAL LEASES
DEBT AND CAPITAL LEASES

NOTE 4. DEBT AND CAPITAL LEASES

Short-Term Borrowings

Short-term variable rate borrowings from commercial paper issuances were $187 million (weighted-average interest rate of .4%) at December 29, 2012 and $149.4 million (weighted-average interest rate of .4%) at December 31, 2011.

Short-Term Credit Facilities

In December 2011, we amended and restated our revolving credit facility (the "Revolver") with certain domestic and foreign banks, which reduced the amount available thereunder from $1 billion to $675 million. The amendment extended the Revolver's maturity date to December 22, 2016, modified the minimum interest coverage financial covenant level, and adjusted pricing to reflect market conditions. The maturity date may be extended for one-year periods under certain circumstances as set forth in the agreement. Commitments under the Revolver may be increased by up to $250 million, subject to lender approval and customary requirements. Financing available under the Revolver is used as a back-up facility for our commercial paper issuance and can be used to finance other corporate requirements. In conjunction with the amendment, we recorded a debt extinguishment loss of $.7 million (included in "Other expense, net" in the Consolidated Statements of Income) in the fourth quarter of 2011 related to the unamortized debt issuance costs for the previous Revolver. No balances were outstanding under the Revolver as of December 29, 2012 or December 31, 2011. Commitment fees associated with this facility in 2012, 2011, and 2010 were $1.4 million, $2.5 million, and $2.6 million, respectively.

        Uncommitted lines of credit, including those for discontinued operations, were approximately $411 million and $452 million at December 29, 2012 and December 31, 2011, respectively. These lines may be cancelled at any time by us or the issuing banks. Short-term borrowings outstanding under uncommitted lines of credit were $81.1 million (weighted-average interest rate of 11.2%) and $76.2 million (weighted-average interest rate of 12.9%) at December 29, 2012 and December 31, 2011, respectively.

Long-Term Borrowings and Capital Leases

Long-term debt, including its respective weighted-average interest rates, and capital lease obligations at year-end consisted of the following:

(In millions)	2012	2011

Long-term debt and capital leases
Medium-term notes:
Series 1995 at 7.5% – due 2015 through 2025	$50.0	$50.0
Long-term notes:
Senior notes due 2013 at 4.9%	250.0	250.0
Senior notes due 2017 at 6.6%	249.4	249.2
Senior notes due 2020 at 5.4%	249.9	249.8
Senior notes due 2033 at 6.0%	150.0	150.0
Capital lease obligations	4.8	6.8
Less amount classified as current	(251.9)	(1.6)

Total long-term debt and capital leases	$702.2	$954.2

        Our medium-term notes have maturities from 2015 through 2025 and accrue interest at various fixed rates.

        Maturities of long-term debt and capital leases for each of the next five fiscal years and thereafter are expected to be as follows:

Year	(In millions)

2013 (classified as current)	$251.9
2014	1.6
2015	5.6
2016	.2
2017	249.6
2018 and thereafter	$445.2

        On January 15, 2013, we repaid $250 million of senior notes due in 2013 using commercial paper borrowings.

        In November 2010, we completed the remarketing of our remaining HiMEDS senior notes in accordance with the original terms of the HiMEDS units by purchasing approximately $109 million of these senior notes. In aggregate, this remarketing resulted in the extinguishment of approximately $109 million of senior notes and the issuance of approximately 2.1 million shares of our common stock. As a result of this remarketing, we recorded a debt extinguishment loss of $2.8 million (included in "Other expense, net" in the Consolidated Statements of Income) in the fourth quarter of 2010, which consisted of a write-off related to unamortized debt issuance costs.

        In April 2010, we issued $250 million of senior notes bearing an interest rate of 5.375% per year, due April 2020. Approximately $248 million in proceeds from the offering, net of underwriting discounts and offering expenses, were used, together with commercial paper borrowings, to repay the $325 million in indebtedness outstanding under a credit agreement of one of our wholly-owned subsidiaries ("the Credit Facility") in May 2010. In the second quarter of 2010, we recorded a debt extinguishment loss of $1.2 million (included in "Other expense, net" in the Consolidated Statements of Income) related to unamortized debt issuance costs from the Credit Facility.

Other

Our various loan agreements in effect at year-end require that we maintain specified financial covenant ratios of total debt and interest expense in relation to certain measures of income. As of December 29, 2012, we were in compliance with our financial covenants.

        Our total interest costs from continuing operations in 2012, 2011, and 2010 were $76.1 million, $75.8 million, and $80.2 million, respectively, of which $3.3 million, $4.8 million, and $3.9 million, respectively, were capitalized as part of the cost of assets.

        The fair value of our long-term debt is estimated primarily based on the credit spread above U.S. Treasury securities on notes with similar rates, credit ratings, and remaining maturities. The fair value of short-term borrowings, which include commercial paper and short-term lines of credit, approximates carrying value given the short duration of these obligations. The fair value of our total debt was $1.31 billion at December 29, 2012 and $1.22 billion at December 31, 2011. Fair value amounts were determined primarily based on Level 2 inputs, which are defined as inputs other than quoted prices in active markets that are either directly or indirectly observable. Refer to Note 1, "Summary of Significant Accounting Policies."

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 29, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 5. FINANCIAL INSTRUMENTS

As of December 29, 2012, the aggregate U.S. dollar equivalent notional value of our outstanding commodity contracts and foreign exchange contracts was $5.5 million and $1.6 billion, respectively.

        We recognize all derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. We designate commodity forward contracts on forecasted purchases of commodities and foreign exchange contracts on forecasted transactions as cash flow hedges and foreign exchange contracts on existing balance sheet items as fair value hedges.

        In April 2010, we entered into a contract to lock in the Treasury rate component of the interest rate on our $250 million debt issuance, which is discussed in Note 4, "Debt." On April 9, 2010, the contract settled at a loss of $.3 million, which is being amortized into interest expense over the term of the related debt.

        The following table provides the balances and locations of derivatives as of December 29, 2012:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$10.0	Other accrued liabilities	$2.8
Commodity contracts			Other accrued liabilities	.9
			Long-term retirement benefits and other liabilities	.1

		$10.0		$3.8

        The following table provides the balances and locations of derivatives as of December 31, 2011:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$6.5	Other accrued liabilities	$15.7
Commodity contracts			Long-term retirement benefits and other liabilities	2.9

		$6.5		$18.6

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative and the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings, resulting in no net material impact to income.

        The following table provides the components of the gain (loss) recognized in income related to fair value hedge contracts. The corresponding gains or losses on the underlying hedged items approximated the net gain (loss) on these fair value hedge contracts.

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$–	$.5	$(3.4)
Foreign exchange contracts	Marketing, general and administrative expense	17.8	(13.0)	40.2

		$17.8	$(12.5)	$36.8

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of "Accumulated other comprehensive loss" and reclassified into earnings in the same period(s) during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

        Losses recognized in "Accumulated other comprehensive loss" (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2012	2011	2010

Foreign exchange contracts	$(.9)	$.3	$(4.8)
Commodity contracts	(.9)	(3.3)	(4.0)
Interest rate contacts	–	–	(.3)

	$(1.8)	$(3.0)	$(9.1)

        Amounts reclassified from "Accumulated other comprehensive loss" (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$(2.5)	$.9	$(4.0)
Commodity contracts	Cost of products sold	(2.8)	(2.9)	(4.6)
Interest rate contracts	Interest expense	(4.4)	(4.2)	(4.8)

		$(9.7)	$(6.2)	$(13.4)

        The amount of gain or loss recognized in income related to the ineffective portion of, and the amount excluded from, effectiveness testing for cash flow hedges and derivatives not designated as hedging instruments was not significant in 2012, 2011, and 2010.

        As of December 29, 2012, we expect a net loss of approximately $1 million to be reclassified from "Accumulated other comprehensive loss" to earnings within the next 12 months. See Note 1, "Summary of Significant Accounting Policies," for more information.

PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 29, 2012
PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

We sponsor a number of defined benefit plans covering eligible employees in the U.S. and certain other countries. Benefits payable to employees are based primarily on years of service and their compensation during their employment with us. While we have not expressed any intent to terminate these plans, we may do so at any time, subject to applicable laws and regulations.

        We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, local laws and regulations. We have not incurred significant costs related to termination indemnity arrangements, and therefore, no related costs are included in the disclosures below.

        Effective December 31, 2011, benefits under our U.K. defined benefit plan were frozen. Benefits under this plan stopped accruing; however, benefits accrued through December 31, 2011 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of the plan. We did not incur curtailment loss in connection with the freezing of benefits under this plan.

        Effective December 31, 2010, benefits under three of our U.S. defined benefit plans — the Avery Dennison Pension Plan ("ADPP"), the Benefit Restoration Plan ("BRP"), and the Supplemental Executive Retirement Plan ("SERP") — were frozen. Benefits under these plans stopped accruing; however, benefits accrued through December 31, 2010 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of the respective plans. As a result of freezing ADPP and BRP benefits, we recognized a curtailment loss of $2.4 million in 2010, recorded in "Other expense, net" in the Consolidated Statements of Income. No curtailment gain or loss was recognized from freezing the SERP, as future service continues to impact the plan's benefits and the determination of the value is not known until the participants retire. In connection with the freezing of SERP benefits, we granted an aggregate of approximately .2 million of stock options to the active SERP participants, which resulted in approximately $2.2 million of pretax stock-based compensation expense in the fourth quarter of 2010. This expense reflected the immediate recognition of compensation cost associated with those stock options granted to certain employees who were retirement eligible under our stock option and incentive plan.

SHARE Plan

Employees who participated in the ADPP between December 1, 1986 and November 30, 1997, may also have a benefit under our Stock Holding and Retirement Enhancement Plan ("SHARE Plan"), a defined contribution plan. ADPP is a floor offset plan that coordinates the amount of projected benefit obligation to an eligible participant with the SHARE Plan. The total benefit payable to an eligible participant equals the greater of the value of the participant's benefit from the ADPP or the value of the participant's SHARE Plan account. Lower than expected asset returns on the participant balances in the SHARE Plan may increase the projected benefit obligation under the ADPP.

Plan Assets

During 2012, we transitioned the investment management of the ADPP assets to a liability driven investment (LDI) strategy. Under an LDI strategy, the assets are invested in a diversified portfolio that is split into two sub-portfolios: a growth portfolio and a liability hedging portfolio. The growth portfolio consists primarily of equity and high-yield fixed income securities. The liability hedging portfolio consists primarily of investment grade fixed income securities and cash, and is intended, over time, to more closely match the liabilities of the plan. The investment objective of the portfolio is to improve the funded status of the plan; as funded status reaches certain trigger points, the portfolio moves to a more conservative asset allocation by increasing the allocation to the liability hedging portfolio. The current allocation is 65% in the growth portfolio and 35% in the liability hedging portfolio, subject to periodic fluctuations due to market movements. The plan assets are diversified across asset classes, striving to balance risk and return within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to fund benefit payments.

        Assets of our international plans are invested in accordance with local accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans combined is 41% in equity securities, 45% in fixed income securities and cash, and 14% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

The following is a description of the valuation methodologies used for assets measured at fair value:

        Cash is valued at nominal value. Money market funds are valued at net asset value ("NAV"). Mutual funds are valued at fair value as determined by quoted market prices, based upon the NAV of shares held by the plans at year-end. Pooled funds, which include real estate pooled funds and multi-asset common trust funds, are comprised of shares or units in funds that are not publicly traded and are valued at net unit value, as determined by the fund's trustees based on the underlying securities in the trust. Equities are valued at the closing price reported on the active market on which the individual securities are traded. Real estate investment trusts are valued based on quoted prices in active markets. Debt securities consist primarily of treasury securities and corporate bonds, which are valued using bid prices; observable market inputs to determine these prices include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids and offers. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows.

        The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$8.0	$8.0	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	216.1	–	216.1	–

Total liability hedging portfolio	216.1	–	216.1	–

Growth portfolio (1)
Pooled funds – Global equities	65.2	–	65.2	–
Pooled funds – Global real estate investment trusts	43.3	–	43.3	–
Pooled funds – High yield bonds	63.7	–	63.7	–
Pooled funds – International	97.5	–	97.5	–
Pooled funds – U.S. equities	154.5	–	154.5	–

Total growth portfolio	424.2	–	424.2	–

Total U.S. plan assets at fair value	$648.3	$8.0	$640.3	$–

Other assets (2)	.2

Total U.S. plan assets	$648.5

(1) "Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global" includes U.S. equity securities.

(2) Included accrued recoverable taxes at year-end 2012.

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$6.2	$6.2	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	239.0	–	239.0	–
Pooled funds – Global bonds	9.0	–	9.0	–

Total fixed income securities	248.3	.3	248.0	–

Equity securities
Pooled funds – Asia Pacific region	12.7	–	12.7	–
Pooled funds – Emerging markets	18.5	–	18.5	–
Pooled funds – European region	46.3	–	46.3	–
Pooled funds – Global	81.5	–	81.5	–
Pooled funds – Real estate investment trusts	28.9	–	28.9	–
Pooled funds – U.S.	10.6	–	10.6	–

Total equity securities	198.5	–	198.5	–

Other investments
Pooled funds – Other	33.8	–	33.8	–
Insurance contracts	27.8	–	–	27.8

Total other investments	61.6	–	33.8	27.8

Total international plan assets at fair value	$514.6	$6.5	$480.3	$27.8

Other assets	.4

Total international plan assets	$515.0

        The following table presents a reconciliation of Level 3 assets held during the year ended December 29, 2012:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 31, 2011	$26.5
Net realized and unrealized gain	.5
Purchases	2.0
Settlements	(1.7)
Impact of changes in foreign currency exchange rates	.5

Balance at December 29, 2012	$27.8

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds – U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–

Total fixed income securities	211.7	94.9	116.8	–

Equity securities
Equities – U.S. growth	33.7	33.7	–	–
Equities – U.S. value	80.8	80.8	–	–
Equities – International	16.7	16.7	–	–
Mutual fund – International	11.2	11.2	–	–
Pooled funds – U.S. equities	192.3	–	192.3	–
Pooled funds – International	13.8	–	13.8	–

Total equity securities	348.5	142.4	206.1	–

Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–

Other payables (1)	(9.1)

Total U.S. plan assets	$551.2

(1) Included accrued receivables and pending broker settlements at year-end 2011.

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	211.9	–	211.9	–
Pooled funds – Global bonds	8.4	–	8.4	–

Total fixed income securities	220.6	.3	220.3	–

Equity securities
Pooled funds – Asia Pacific region	10.4	–	10.4	–
Pooled funds – Emerging markets	14.7	–	14.7	–
Pooled funds – European region	42.2	–	42.2	–
Pooled funds – Global	55.7	–	55.7	–
Pooled funds – Real estate investment trusts	20.5	–	20.5	–
Pooled funds – U.S.	9.9	–	9.9	–

Total equity securities	153.4	–	153.4	–

Other investments
Pooled funds – Other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5

Total other investments	55.2	–	28.7	26.5

Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5

Other assets (1)	.4

Total international plan assets	$441.3

(1) Included accrued receivables and pending broker settlements at year-end 2011.

        The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–

Balance at December 31, 2011	$26.5

Postretirement Health Benefits

We provide postretirement health benefits to certain U.S. retired employees up to the age of 65 under a cost-sharing arrangement, and provide supplemental Medicare benefits to certain U.S. retirees over the age of 65. Our policy is to fund the cost of the postretirement benefits from operating cash flows. While we have not expressed any intent to terminate postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.

        In November 2011, we made certain changes to our U.S. postretirement health benefit plan. As a result of these changes, we will no longer subsidize retiree medical premiums for eligible participants who retire after December 31, 2013. In addition, beginning January 1, 2012, retiree medical premiums for eligible participants who retired on or after January 1, 2007 were based on the claims expense of the retiree group, resulting in a higher premium rate for retirees and lower claims expense for us.

Plan Assumptions

Discount Rate

In consultation with our actuaries, we annually review and determine the discount rates to be used in connection with our postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. In the U.S., our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with the bond portfolios to determine a rate that reflects the liability duration unique to our plans.

Long-term Return on Assets

We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into consideration that assets with higher volatility typically generate a greater return over the long run. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed to check for reasonability and appropriateness.

Healthcare Cost Trend Rate

Our practice is to fund the cost of postretirement benefits from operating cash flows. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2013. This rate is expected to decrease to approximately 5% by 2018.

        A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Balance Sheet Reconciliations

The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss, for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7
Service cost	.3	9.0	.3	11.6	–	1.3
Interest cost	40.3	24.5	40.2	26.8	.4	1.7
Participant contribution	–	4.1	–	4.7	1.2	1.2
Amendments (1)	–	–	–	–	–	(34.1)
Actuarial loss	131.5	50.5	88.5	17.0	1.7	7.0
Plan transfer (2)	2.0	.1	2.0	–	–	–
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension curtailment	–	–	–	(2.8)	–	–
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	12.2	–	(9.2)	–	–
Transfer of obligations to held for sale	–	–	–	(11.6)	–	–

Projected benefit obligation at end of year	$963.7	$597.6	$835.8	$519.5	$12.0	$12.4

Accumulated benefit obligation at end of year	$961.4	$559.0	$834.2	$487.0

(1) Amendments to the U.S. postretirement plan to change premium subsidy and retiree eligibility.

(2) Plan transfer for the U.S. represented a transfer from our savings plan.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$551.2	$441.3	$540.0	$426.6	$–	$–
Actual return on plan assets	83.9	62.7	.7	19.7	–	–
Plan transfer (1)	2.0	–	2.0	–	–	–
Employer contribution	57.6	19.4	48.5	21.8	2.5	2.2
Participant contribution	–	4.1	–	4.7	1.2	1.2
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	9.8	–	(8.2)	–	–
Transfer of assets to held for sale	–	–	–	(1.6)	–	–

Plan assets at end of year	$648.5	$515.0	$551.2	$441.3	$–	$–

(1) Plan transfer for the U.S. represented a transfer from our savings plan.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Non-current assets	$–	$38.3	$–	$35.6	$–	$–
Current liabilities	(3.9)	(2.1)	(3.7)	(2.6)	(2.7)	(2.9)
Non-current liabilities	(311.3)	(118.9)	(280.9)	(111.2)	(9.3)	(9.5)

Plan assets less than benefit obligations	$(315.2)	$(82.7)	$(284.6)	$(78.2)	$(12.0)	$(12.4)

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used for determining year-end obligations
Discount rate	4.00%	3.94%	4.75%	4.80%	5.50%	5.24%	2.85%	3.75%	5.25%
Rate of increase in future compensation levels	–	2.24	–	2.79	–	2.95	–	–	–

        The amount in non-current pension assets represents the net assets of our overfunded plans, which consist of a few international plans. The amounts in current and non-current pension liabilities represent the net obligation of our underfunded plans, which consist of all U.S. and several international plans.

        For U.S. and international plans combined, the projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.27 billion and $829.2 million, respectively, at year-end 2012 and $1.11 billion and $713.8 million, respectively, at year-end 2011.

        For U.S. and international plans combined, the accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.24 billion and $816.5 million, respectively, at year-end 2012 and $1.09 billion and $703.2 million, respectively, at year-end 2011.

Accumulated Other Comprehensive Loss

The following table sets forth the pretax amounts, including that of discontinued operations, recognized in "Accumulated other comprehensive loss" in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$558.8	$131.4	$480.2	$118.4	$29.9	$31.0
Prior service cost (credit)	1.5	2.9	1.8	3.3	(43.3)	(48.2)
Net transition obligation (assets)	–	.4	–	(.1)	–	–

Net amount recognized in accumulated other comprehensive loss (income)	$560.3	$134.7	$482.0	$121.6	$(13.4)	$(17.2)

        The following table sets forth the pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)":

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$93.5	$16.4	$133.6	$18.1	$15.9	$30.1	$1.7	$7.0	$1.9
Prior service cost (credit)	–	–	–	–	.8	.2	–	(34.1)	–

Net amount recognized in other comprehensive loss (income)	$93.5	$16.4	$133.6	$18.1	$16.7	$30.3	$1.7	$(27.1)	$1.9

Plan Income Statement Reconciliations

The following table sets forth the components of net periodic benefit cost, recorded in income from continuing operations, for our defined benefit plans:

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.3	$9.1	$.3	$10.5	$19.1	$8.6	$–	$1.3	$1.2
Interest cost	40.3	24.5	40.2	26.3	32.2	23.8	.5	1.7	1.6
Expected return on plan assets	(45.9)	(22.1)	(45.7)	(24.9)	(38.9)	(25.7)	–	–	–
Recognized net actuarial loss	14.3	3.1	8.5	4.0	16.2	2.3	2.7	1.9	1.3
Amortization of prior service cost	.4	.4	.4	.4	.6	.4	(4.8)	(2.5)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.5)	–	–	–
Recognized (gain) loss on curtailment	–	–	–	(.2)	2.4	(.9)	–	–	–
Recognized loss (gain) on settlement (1)	.6	–	–	(.1)	–	.4	–	–	–

Net periodic benefit cost	$10.0	$14.5	$3.7	$15.5	$31.6	$8.4	$(1.6)	$2.4	$2.5

(1) Represented settlement events in the U.S. in 2012, and Belgium and Korea in 2010.

        The following table sets forth the weighted-average assumptions used for determining net periodic cost:

	Pension Benefits							U.S. Postretirement Health Benefits
	2012		2011		2010			2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.		Int'l

Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	(1)	5.72%	3.75%	5.25%	5.50%
Expected long-term rate of return on plan assets	8.00	4.95	8.00	5.48	8.75		6.23	–	–	–
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59		2.99	–	–	–

(1) The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the freezing of benefits under those plans effective December 31, 2010.

Plan Contributions

We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. In 2013, we expect to contribute approximately $43 million to our U.S. pension plans. We also expect to contribute approximately $17 million to our international pension plans, bringing our total expected contribution to our U.S. and international pension plans to approximately $60 million. This amount excludes any additional contributions we may make using the net proceeds from the sale of the OCP and DES businesses.

        We also expect to contribute approximately $3 million to our postretirement benefit plan in 2013.

Future Benefit Payments

Anticipated future benefit payments, which reflect expected service periods for eligible participants, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

2013	$44.3	$20.6	$2.8
2014	45.7	20.9	2.2
2015	46.9	22.0	1.6
2016	48.5	23.0	1.1
2017	50.1	24.0	.9
2018 – 2022	285.3	139.0	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

Our estimates of fiscal year 2013 amortization of amounts, including that of discontinued operations, included in "Accumulated other comprehensive loss" are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

Net actuarial loss	$19.2	$6.4	$2.7
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset (obligation)	–	(.1)	–

Net amount to be recognized	$19.6	$6.7	$(2.1)

Defined Contribution Plans

We sponsor various defined contribution plans worldwide, with the largest plan being the Avery Dennison Corporation Savings Plan ("Savings Plan"), a 401(k) plan covering our U.S. employees. Employees hired after December 31, 2008, who were no longer eligible to participate in our defined benefit pension plans and early retiree medical plan, received an enhanced employer matching contribution in the Savings Plan through December 31, 2010. Effective January 1, 2011, we increased and made uniform our matching contribution for all participants in the Savings Plan in connection with the freezing of benefits under the ADPP and BRP effective December 31, 2010.

        We recognized expense from continuing operations of $22 million, $21.6 million, and $10.2 million in 2012, 2011, and 2010, respectively, related to our contributions and match of participant contributions to the Savings Plan. Prior to the termination of the Employee Stock Benefit Trust ("ESBT") on July 21, 2011, shares of our common stock held in the ESBT were used to fund these contributions. Subsequent to the termination of the ESBT, these contributions have been funded using shares of our common stock held in treasury.

Other Retirement Plans

We have deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earn specified and variable rates of return. As of year-end 2012 and 2011, we had accrued $128.3 million and $130.9 million, respectively, for our obligations under these plans. These obligations are funded by corporate-owned life insurance contracts and standby letters of credit. As of year-end 2012 and 2011, these obligations were secured by standby letters of credit of $16 million. Proceeds from the insurance policies are payable to us upon the death of covered participants. The cash surrender value of these policies, net of outstanding loans, included in "Other assets" in the Consolidated Balance Sheet, was $187.4 million and $186.1 million at year-end 2012 and 2011, respectively.

        Our deferred compensation (gain) expense was $7.4 million, $(4.0) million, and $4.4 million for 2012, 2011, and 2010, respectively. A portion of the interest on certain of our contributions may be forfeited by participants if their employment is terminated before age 55 other than by reason of death or disability.

        We maintain a Directors Deferred Equity Compensation Plan for our non-employee directors, which allows them to elect to receive their cash compensation (consisting of annual retainers and per-meeting fees) in deferred stock units ("DSUs") issued under our stock option and incentive plan. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs. A director's DSUs are converted into shares of our common stock upon his or her resignation or retirement. Approximately .1 million DSUs were outstanding, with an aggregate value of $3.1 million and $2 million as of year-end 2012 and 2011, respectively.

COMMITMENTS	12 Months Ended
Dec. 29, 2012
COMMITMENTS
COMMITMENTS

NOTE 7. COMMITMENTS

Minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms of one year or more, including those for discontinued operations, are as follows:

Year	(In millions)

2013	$66.2
2014	42.5
2015	31.4
2016	20.2
2017	12.4
2018 and thereafter	38.4

Total minimum lease payments	$211.1

        Rent expense for operating leases from continuing operations, which includes maintenance and insurance costs and property taxes, was approximately $76 million in 2012, $85 million in 2011, and $85 million in 2010. Operating leases relate primarily to office and warehouse space, and equipment for electronic data processing and transportation. The terms of these leases do not impose significant restrictions or unusual obligations, except as noted below.

        On February 20, 2012, one of our subsidiaries entered into a 15-year lease commitment for a commercial facility located in the Netherlands, to be used primarily for the European headquarters and research center for our Pressure-sensitive Materials segment, for an aggregate amount of approximately $60 million, which is guaranteed by Avery Dennison Corporation. This amount was not included in the table above because the lease is subject to certain conditions prior to its expected commencement in February 2014. We expect annual rental payments to be approximately $3 million to $4 million over the lease term.

        On September 9, 2005, we completed a ten-year lease financing for a commercial facility located in Mentor, Ohio, used primarily for the North American headquarters and research center of our Label and Packaging Materials division. The facility consists generally of land, buildings, and equipment. We lease the facility under an operating lease arrangement, which contains a residual value guarantee of $31.5 million, as well as certain obligations with respect to the refinancing of the lessor's debt of $11.5 million (collectively, the "Guarantee"). At the end of the lease term, we have the option to purchase or remarket the facility at an amount equivalent to the value of the Guarantee. If our estimated fair value (or estimated selling price) of the facility falls below the Guarantee, we would be required to pay the lessor a shortfall, which is an amount equivalent to the Guarantee less our estimated fair value. During the second quarter of 2011, we estimated a shortfall with respect to the Guarantee and began to recognize the shortfall on a straight-line basis over the remaining lease term. The carrying amount of the shortfall was approximately $12 million at December 29, 2012, which was included in "Long-term retirement benefits and other liabilities."

        Refer to Note 4, "Debt and Capital Leases," for capital lease obligations.

CONTINGENCIES	12 Months Ended
Dec. 29, 2012
CONTINGENCIES
CONTINGENCIES

NOTE 8. CONTINGENCIES

Legal Proceedings

We are involved in various lawsuits, claims, inquiries, and other regulatory and compliance matters, most of which are routine to the nature of our business. We have accrued liabilities for matters where it is probable that a loss will be incurred and the amount of loss can be reasonably estimated. Because of the uncertainties associated with claims resolution and litigation, future expense to resolve these matters could be higher than the liabilities accrued by us; however, we are unable to reasonably estimate a range of potential expense. If information becomes available that allows us to reasonably estimate the range of potential expense in an amount higher or lower than what we have accrued, we will adjust our accrued liabilities accordingly. Additional lawsuits, claims, inquiries, and other regulatory and compliance matters could arise in the future. The range of expense for resolving any future matters will be assessed as they arise; until then, a range of potential expense for such resolution cannot be determined. Based upon current information, we believe that the impact of the resolution of these other matters would not be, individually or in the aggregate, material to our financial position, results of operations or cash flows.

Environmental Matters

As of December 29, 2012, we have been designated by the U.S. Environmental Protection Agency ("EPA") and/or other responsible state agencies as a potentially responsible party ("PRP") at fourteen waste disposal or waste recycling sites, which are the subject of separate investigations or proceedings concerning alleged soil and/or groundwater contamination and for which no settlement of our liability has been agreed. We are participating with other PRPs at such sites, and anticipate that our share of cleanup costs will be determined pursuant to remedial agreements entered into in the normal course of negotiations with the EPA or other governmental authorities.

        We have accrued liabilities for sites where it is probable that a loss will be incurred and the cost or amount of loss can be reasonably estimated. These estimates could change as a result of changes in planned remedial actions, remediation technologies, site conditions, the estimated time to complete remediation, environmental laws and regulations, and other factors. Because of the uncertainties associated with environmental assessment and remediation activities, future expense to remediate these sites could be higher than the liabilities accrued by us; however, we are unable to reasonably estimate a range of potential expense. If information becomes available that allows us to reasonably estimate the range of potential expense in an amount higher or lower than what we have accrued, we will adjust our environmental liabilities accordingly. In addition, we could identify additional sites for cleanup in the future. The range of expense for remediation of any future-identified sites will be addressed as they arise; until then, a range of expense for such remediation cannot be determined.

        The activity in 2012 and 2011 related to environmental liabilities was as follows:

(In millions)	2012	2011

Balance at beginning of year	$40.6	$46.3
(Reversals) charges, net	(3.1)	.4
Payments	(5.0)	(6.1)

Balance at end of year	$32.5	$40.6

        As of December 29, 2012, approximately $10 million of the balance was classified as short-term.

Guarantees

We participate in receivable financing programs with several financial institutions whereby advances may be requested from these financial institutions. The collection of the related receivables is guaranteed by us. At December 29, 2012, the outstanding amount guaranteed, including those for discontinued operations, was approximately $18 million.

        As of December 29, 2012, Avery Dennison Corporation guaranteed approximately $375 million in lines of credit with various financial institutions, and up to approximately $9 million of certain of our subsidiaries' obligations to their suppliers, including those that are part of discontinued operations.

        Unused letters of credit (primarily standby) with various financial institutions, including those for discontinued operations, were approximately $94 million at December 29, 2012.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 29, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 9. SHAREHOLDERS' EQUITY

Common Stock and Common Stock Repurchase Program

Our Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (none outstanding), with respect to which our Board of Directors may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

        In 1996, we established and contributed shares of our common stock to the ESBT to help meet our future obligations under employee benefit and compensation plans, including stock-based compensation plans, 401(k) plans, and other employee benefit plans. The Board of Directors previously authorized the issuance of up to 18 million shares to be used for the issuance of equity awards and the funding of our other obligations arising from various employee benefit plans. During the first two quarters of 2011 and full year 2010, we released approximately 1 million shares totaling $31.4 million and 4.3 million shares totaling $163 million, respectively, from the ESBT to fund a portion of our employee benefit and stock-based compensation obligations. These shares were included as "Treasury stock at cost" in the Consolidated Balance Sheets. The ESBT terminated on July 21, 2011 upon the utilization of the remaining balance of shares held therein, and we began using shares of our common stock held in treasury to settle exercises of stock options and vesting of restricted stock units and performance units, as well as to fund contributions to the U.S. defined contribution plan.

        From time to time, our Board of Directors authorizes us to repurchase shares of our outstanding common stock. Repurchased shares may be reissued under our stock option and incentive plans or used for other corporate purposes. In 2012, we repurchased approximately 7.9 million shares of our common stock at an aggregate cost of $235.2 million.

        On July 26, 2012, our Board of Directors authorized the repurchase of additional shares of our common stock in the total aggregate amount of up to $400 million (exclusive of any fees, commissions or other expenses related to such purchases). As of December 29, 2012, shares of our common stock in the aggregate amount of approximately $338 million remained authorized for repurchase under this Board authorization.

        On January 27, 2011, our Board of Directors authorized the repurchase of 5 million shares of our common stock. As of December 29, 2012, there were no shares remaining under this Board authorization.

        In December 2010, we executed the repurchase of approximately .3 million shares of our common stock for $13.5 million, which settled in January 2011.

LONG-TERM INCENTIVE COMPENSATION	12 Months Ended
Dec. 29, 2012
LONG-TERM INCENTIVE COMPENSATION
LONG-TERM INCENTIVE COMPENSATION

NOTE 10. LONG-TERM INCENTIVE COMPENSATION

Equity Awards

Stock-Based Compensation

We maintain various stock option and incentive plans and grant our annual stock-based compensation awards to eligible employees in February and non-employee directors in April of every year. Awards granted to retirement-eligible employees vest in full upon retirement; awards to these employees are accounted for as though the awards are fully vested at the date of grant.

        The stock-based compensation expense related to stock options, performance units ("PUs"), restricted stock units ("RSUs") and restricted stock, is based on the estimated fair value of awards expected to vest, amortized on a straight-line basis over the requisite service period.

        Stock-based compensation expense from continuing operations and the total recognized tax benefit related to this expense for the years 2012, 2011, and 2010 were as follows:

(in millions)	2012	2011	2010

Stock-based compensation expense	$36.3	$37.1	$31.4
Tax benefit	12.6	13.6	11.9

        This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income. No stock-based compensation cost was capitalized for the years ended 2012, 2011, and 2010.

        As of December 29, 2012, we had approximately $48 million of unrecognized compensation expense from continuing operations related to unvested stock options, PUs, and RSUs. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years for stock options, PUs, and RSUs.

Stock Options

Stock options granted to non-employee directors and employees may be granted at no less than 100% of the fair market value of our common stock on the date of the grant. Options generally vest ratably over a three-year period for non-employee directors and over a four-year period for employees. Prior to fiscal year 2010, options granted to non-employee directors generally vested ratably over a two-year period. Options expire ten years from the date of grant.

        The fair value of our stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term. The following assumptions are used in estimating the fair value of granted stock options.

        Risk-free interest rate is based on the 52-week average of the Treasury-Bond rate that has a term corresponding to the expected option term.

        Expected stock price volatility for options represents an average of the implied and historical volatility.

        Expected dividend yield is based on the current annual dividend divided by the 12-month average of our monthly stock price prior to grant.

        Expected option term is determined based on historical experience under our stock option and incentive plan.

        The weighted-average fair value per share of options granted during 2012 was $7.08, compared to $9.45 for 2011 and $8.76 for 2010.

        The underlying weighted-average assumptions used were as follows:

	2012	2011	2010

Risk-free interest rate	1.82%	2.22%	2.61%
Expected stock price volatility	32.81%	30.70%	31.99%
Expected dividend yield	3.30%	2.76%	2.51%
Expected option term	6.0 years	6.2 years	6.0 years

        The following table sets forth stock option information related to our stock option and incentive plans during 2012:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Granted	1,572.2	30.56
Exercised	(438.9)	23.26
Forfeited or expired	(1,102.1)	56.99

Outstanding at December 29, 2012	11,376.9	$43.93	5.59	$28.0
Options vested and expected to vest at December 29, 2012	10,772.5	44.58	5.44	25.8
Options exercisable at December 29, 2012	7,821.6	$49.14	4.39	$15.0

        The total intrinsic value of stock options exercised was $3.8 million in 2012, $2.9 million in 2011, and $1.9 million in 2010. Cash received by us from the exercise of these stock options was approximately $10.2 million in 2012, $3.9 million in 2011, and $2.5 million in 2010. The tax benefit associated with these exercised options was $1.3 million in 2012, $.9 million in 2011, and $.6 million in 2010. The intrinsic value of the stock options is based on the amount by which the market value of the underlying stock exceeds the exercise price of the option.

Performance Units

PUs are granted under our stock option and incentive plan to certain of our eligible employees. PUs are payable in shares of our common stock at the end of a three-year cliff vesting period provided that certain performance metrics are achieved at the end of the period. Over the performance period, the number of shares of our common stock issued is adjusted upward or downward based upon the probability of achievement of performance metrics. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant.

        The following table summarizes information related to awarded PUs:

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	907.7	$27.20
Granted at target	498.7	34.43
Vested	(11.3)	28.86
Forfeited/cancelled	(393.9)	15.98

Unvested at December 29, 2012	1,001.2	$35.20

        We did not achieve the threshold level for the performance objectives established for the 2009-2011 performance period, and accordingly, the PUs granted in 2009 were cancelled in the first quarter of 2012.

Restricted Stock Units and Restricted Stock

RSUs are granted under our stock option and incentive plan and vest ratably over a period of 3 to 5 years provided that employment continues through the applicable vesting date. If the condition is not met, unvested RSUs are generally forfeited.

        Certain RSUs granted from 2005 through 2008 included dividend equivalents in the form of additional RSUs, which are equivalent to the amount of the dividends paid on a single share of our common stock multiplied by the number of RSUs in the employee's account that are eligible to receive dividend equivalents. Starting in fiscal year 2008, we ceased granting RSUs with dividend equivalents.

        The following table summarizes information related to awarded RSUs:

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	1,119.2	$31.26
Granted	771.3	27.88
Vested	(409.7)	30.43
Forfeited	(128.6)	30.23

Unvested at December 29, 2012	1,352.2	$29.68

        During 2005, we made one grant of 30,000 shares of restricted stock, which vested in two equal installments; the first in 2009 and the second in 2012.

Cash Awards

Long-Term Incentive Units

In 2012, we began granting long-term incentive units ("LTI units") under our long-term incentive unit plan to certain non-executive employees. These LTI units are cash awards and vest ratably over a four-year period. The settlement value equals the number of vested LTI units multiplied by the average of the high and low market prices of our common stock on the vesting date. The compensation expense from continuing operations related to these units was $1.9 million for the year ended December 29, 2012. This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income. The total recognized tax benefit related to these units was $.5 million for the year ended December 29, 2012.

COST REDUCTION ACTIONS	12 Months Ended
Dec. 29, 2012
COST REDUCTION ACTIONS
COST REDUCTION ACTIONS

NOTE 11. COST REDUCTION ACTIONS

2012 Program

In 2012, we recorded $57.7 million in restructuring charges, consisting of severance and related costs for the reduction of approximately 1,060 positions, lease cancellation costs, and asset impairment charges. Approximately 60 employees impacted by this program remained employed with us as of December 29, 2012. We expect to complete this program in 2013.

2011 Actions

In 2011, we recorded approximately $45 million in restructuring charges, including charges for discontinued operations, consisting of severance and related costs for the reduction of approximately 910 positions, asset impairment charges, and lease cancellation costs. No employees impacted by these actions remained employed with us as of December 29, 2012.

Q3 2010 — Q4 2010 Actions

In the second half of 2010, we recorded approximately $10 million in restructuring charges, including charges for discontinued operations, consisting of severance and related costs for the reduction of approximately 725 positions, asset impairment charges, and lease cancellation costs. No employees impacted by these actions remained employed with us as of December 31, 2011.

Q4 2008 — Q2 2010 Program

We recorded approximately $150 million in restructuring charges (of which $105 million represented cash charges), including charges for discontinued operations, over the period related to this restructuring program. The program consisted of severance and related costs for the reduction of approximately 4,350 positions, asset impairment charges, and lease cancellation costs. No employees impacted by this program remained employed with us as of December 31, 2011.

        Severance and related costs and lease cancellation costs are recorded to "Other accrued liabilities" in the Consolidated Balance Sheets. For assets that were not disposed, impairments were based on the estimated market value of the assets.

        During 2012, restructuring charges and payments/settlements, including those for discontinued operations, were as follows:

(In millions)	Accrual at December 31, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2012

2012 Program
Severance and related costs	$–	$50.7	$(30.5)	$–	$.5	$20.7
Lease cancellation costs	–	.1	–	–	–	.1
Asset impairment	–	6.9	–	(6.9)	–	–
2011 Actions
Severance and related costs	12.7	(1.1)	(11.7)	–	.2	.1
Lease cancellation costs	1.8	(.2)	(1.6)	–	–	–
Q3 2010 — Q4 2010 Actions
Severance and related costs	.2	–	(.2)	–	–	–

	$14.7	$56.4	$(44.0)	$(6.9)	$.7	$20.9

        Restructuring charges and payments/settlements during 2011 were as follows:

(In millions)	Accrual at January 1, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2011

2011
Severance and related costs	$–	$37.4	$(24.4)	$–	$(.3)	$12.7
Lease cancellation costs	–	2.9	(1.1)	–	–	1.8
Asset impairment	–	7.0	–	(7.0)	–	–
Q3 2010 — Q4 2010
Severance and related costs	7.6	–	(7.3)	–	(.1)	.2
Lease cancellation costs	1.1	(.1)	(1.0)	–	–	–
Q4 2008 — Q2 2010
Severance and related costs	2.4	(2.1)	(1.0)	–	.7	–
Lease cancellation costs	.6	–	(.6)	–	–	–
Prior restructuring actions	.1	.1	(.2)	–	–	–

	$11.8	$45.2	$(35.6)	$(7.0)	$.3	$14.7

        The table below shows the total amount of costs incurred by reportable segment and other businesses in connection with these restructuring actions for the periods shown below. Restructuring costs in continuing operations were included in "Other expense, net" in the Consolidated Statements of Income.

(In millions)	2012	2011	2010

Restructuring costs by reportable segment and other businesses
Pressure-sensitive Materials	$33.8	$19.5	$7.8
Retail Branding and Information Solutions	17.6	19.3	4.3
Other specialty converting businesses	2.0	.9	.5
Corporate	3.0	4.8	.1

Continuing operations	$56.4	$44.5	$12.7

Discontinued operations	–	.7	6.3

	$56.4	$45.2	$19.0

TAXES BASED ON INCOME	12 Months Ended
Dec. 29, 2012
TAXES BASED ON INCOME
TAXES BASED ON INCOME

NOTE 12. TAXES BASED ON INCOME

Taxes based on income (loss) were as follows:

(In millions)	2012	2011	2010

Current:
U.S. federal tax	$(12.4)	$.6	$(39.2)
State taxes	(1.9)	(1.0)	(6.9)
International taxes	101.6	79.2	87.7

	87.3	78.8	41.6

Deferred:
U.S. federal tax	8.7	(9.9)	(14.4)
State taxes	(9.3)	(1.4)	7.5
International taxes	(0.3)	11.0	(37.5)

	(0.9)	(.3)	(44.4)

Provision for (benefit from) income taxes	$86.4	$78.5	$(2.8)

        The principal items accounting for the difference in taxes as computed at the U.S. statutory rate, and as recorded, were as follows:

(In millions)	2012	2011	2010

Computed tax at 35% of income before taxes	$89.4	$81.5	$83.6
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	1.6	(2.3)	(1.3)
Foreign earnings taxed at different rates	11.6	2.1	(59.4)
Valuation allowance	(25.8)	8.3	2.5
Deferred compensation assets	(5.5)	(5.1)	(7.9)
U.S. federal tax credits (R&D and low-income housing)	–	(4.6)	(3.8)
Tax contingencies and audit settlements	11.6	1.6	(17.7)
Expiration of carryforward items	4.8	.4	.6
Other items, net	(1.3)	(3.4)	.6

Provision for (benefit from) income taxes	$86.4	$78.5	$(2.8)

        Consolidated income (loss) before taxes from continuing U.S. and international operations was as follows:

(In millions)	2012	2011	2010

U.S.	$(109.7)	$(64.6)	$(45.7)
International	365.2	297.5	284.7

Income from continuing operations before taxes	$255.5	$232.9	$239.0

        The effective tax rate for continuing operations was approximately 34% for both 2012 and 2011. The 2012 effective tax rate for continuing operations reflected $6.2 million of benefit for the release of a valuation allowance on certain state tax credits and $10.8 million of expense (included in "Foreign earnings taxed at different rates") related to the accrual of U.S. taxes on certain foreign earnings expected to be repatriated during 2013. Additionally, the effective tax rate for 2012 was negatively impacted by approximately $5 million from the statutory expiration of federal research and development tax credits on December 31, 2011. A majority of the valuation allowance releases of $25.8 million were offset by increases to tax expense associated with items included primarily in "State taxes, net of federal tax benefit," "Foreign earnings taxed at different rates," and "Expiration of carryforward items" for which valuation allowances had previously been recorded. The 2011 effective tax rate for continuing operations reflected $8.3 million of expense for increases in valuation allowances and $2.8 million of expense from the settlement of foreign tax audits.

        The 2010 effective tax rate reflected $45.5 million of benefit from net operating losses resulting from the local statutory write-down of certain investments in Europe due to a decline in their value. The decline in value established a net operating loss tax asset subject to recapture. As a result of a legal entity restructuring, the liability for the recapture was eliminated, causing us to recognize a discrete tax benefit in the fourth quarter. We do not expect events of this nature to occur frequently since the recognition of the tax effects of declines in values of subsidiaries requires specific tax planning and restructuring actions, and we have no plans to pursue such specific actions.

        The 2010 effective tax rate also reflected $17.7 million of net benefit from normally-occurring releases and accruals of certain tax reserves, which were in part due to reductions in our tax positions for prior years from settlements with taxing jurisdictions and lapses of applicable statutory periods. Net operating losses, including the net operating losses which resulted from the local statutory write-down of certain investments in Europe referenced above, may offset future taxable income, thereby lowering cash tax payments over the coming years.

        On January 2, 2013, the American Taxpayer Relief Act of 2012 ("ATRA") was enacted, retrospectively extending the federal research and development credit for amounts paid or incurred after December 31, 2011 and before January 1, 2014. The ATRA also retroactively extended the controlled foreign corporation ("CFC") look-through rule which had expired on December 31, 2011. For periods in which the look-though rule is effective, certain dividends, interest, rents, and royalties received or accrued by a CFC of a U.S. multinational enterprise from a related CFC are excluded from U.S. federal income tax. The retroactive effect of the extension of the CFC look-through rule is not expected to have a material impact on our effective tax rate or operating results due to our repatriation assertions. We plan to repatriate the foreign earnings that were not subject to the look-through rule in 2012 and taxes on these foreign earnings will remain accrued for future cash repatriation.

        The retroactive effects of the ATRA are expected to be recognized in the first quarter of 2013 (when the law was enacted). The renewal of both the federal research and development tax credit and the CFC look-through rule beyond 2013 is uncertain.

        Income taxes have not been provided on certain undistributed earnings of foreign subsidiaries of approximately $1.4 billion and $1.3 billion at December 29, 2012 and December 31, 2011, respectively, because the earnings are considered to be indefinitely reinvested. It is not practicable to estimate the amount of tax that would be payable upon distribution of these earnings. Deferred taxes have been accrued for earnings that are not considered indefinitely reinvested. The repatriation accrual for the year ended December 29, 2012 and December 31, 2011 was $20.3 million and $18.1 million, respectively.

        Deferred income taxes reflect the temporary differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts utilized for tax purposes. The primary components of the temporary differences that gave rise to our deferred tax assets and liabilities were as follows:

(In millions)	2012	2011

Accrued expenses not currently deductible	$80.3	$62.2
Net operating losses	357.2	352.3
Tax credit carryforwards	118.0	129.8
Capital loss carryforward	6.0	11.7
Postretirement and postemployment benefits	107.9	102.7
Pension costs	146.1	127.5
Inventory reserves	12.1	11.9
Other assets	2.7	3.7
Valuation allowance	(97.2)	(122.8)

Total deferred tax assets (1)	733.1	679.0

Depreciation and amortization	(166.7)	(168.7)
Repatriation accrual	(20.3)	(18.1)
Foreign operating loss recapture	(136.5)	(119.0)
Other liabilities	(8.6)	(9.8)

Total deferred tax liabilities (1)	(332.1)	(315.6)

Total net deferred tax assets	$401.0	$363.4

(1)
Reflected gross amount before jurisdictional netting of deferred tax assets and liabilities.

        A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized. When establishing a valuation allowance, we consider future sources of taxable income such as "future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards" and "tax planning strategies."

        Net operating loss carryforwards of foreign subsidiaries at December 29, 2012 and December 31, 2011 were $1.14 billion and $1.13 billion, respectively. If unused, foreign net operating losses of $33.5 million will expire between 2013 and 2016, and $107.9 million will expire after 2016. Net operating losses of $1.0 billion can be carried forward indefinitely. Based on current projections, certain indefinite-lived foreign net operating losses may take approximately 50 years to be fully utilized. Tax credit carryforwards of both domestic and foreign subsidiaries at December 29, 2012 and December 31, 2011 totaled $118.0 million and $129.8 million, respectively. If unused, tax credit carryforwards of $4.5 million will expire between 2013 and 2015, $85.1 million will expire between 2016 and 2020, and $19.2 million will expire after 2020. Tax credit carryforwards of $9.2 million can be carried forward indefinitely. We have established a valuation allowance for the net operating loss and credit carryforwards not expected to be utilized. The valuation allowance at December 29, 2012 and December 31, 2011 was $97.2 million and $122.8 million, respectively.

        With the expiration of our tax holidays in China during 2012 and the expected expiration of our remaining tax holidays in Bangladesh, Thailand, and Vietnam between 2013 and 2016, tax holidays did not have a material effect on our 2012 results. The expected expiration of remaining tax holidays is not expected to have a material effect on our effective tax rate, operating results, or financial condition going forward.

Unrecognized Tax Benefits

        On December 29, 2012, our unrecognized tax benefits totaled $121.6 million, including $82.8 million of unrecognized tax benefits which, if recognized, would reduce the annual effective income tax rate. As of December 31, 2011, our unrecognized tax benefits totaled $120.3 million, including $78.5 million of unrecognized tax benefits which, if recognized, would reduce the annual effective income tax rate.

        Where applicable, we recognize potential accrued interest and penalties related to unrecognized tax benefits from our global operations in income tax expense. We recognized an expense of $5.5 million and $2.7 million in the Consolidated Statements of Income in 2012 and 2011, respectively. We have accrued for $29.1 million and $23.6 million of interest and penalties, net of tax benefit, in the Consolidated Balance Sheets at December 29, 2012 and December 31, 2011, respectively.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is set forth below:

(In millions)	2012	2011

Balance at beginning of year	$120.3	$127.2
Additions based on tax positions related to the current year	15.7	19.7
Additions for tax position of prior years	.6	2.6
Reductions for tax positions of prior years:
Changes in judgment	(5.6)	(2.3)
Settlements	(2.3)	(5.5)
Lapses of applicable statute	(4.4)	(19.2)
Changes due to translation of foreign currencies	(2.7)	(2.2)

Balance at end of year	$121.6	$120.3

        The amount of income taxes we pay is subject to ongoing audits by taxing jurisdictions around the world. Our estimate of the potential outcome of any uncertain tax issue is subject to our assessment of relevant risks, facts, and circumstances existing at that time. We believe that we have adequately provided for reasonably foreseeable outcomes related to these matters. However, our future results may include favorable or unfavorable adjustments to our estimated tax liabilities in the period the assessments are made or resolved, which may impact our effective tax rate. As of the date the 2012 financial statements are being issued, we and our U.S. subsidiaries have completed the Internal Revenue Service's Compliance Assurance Process Program through 2011. We are subject to routine tax examinations in other jurisdictions. With some exceptions, we are no longer subject to examinations by tax authorities for years prior to 2006.

        It is reasonably possible that, during the next 12 months, we may realize a decrease in our gross uncertain tax positions by approximately $11 million, primarily as the result of cash payments and closing tax years. We anticipate that it is reasonably possible that cash payments of approximately $1 million relating to gross uncertain tax positions could be paid within the next 12 months.

        In addition, we made a cash payment of approximately $7 million as a result of the settlement of certain foreign tax audits that had been agreed with tax authorities but not finally assessed as of December 29, 2012.

SEGMENT INFORMATION	12 Months Ended
Dec. 29, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 13. SEGMENT INFORMATION

The accounting policies of the segments are described in Note 1, "Summary of Significant Accounting Policies." Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

        We do not disclose total assets by reportable segment since we do not produce and review such information internally. We do not disclose revenues from external customers for each product because it is impracticable to do so. As our reporting structure is not organized by country, results by individual country are not provided because it is impracticable to do so.

        Financial information by reportable segment and other businesses from continuing operations is set forth below.

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,255.5	$4,260.7	$4,000.8
Retail Branding and Information Solutions	1,534.1	1,510.0	1,534.2
Other specialty converting businesses	246.0	255.6	247.0

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

Intersegment sales
Pressure-sensitive Materials	$74.1	$73.1	$67.2
Retail Branding and Information Solutions	4.7	3.4	2.5
Other specialty converting businesses	6.5	5.9	5.6

Intersegment sales	$85.3	$82.4	$75.3

Income (loss) from continuing operations before taxes
Pressure-sensitive Materials	$362.9	$352.2	$356.6
Retail Branding and Information Solutions	54.5	42.7	60.2
Other specialty converting businesses	(2.9)	3.4	(.6)
Corporate expense	(86.2)	(94.4)	(100.9)
Interest expense	(72.8)	(71.0)	(76.3)

Income from continuing operations before taxes	$255.5	$232.9	$239.0

Capital expenditures
Pressure-sensitive Materials	$63.8	$70.0	$54.4
Retail Branding and Information Solutions	24.4	23.8	42.8
Other specialty converting businesses	7.4	5.9	3.9
Corporate	1.3	1.6	1.8

Capital expenditures	$96.9	$101.3	$102.9

Depreciation expense
Pressure-sensitive Materials	$82.1	$85.7	$88.5
Retail Branding and Information Solutions	56.7	57.9	56.5
Other specialty converting businesses	8.5	10.4	12.7
Corporate	3.2	3.8	4.0

Depreciation expense	$150.5	$157.8	$161.7

Other expense, net by reportable segment and other businesses
Pressure-sensitive Materials	$33.2	$19.9	$9.0
Retail Branding and Information Solutions	24.6	17.7	6.2
Other specialty converting businesses	5.9	(4.7)	.8
Corporate	5.7	13.7	3.6

Other expense, net	$69.4	$46.6	$19.6

Other expense, net by type
Restructuring costs:
Severance and related costs	$49.6	$35.5	$10.0
Asset impairment and lease cancellation charges	6.8	9.0	2.7
Other items:
Indefinite-lived intangible asset impairment charge	7.0	–	–
Gain on sale of product line	(.6)	(5.6)	–
Gain on sale of investment	–	–	(.5)
Loss from debt extinguishments	–	.7	4.0
Loss from curtailment of domestic pension obligations	–	–	2.5
Legal settlements	–	(1.2)	.9
Costs associated with exiting product lines	3.9	–	–
OCP divestiture-related costs (1)	2.7	8.2	–

Other expense, net	$69.4	$46.6	$19.6

(1)
Represents the portion in continuing operations.

        Revenues in our continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location to which the product is shipped. Export sales from the United States to unaffiliated customers are not a material factor in our business.

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
U.S.	$1,682.8	$1,636.1	$1,602.5
Europe	1,861.9	2,007.8	1,896.7
Asia	1,634.4	1,533.5	1,474.9
Latin America	501.2	489.8	468.4
Other international	355.3	359.1	339.5

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

        Property, plant and equipment, net, in our U.S. and international operations are set forth below.

(In millions)	2012	2011	2010

Property, plant and equipment, net
U.S.	$340.2	$370.5	$488.4
International	675.3	708.9	774.5

Property, plant and equipment, net	$1,015.5	$1,079.4	$1,262.9

QUARTERLY FINANCIAL INFORMATION (Unaudited)	12 Months Ended
Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (Unaudited)
QUARTERLY FINANCIAL INFORMATION (Unaudited)

NOTE 14. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2012
Net sales	$1,483.3	$1,532.3	$1,487.8	$1,532.2
Gross profit	387.6	399.8	392.0	397.7
Income from continuing operations	46.3	51.3	38.1	33.4
Income (loss) from discontinued operations, net of tax	(2.4)	12.9	20.2	15.6
Net income	43.9	64.2	58.3	49.0
Net income (loss) per common share:
Continuing operations	.44	.50	.38	.33
Discontinued operations	(.02)	.12	.20	.16
Net income per common share	.42	.62	.58	.49
Net income (loss) per common share, assuming dilution:
Continuing operations	.44	.49	.37	.33
Discontinued operations	(.03)	.13	.20	.15
Net income per common share, assuming dilution	.41	.62	.57	.48

2011
Net sales	$1,526.5	$1,544.8	$1,500.4	$1,454.6
Gross profit	399.5	396.4	366.9	358.6
Income from continuing operations	36.9	53.1	35.4	29.0
Income (loss) from discontinued operations, net of tax	7.9	20.2	14.4	(6.8)
Net income	44.8	73.3	49.8	22.2
Net income (loss) per common share:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.08	.19	.14	(.06)
Net income per common share	.43	.69	.47	.21
Net income (loss) per common share, assuming dilution:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.07	.19	.14	(.06)
Net income per common share, assuming dilution	.42	.69	.47	.21

"Other expense, net" is presented by type for each quarter below:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2012
Restructuring costs:
Severance and related costs	$5.8	$9.8	$17.6	$16.4
Asset impairment and lease cancellation charges	1.5	.7	1.5	3.1
Other items:
Indefinite-lived intangible asset impairment charge	–	–	–	7.0
Gain on sale of product line	–	(.6)	–	–
Costs associated with exiting product lines	–	–	2.1	1.8
OCP divestiture-related costs (1)	.4	1.6	.7	–

Other expense, net	$7.7	$11.5	$21.9	$28.3

2011
Restructuring costs:
Severance and related costs	$2.7	$7.2	$14.6	$11.0
Asset impairment and lease cancellation charges	3.3	.1	.3	5.3
Other items:
Gain on sale of product line	–	–	–	(5.6)
Loss from debt extinguishments	–	–	–	.7
Legal settlements	(1.7)	–	.5	–
OCP divestiture-related costs (1)	–	1.0	2.7	4.5

Other expense, net	$4.3	$8.3	$18.1	$15.9

(1)
Represents the portion in continuing operations.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 29, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 15. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$18.6	$9.3	$9.3	$–
Derivative assets	10.0	–	10.0	–
Liabilities
Derivative liabilities	$3.8	$1.0	$2.8	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities
Derivative liabilities	$18.6	$2.9	$15.7	$–

        Available for sale securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids and a money market fund measured at fair value using net asset value. As of December 29, 2012, available for sale securities of $.9 million and $17.7 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. As of December 31, 2011, available for sale securities of $1.4 million and $11 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. Derivatives that are exchange-traded are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy. Derivatives measured based on inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy.

Non-recurring Fair Value Measurements

Long-lived assets with carrying amounts totaling $4.4 million were written down to their fair value of $1.3 million, resulting in an impairment charge of $3.1 million during 2011, which was included in "Other expense, net" in the Consolidated Statements of Income. Of the $1.3 million, $1.1 million was primarily based on Level 2 inputs and $.2 million was primarily based on Level 3 inputs. These assets were in both reportable segments and other specialty converting businesses.

        Long-lived assets with carrying amounts totaling $3.4 million were written down to their fair value of $2.4 million, resulting in an impairment charge of $1.0 million during 2010, which was included in "Other expense, net" in the Consolidated Statements of Income. The $2.4 million fair value write-down was based on Level 2 inputs. These assets were in both reportable segments and other specialty converting businesses.

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 29, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(In millions)

	Balance at Beginning of Year	Additions (Deductions) – Charged to Costs and Expenses	Deductions From Reserves(a)	Balance at End of Year
2012
Allowance for doubtful accounts	$34.0	$3.4	$(6.3)	$31.1
Allowance for sales returns	9.3	14.5	(10.1)	13.7
Valuation allowance for deferred tax assets	122.8	(25.8)	.2	97.2
2011
Allowance for doubtful accounts	$38.9	$6.3	$(11.2)	$34.0
Allowance for sales returns	12.5	10.5	(13.7)	9.3
Valuation allowance for deferred tax assets	115.6	8.1	(.9)	122.8
2010
Allowance for doubtful accounts	$41.3	$6.7	$(9.1)	$38.9
Allowance for sales returns	14.9	9.6	(12.0)	12.5
Valuation allowance for deferred tax assets	115.4	2.5	(2.3)	115.6
(a)
Deductions from reserves include currency translation adjustments for all periods and classification of our OCP business balances (where applicable) to "held for sale" in 2011.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations

Nature of Operations

We develop innovative identification and decorative solutions for businesses and consumers worldwide. Our products include pressure-sensitive labeling technology and materials; graphics imaging media; retail branding and information solutions; radio-frequency identification ("RFID") inlays and tags; organization and identification products for offices and consumers; specialty tapes; and a variety of specialized labels for automotive, industrial and durable goods applications.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of majority-owned subsidiaries. Intercompany accounts, transactions and profits are eliminated in consolidation. Investments representing less than 20% ownership and in which we do not have significant influence are accounted for using the cost method of accounting.

Financial Presentation

Financial Presentation

We have classified the operating results of our Office and Consumer Products ("OCP") business, together with certain costs associated with the planned divestiture, as discontinued operations in the Consolidated Statements of Income for all periods presented. The assets and liabilities of this business were classified as "held for sale" in the Consolidated Balance Sheets at year-end 2012 and 2011. This business comprises substantially all of our previously reported OCP segment. The results and financial condition of discontinued operations have been excluded from the notes to our consolidated financial statements, unless otherwise indicated.

        As further discussed in Note 2, "Discontinued Operations and Exit/Sale of Product Lines," we entered into an agreement to sell our OCP and Designed and Engineered Solutions ("DES") businesses to CCL Industries Inc. ("CCL"). The operating results of the DES business, reported in our other specialty converting businesses for all periods presented, are expected to be classified as discontinued operations beginning in the first quarter of 2013. The assets and liabilities of the DES business are expected to be classified as "held for sale" beginning in the first quarter of 2013.

        Certain prior year amounts have been reclassified to conform to current year presentation.

Segment Reporting

Segment Reporting

In the fourth quarter of 2012, we realigned our segment reporting to reflect our new operating structure. This included the consolidation of certain operations, the streamlining of our corporate organization, and the realignment of organizational structures and accountabilities. These actions were reflected in the movement of our Performance Tapes and RFID inlay manufacturing businesses from other specialty converting businesses into our reportable segments. Our Performance Tapes business is now included in the Pressure-sensitive Materials segment, and our RFID inlay manufacturing business is now included in the Retail Branding and Information Solutions segment. Management's allocation of resources and assessment of performance are based on this new operating structure.

        In addition, we adopted a new corporate expense allocation methodology whereby the allocation of corporate costs to the segments and other businesses was refined to better reflect costs required to support their respective operations. Under the new methodology, costs for which (i) a significant portion of the benefit derived from activity directly relates to operating unit performance, and (ii) the level of resourcing is impacted by operating unit decisions, are fully allocated to operations.

        All prior period amounts have been reclassified to reflect these changes.

        We have the following two reportable segments:

•
Pressure-sensitive Materials – manufactures and sells pressure-sensitive labeling technology and materials, films for graphic and reflective applications, performance polymers (largely adhesives used to manufacture pressure-sensitive materials), specialty tapes, and extruded films; and
•
Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment.

        Certain operating segments are aggregated or combined based on materiality, quantitative factors, and similar qualitative economic characteristics, including primary products, production processes, customers, and distribution methods. Operating segments that do not exceed the quantitative thresholds or are not considered for aggregation are reported in a category entitled "other specialty converting businesses," which is comprised of businesses that produce designed and engineered solutions, and medical solutions.

        Refer to Note 13, "Segment Information," for further information.

Fiscal Year	Fiscal Year Our 2012, 2011 and 2010 fiscal years consisted of 52-week periods ending December 29, 2012, December 31, 2011 and January 1, 2011, respectively.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP, requires management to make estimates and assumptions for the reporting period and as of the financial statement date. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenue and expense. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks, and short-term investments with maturities of three months or less when purchased. The carrying value of these assets approximates fair value due to the short maturity of the instruments. Cash paid for interest and income taxes, including amounts paid for discontinued operations, were as follows:

(In millions)	2012	2011	2010

Interest, net of capitalized amounts	$68.0	$65.0	$69.7
Income taxes, net of refunds	97.7	70.5	94.5

        Capital expenditures accrued but not paid, including amounts for discontinued operations, were $12 million in 2012, $9.5 million in 2011, and $12.4 million in 2010.

Accounts Receivable

Accounts Receivable

We record trade accounts receivable at the invoiced amount. The allowance for doubtful accounts represents allowances for customer trade accounts receivable that are estimated to be partially or entirely uncollectible. The customer complaint reserve represents estimated sales returns and allowances. These allowances are used to reduce gross trade receivables to their net realizable values. We record these allowances based on estimates related to the following factors:

•
Customer-specific allowances;
•
Amounts based upon an aging schedule; and
•
An estimated amount, based on our historical experience, for allowances not yet identified.

        No single customer represented 10% or more of our net sales in, or trade accounts receivable at year-end 2012 or 2011. However, during 2012, our ten largest customers by net sales represented 9% of our net sales. As of December 29, 2012, our ten largest customers by trade accounts receivable represented 12% of our trade accounts receivable. These customers were primarily concentrated in the Pressure-sensitive Materials segment. We do not generally require our customers to provide collateral.

Inventories

Inventories

Inventories are stated at the lower-of-cost-or-market value and are categorized as raw materials, work-in-progress or finished goods. Cost is determined using the first-in, first-out ("FIFO") method. Inventory reserves are recorded to cost of products sold for damaged, obsolete, excess and slow-moving inventory and we establish a lower cost basis for the inventory. We use estimates to record these reserves. Slow-moving inventory is reviewed by category and may be partially or fully reserved for depending on the type of product, level of usage, and the length of time the product has been included in inventory.

        Net inventories at year-end were as follows:

(In millions)	2012	2011

Raw materials	$184.5	$193.8
Work-in-progress	139.2	126.4
Finished goods	149.6	154.9

Inventories, net	$473.3	$475.1

Property, Plant and Equipment

Property, Plant and Equipment

Major classes of property, plant and equipment, stated at cost, at year-end were as follows:

(In millions)	2012	2011

Land	$56.5	$56.5
Buildings and improvements	660.5	662.9
Machinery and equipment	2,090.5	2,108.1
Construction-in-progress	63.6	40.5

Property, plant and equipment	2,871.1	2,868.0
Accumulated depreciation	(1,855.6)	(1,788.6)

Property, plant and equipment, net	$1,015.5	$1,079.4

        Depreciation is generally computed using the straight-line method over the estimated useful lives of the assets ranging from three to forty-five years for buildings and improvements and two to fifteen years for machinery and equipment. Leasehold improvements are depreciated over the shorter of the useful life of the asset or the term of the associated leases. Maintenance and repair costs are expensed as incurred; renewals and betterments are capitalized. Upon the sale or retirement of assets, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in net income. The carrying amounts of capital lease assets were not significant at year-end 2012 and 2011.

Software

Software

We capitalize internal and external software costs that are incurred during the application development stage of the software development, including costs incurred for the design, coding, installation to hardware, testing, and upgrades and enhancements that provide additional functionalities and capabilities to the software and hardware. Internal and external software costs during the preliminary project stage are expensed, as are those costs during the post-implementation and/or operation stage, including internal and external training costs and maintenance costs.

        Capitalized software, which is included in "Other assets" in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, ranging from two to eight years. Capitalized software costs at year-end were as follows:

(In millions)	2012	2011

Cost	$388.4	$368.4
Accumulated amortization	(236.3)	(237.0)

Software, net	$152.1	$131.4

        Software amortization expense from continuing operations was $31.2 million in 2012, $32.6 million in 2011, and $30.6 million in 2010.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Impairment charges are recorded when the carrying amounts of long-lived assets are determined not to be recoverable. Recoverability is measured by comparing the undiscounted cash flows expected to result from their use and eventual disposition to the carrying value of the related asset or asset group. The amount of impairment loss is calculated as the excess of the carrying value over the fair value. Historically, changes in market conditions and management strategy have caused us to reassess the carrying amount of our long-lived assets.

Goodwill and Other Intangibles Resulting from Business Acquisitions

Goodwill and Other Intangibles Resulting from Business Acquisitions

Business combinations are accounted for by the purchase method, and the excess of the acquisition cost over the fair value of net tangible assets and identified intangible assets acquired is considered goodwill. As a result, we disclose goodwill separately from other intangible assets. Other identifiable intangibles include customer relationships, patents and other acquired technology, trade names and trademarks, and other intangibles.

        Our reporting units consist of the following: materials; retail branding and information solutions; reflective solutions; performance tapes; medical solutions; and designed and engineered solutions. In performing the required impairment tests, we primarily apply a present value (discounted cash flow) method to determine the fair value of the reporting units with goodwill. We perform our annual impairment test of goodwill during the fourth quarter.

        Certain factors may result in the need to perform an impairment test prior to the fourth quarter, including significant underperformance of a business relative to expected operating results, significant adverse economic and industry trends, significant decline in our market capitalization for an extended period of time relative to net book value, or a decision to divest an individual business within a reporting unit.

        We estimate the fair value of our reporting units using various valuation techniques, with the primary technique being a discounted cash flow analysis. A discounted cash flow analysis requires us to make various assumptions about the reporting units, including sales, operating margins, growth rates, and discount rates. Assumptions about discount rates are based on a weighted-average cost of capital for comparable companies. Assumptions about sales, operating margins, and growth rates are based on our forecasts, business plans, economic projections, anticipated future cash flows and marketplace data. Assumptions are also made for varying perpetual growth rates for periods beyond the long-term business plan period. We base our fair value estimates on projected financial information and assumptions that we believe are reasonable. However, actual future results may differ from those estimates and projections, and those differences may be material. The valuation methodology used to estimate the fair value of reporting units requires inputs and assumptions that reflect current market conditions as well as the impact of planned business and operational strategies that require management judgment. The estimated fair value could increase or decrease depending on changes in the inputs and assumptions.

        We determine goodwill impairment using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

        The second step, if necessary, compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied fair value of goodwill exceeds the carrying amount, then goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

        We test indefinite-lived intangible assets, consisting of trademarks, for impairment in the fourth quarter or whenever events or circumstances indicate that it is more likely than not that their carrying values exceed their fair values. Fair value is estimated as the discounted value of future revenues using a royalty rate that a third party would pay for use of the asset. Variation in the royalty rates could impact the estimate of fair value. If the carrying amount of an asset exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess.

        See also Note 3, "Goodwill and Other Intangibles Resulting from Business Acquisitions."

Foreign Currency

Foreign Currency

Asset and liability accounts of international operations are translated into U.S. dollars at current rates. Revenues and expenses are translated at the weighted-average currency rate for the fiscal year. Translation gains and losses of subsidiaries operating in hyperinflationary economies, if any, are included in net income in the period incurred. Gains and losses resulting from hedging the value of investments in certain international operations and from translation of balance sheet accounts are recorded directly as a component of other comprehensive income.

        Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, decreased net income by $8.5 million, $4.4 million, and $11.9 million in 2012, 2011, and 2010, respectively.

        We had no operations in hyperinflationary economies in fiscal years 2012, 2011, and 2010.

Financial Instruments

Financial Instruments

We enter into certain foreign exchange hedge contracts to reduce our risk from exchange rate fluctuations associated with receivables, payables, loans and firm commitments denominated in certain foreign currencies that arise primarily as a result of our operations outside the U.S. We enter into certain interest rate contracts to help manage our exposure to interest rate fluctuations. We also enter into certain natural gas and other commodity futures contracts to hedge price fluctuations for a portion of our anticipated domestic purchases. The maximum length of time for which we hedge our exposure to the variability in future cash flows for forecasted transactions is 36 months.

        On the date we enter into a derivative contract, we determine whether the derivative will be designated as a hedge. Those derivatives not designated as hedges are recorded on the balance sheets at fair value, with changes in the fair value recognized in earnings. Those derivatives designated as hedges are classified as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment (a "fair value" hedge); or (2) a hedge of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a "cash flow" hedge). Our policy is not to purchase or hold any foreign currency, interest rate or commodity contracts for trading purposes.

        We assess, both at the inception of the hedge and on an ongoing basis, whether hedges are highly effective. If it is determined that a hedge is not highly effective, we prospectively discontinue hedge accounting. For cash flow hedges, the effective portion of the related gains and losses is recorded as a component of other comprehensive income, and the ineffective portion is reported in earnings. Amounts in accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged transaction affects earnings. In the event the anticipated transaction is no longer likely to occur, we recognize the change in fair value of the instrument in current period earnings. Changes in fair value hedges are recognized in current period earnings. Changes in the fair value of underlying hedged items (such as recognized assets or liabilities) are also recognized in current period earnings and offset the changes in the fair value of the derivative.

        In the Consolidated Statements of Cash Flows, hedge transactions are classified in the same category as the item hedged, primarily in operating activities.

        See also Note 5, "Financial Instruments."

Fair Value Measurements

Fair Value Measurements

We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability.

        We determine fair value based on a three-tier fair value hierarchy, which we use to prioritize the inputs used in measuring fair value. These tiers consist of Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring us to develop our own assumptions to determine the best estimate of fair value.

Treasury Shares

Treasury Shares

In the second half of 2011, we began funding a portion of our employee-related expenses using shares of our common stock held in treasury. We elected to record net gains or losses associated with our use of treasury shares to retained earnings.

Revenue Recognition

Revenue Recognition

Sales are recognized when persuasive evidence of an arrangement exists, pricing is determinable, delivery has occurred based on applicable sales terms, and collection is reasonably assured. Sale terms are generally free on board (f.o.b.) shipping point or f.o.b. destination, depending upon local business customs. For most regions in which we operate, f.o.b. shipping point terms are utilized and sales are recorded at the time of shipment, because this is when title and risk of loss are transferred. In certain regions, notably in Europe, f.o.b. destination terms are generally utilized and sales are recorded when the products are delivered to the customer's delivery site, because this is when title and risk of loss are transferred. Furthermore, sales, provisions for estimated returns, and the cost of products sold are recorded at the time title transfers to customers and when the customers assume the risks and rewards of ownership. Actual product returns are charged against estimated sales return allowances.

        Sales rebates and discounts are common practice in the industries in which we operate. Volume, promotional, price, cash and other discounts and customer incentives are accounted for as a reduction to gross sales. Rebates and discounts are recorded based upon estimates at the time products are sold. These estimates are based upon historical experience for similar programs and products. We review these rebates and discounts on an ongoing basis and accruals for rebates and discounts are adjusted, if necessary, as additional information becomes available.

Advertising Costs

Advertising Costs

Advertising costs from continuing operations, which are included in "Marketing, general and administrative expense," were approximately $9.6 million in 2012, $9.7 million in 2011, and $10.8 million in 2010. Our policy is to expense advertising costs as incurred.

Research and Development

Research and Development

Research and development costs are related to research, design and testing of new products and applications and are expensed as incurred. Research and development expense from continuing operations was $105.1 million in 2012, $96.2 million in 2011, and $88.4 million in 2010.

Pension and Postretirement Benefits

Pension and Postretirement Benefits

Assumptions used in determining projected benefit obligations and the fair value of plan assets for our defined benefit pension plans and other postretirement benefit plans are evaluated by management in consultation with outside actuaries. In the event that we determine that changes are warranted in the assumptions used, such as the discount rate, expected long-term rate of return, or health care costs, future pension and postretirement benefit expenses could increase or decrease. Due to changing market conditions or changes in the participant population, the actuarial assumptions that we use may differ from actual results, which could have a significant impact on our pension and postretirement liability and related cost. Refer to Note 6, "Pension and Other Postretirement Benefits," for further information on these assumptions.

Product Warranty

Product Warranty

We provide for an estimate of costs that may be incurred under our basic limited warranty at the time product revenue is recognized. These costs primarily include materials and labor associated with the service or sale of the product. Factors that affect our warranty liability include the number of units installed or sold, historical and anticipated rate of warranty claims on those units, cost per claim to satisfy our warranty obligation and availability of insurance coverage. Because these factors are impacted by actual experience and future expectations, we assess the adequacy of our recorded warranty liability and adjust the amounts as necessary. Our product warranty liability was $.5 million and $1 million at year-end 2012 and 2011, respectively.

Stock-Based Compensation

Stock-Based Compensation

Our stock-based compensation expense is based on the fair value of awards, adjusted for estimated forfeitures, and is amortized on a straight-line basis over the requisite service period. Compensation expense for performance units with a market condition is not adjusted if the condition is not met, as long as the requisite service period is met.

        The fair value of our stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term.

        The fair value of restricted stock units is determined based on the closing price of our common stock as of the date of grant, adjusted for foregone dividends. In addition, the fair value of stock-based awards that are subject to achievement of performance objectives is determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected volatility assumptions and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the target performance objectives established for the award.

        Significant changes in the assumptions for future awards and actual forfeiture rates could materially impact share-based compensation expense and our results of operations. Changes in forfeiture rates are recorded as a cumulative adjustment in the period estimates were revised.

        We elected to use the short-cut method to calculate the historical pool of windfall tax benefits related to employee and non-employee director stock-based compensation awards. In addition, we elected to follow the tax law ordering approach to determine the sequence in which deductions and net operating loss carryforwards are utilized, as well as the direct-only approach to calculate the amount of windfall or shortfall tax benefits.

        See also Note 10, "Long-term Incentive Compensation."

Litigation Matters

Litigation Matters

We are involved in various lawsuits, claims, inquiries and other regulatory and compliance matters, most of which are routine to the nature of our business. When it is probable that a loss will be incurred and where a range of the loss can be estimated, the best estimate within the range is accrued. When the best estimate within the range cannot be determined, the low end of the range is accrued. The ultimate resolution of these claims could affect future results of operations should our exposure be materially different from our estimates or should liabilities be incurred that were not previously accrued.

Environmental Expenditures

Environmental Expenditures

Environmental expenditures are generally expensed. However, environmental expenditures for newly acquired assets and those which extend or improve the economic useful life of existing assets are capitalized and amortized over the shorter of the estimated useful life of the acquired asset or the remaining life of the existing asset. We review our estimates of costs of compliance with environmental laws related to remediation and cleanup of various sites, including sites in which governmental agencies have designated us as a potentially responsible party. When it is probable that a loss will be incurred and where a range of the loss can be estimated, the best estimate within the range is accrued. When the best estimate within the range cannot be determined, the low end of the range is accrued. Potential insurance reimbursements are not offset against potential liabilities, and such liabilities are not discounted. Refer to Note 8, "Contingencies," for further information.

Asset Retirement Obligations

Asset Retirement Obligations

We recognize a liability for the fair value of conditional asset retirement obligations based on estimates determined through present value techniques. An asset retirement is "conditional" when the timing and/or method of settlement of the retirement obligation is conditional upon a future event that may or may not be within our control. Our asset retirement obligations primarily relate to lease restoration costs. Our estimated liability associated with asset retirement obligations, including that of discontinued operations, was $11.9 million and $10.3 million at year-end 2012 and 2011, respectively.

Restructuring Costs

Restructuring Costs

We have compensation plans that provide eligible employees with severance in the event of an involuntary termination due to qualifying cost reduction actions. We calculate severance using the benefit formula under the plans. Accordingly, we record provisions for severance and other exit costs (including lease cancellation costs and asset impairment charges) when they are probable and estimable. In the absence of a plan or established local practice for overseas jurisdictions, liabilities for restructuring costs are recognized when incurred. See also Note 11, "Cost Reduction Actions."

Taxes Based on Income

Taxes Based on Income

Deferred tax assets and liabilities reflect temporary differences between the amount of assets and liabilities for financial and tax reporting purposes. These amounts are adjusted, as appropriate, to reflect changes in tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is recorded to reduce our deferred tax assets to the amount that is more likely than not to be realized. Changes in tax laws or accounting standards and methods may affect recorded deferred taxes in future periods.

        Income taxes have not been provided on certain undistributed earnings of international subsidiaries because the earnings are considered to be indefinitely reinvested.

        When establishing a valuation allowance, we consider future sources of taxable income such as "future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards" and "tax planning strategies." A tax planning strategy is defined as "an action that: is prudent and feasible; an enterprise ordinarily might not take, but would take to prevent an operating loss or tax credit carryforward from expiring unused; and would result in realization of deferred tax assets." In the event we determine a deferred tax asset will not be realized in the future, the valuation adjustment to the deferred tax asset will be charged to earnings in the period in which we make such a determination. We also acquired certain net deferred tax assets with existing valuation allowances in prior years. If it is later determined that it is more likely than not that a deferred tax asset will be realized, we will release the valuation allowance to current earnings or adjust the purchase price allocation.

        We calculate our current and deferred tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed returns are recorded when identified.

        Investment tax credits are accounted for in the period earned in accordance with the flow-through method.

        The amount of income taxes we pay is subject to ongoing audits by federal, state and foreign tax authorities. Our estimate of the potential outcome of any uncertain tax issue is subject to management's assessment of relevant risks, facts, and circumstances existing at that time. We use a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. We record a liability for the difference between the benefit recognized and measured and tax position taken or expected to be taken on our tax returns. To the extent that our assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. We report tax-related interest and penalties as a component of income tax expense.

        Our estimates and assumptions used for determining realization of deferred tax assets and the outcome of uncertain tax issues are subject to our assessment of relevant risks, facts, and circumstances existing as of the balance sheet date. Our future results may include favorable or unfavorable adjustments that may materially impact our effective tax rate and/or our financial results.

        See also Note 12, "Taxes Based on Income."

Net Income Per Share

Net Income Per Share

Net income per common share was computed as follows:

(In millions, except per share amounts)		2012	2011	2010

(A)	Income from continuing operations	$169.1	$154.4	$241.8
(B)	Income from discontinued operations, net of tax	46.3	35.7	75.1

(C)	Net income available to common shareholders	$215.4	$190.1	$316.9

(D)	Weighted-average number of common shares outstanding	102.6	105.8	105.8
	Dilutive shares (additional common shares issuable under employee stock-based awards)	.9	1.0	1.0

(E)	Weighted-average number of common shares outstanding, assuming dilution	103.5	106.8	106.8

Net income per common share:
Continuing operations (A) ÷ (D)		$1.65	$1.46	$2.29
Discontinued operations (B) ÷ (D)		.45	.34	.71

Net income per common share (C) ÷ (D)		$2.10	$1.80	$3.00

Net income per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$1.63	$1.45	$2.27
Discontinued operations (B) ÷ (E)		.45	.33	.70

Net income per common share, assuming dilution (C) ÷ (E)		$2.08	$1.78	$2.97

        Certain stock-based compensation awards were not included in the computation of net income per common share, assuming dilution, because they would not have had a dilutive effect. Stock-based compensation awards excluded from the computation totaled approximately 12 million shares in 2012, 11 million shares in 2011, and 9 million shares in 2010.

Comprehensive Income

Comprehensive Income

Comprehensive income, net of tax, includes net income, foreign currency translation adjustment, net actuarial loss, prior service cost and net transition assets, and the gains or losses on the effective portion of cash flow and firm commitment hedges that are currently presented as a component of shareholders' equity.

        The components of "Accumulated other comprehensive loss" (net of tax) in the Consolidated Balance Sheets were as follows:

(In millions)	2012	2011

Foreign currency translation adjustment, net of tax of $.9 and $0 at year-end 2012 and 2011, respectively	$180.5	$137.8
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $225.2 and $192.4 at year-end 2012 and 2011, respectively	(456.5)	(394.1)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $1.1 and $4.1 at year-end 2012 and 2011, respectively	(2.0)	(6.9)

Accumulated other comprehensive loss	$(278.0)	$(263.2)

        Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax, were as follows:

(In millions)	2012	2011

Beginning accumulated derivative loss	$(6.9)	$(9.0)
Net loss reclassified to earnings	6.0	4.0
Net change in the revaluation of hedging transactions	(1.1)	(1.9)

Ending accumulated derivative loss	$(2.0)	$(6.9)

        The following table sets forth the tax expense (benefit) allocated to each component of other comprehensive income:

(In millions)	2012	2011	2010

Foreign currency translation adjustment	$.9	$–	$–
Pension and other postretirement benefits:
Net actuarial loss	(38.3)	(56.4)	(12.5)
Prior service credit (cost)	–	12.8	(.3)
Amortization of net actuarial loss	6.9	4.7	8.7
Amortization of prior service credit	(1.5)	(.7)	(.4)
Amortization of transition asset	(.1)	(.1)	(.1)
Recognition of settlement or curtailment gain (loss)	.2	–	1.3
Derivative financial instruments:
Losses recognized on cash flow hedges	(.7)	(1.1)	(3.4)
Losses reclassified to net income	3.7	2.4	4.6

Income tax benefit related to items of other comprehensive income	$(28.9)	$(38.4)	$(2.1)

Business Combinations

Business Combinations

We record the assets acquired and liabilities assumed from acquired businesses at fair value, and we make estimates and assumptions to determine fair value.

        We utilize a variety of assumptions and estimates that are believed to be reasonable in determining fair value for assets acquired and liabilities assumed. These assumptions and estimates include estimated discounted cash flow analysis, growth rates, discount rates, current replacement cost for similar capacity for certain assets, market rate assumptions for certain obligations and certain potential costs of compliance with environmental laws related to remediation and cleanup of acquired properties. We also utilize information obtained from management of the acquired businesses and our historical experience from previous acquisitions.

        We apply significant assumptions and estimates in determining the fair values of certain intangible assets resulting from the acquisitions (such as customer relationships, patents and other acquired technology, and trademarks and trade names, as well as related applicable useful lives), property, plant and equipment, receivables, inventories, investments, tax accounts, environmental liabilities, stock-based compensation awards, lease commitments and restructuring and integration costs. Unanticipated events and circumstances may occur that could affect the accuracy or validity of such assumptions, estimates or actual results. Generally, changes to the fair values of assets acquired and liabilities assumed (including cost estimates for certain obligations and liabilities) are recorded as an adjustment to goodwill during the purchase price allocation period (generally within one year of the acquisition date) and as operating expenses thereafter.

Assets Held for Sale	Assets Held for Sale We measure assets held for sale at the lower of their carrying amount or fair value less costs to sell.
Recent Accounting Requirements

Recent Accounting Requirements

In February 2013, the Financial Accounting Standards Board ("FASB") amended disclosure guidance to require a company to provide information about the amounts reclassified out of accumulated other comprehensive income. In addition, if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period, a company is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income related thereto. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a company can cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. These disclosures are required to be applied prospectively for fiscal years beginning on or after December 15, 2012, and interim periods within those fiscal years. We do not expect adoption of these requirements to have a material impact on our financial condition, results of operations, cash flows, or disclosures.

        In July 2012, the FASB issued updated guidance that simplifies indefinite-lived intangible asset impairment testing. The updated guidance gives the option first to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform a quantitative impairment test that is provided under GAAP. This guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We do not expect the adoption of this guidance to have a material impact on our financial condition, results of operations, cash flows, or disclosures.

        The FASB issued in December 2011, and amended in February 2013, disclosure requirements about certain offsetting assets and liabilities that require a company to disclose information about offsetting and related arrangements to enable readers of its financial statements to understand the effect of those arrangements on its financial position. These disclosures are required to be applied retrospectively for all prior periods presented and are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. We do not expect adoption of these requirements to have a material impact on our financial condition, results of operations, cash flows, or disclosures.

Transactions with Related Persons

Transactions with Related Persons

We enter into transactions with related persons infrequently. In cases in which we do enter into these transactions, we believe that they are in the ordinary course of business and on terms that would have been obtained from unaffiliated third persons.

        One of our directors, Peter W. Mullin, is the chairman, chief executive officer and majority stockholder in various entities (collectively referred to as the "Mullin Companies") that previously provided executive compensation, benefits consulting and insurance agency services to us. In October 2008, the assets of the Mullin Companies were sold to a subsidiary of Prudential Financial, Inc. ("Prudential"). We pay premiums to insurance carriers for life insurance originally placed by the Mullin Companies in connection with our various employee benefit plans. Mr. Mullin received approximately $.1 million in each of the fiscal years ended 2012, 2011, and 2010, from the commissions earned by Prudential from those insurance carriers. Mr. Mullin's share of the commissions was determined in accordance with the terms of a commission sharing agreement entered into between Mr. Mullin and Prudential at the time of the sale. In addition, substantially all of the life insurance policies we originally placed through the Mullin Companies were issued by insurance carriers that participated in reinsurance agreements with M Life Insurance Company ("M Life"), a wholly-owned subsidiary of M Financial Holdings, Inc., a company in which the Mullin Companies own a minority interest and for which Mr. Mullin serves as chairman. Mr. Mullin received approximately $.3 million, $.1 million, $.1 million in 2012, 2011, and 2010, respectively, from the net reinsurance gains of M Life. A portion of the reinsurance gains received by Mr. Mullin are subject to forfeiture in certain circumstances.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash paid for interest and income taxes

(In millions)	2012	2011	2010

Interest, net of capitalized amounts	$68.0	$65.0	$69.7
Income taxes, net of refunds	97.7	70.5	94.5

Net inventories

(In millions)	2012	2011

Raw materials	$184.5	$193.8
Work-in-progress	139.2	126.4
Finished goods	149.6	154.9

Inventories, net	$473.3	$475.1

Property, Plant and Equipment

(In millions)	2012	2011

Land	$56.5	$56.5
Buildings and improvements	660.5	662.9
Machinery and equipment	2,090.5	2,108.1
Construction-in-progress	63.6	40.5

Property, plant and equipment	2,871.1	2,868.0
Accumulated depreciation	(1,855.6)	(1,788.6)

Property, plant and equipment, net	$1,015.5	$1,079.4

Capitalized software costs

(In millions)	2012	2011

Cost	$388.4	$368.4
Accumulated amortization	(236.3)	(237.0)

Software, net	$152.1	$131.4

Net income per common share was computed as follows:

(In millions, except per share amounts)		2012	2011	2010

(A)	Income from continuing operations	$169.1	$154.4	$241.8
(B)	Income from discontinued operations, net of tax	46.3	35.7	75.1

(C)	Net income available to common shareholders	$215.4	$190.1	$316.9

(D)	Weighted-average number of common shares outstanding	102.6	105.8	105.8
	Dilutive shares (additional common shares issuable under employee stock-based awards)	.9	1.0	1.0

(E)	Weighted-average number of common shares outstanding, assuming dilution	103.5	106.8	106.8

Net income per common share:
Continuing operations (A) ÷ (D)		$1.65	$1.46	$2.29
Discontinued operations (B) ÷ (D)		.45	.34	.71

Net income per common share (C) ÷ (D)		$2.10	$1.80	$3.00

Net income per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$1.63	$1.45	$2.27
Discontinued operations (B) ÷ (E)		.45	.33	.70

Net income per common share, assuming dilution (C) ÷ (E)		$2.08	$1.78	$2.97

Accumulated other comprehensive loss (net of tax)

(In millions)	2012	2011

Foreign currency translation adjustment, net of tax of $.9 and $0 at year-end 2012 and 2011, respectively	$180.5	$137.8
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $225.2 and $192.4 at year-end 2012 and 2011, respectively	(456.5)	(394.1)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $1.1 and $4.1 at year-end 2012 and 2011, respectively	(2.0)	(6.9)

Accumulated other comprehensive loss	$(278.0)	$(263.2)

Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax

(In millions)	2012	2011

Beginning accumulated derivative loss	$(6.9)	$(9.0)
Net loss reclassified to earnings	6.0	4.0
Net change in the revaluation of hedging transactions	(1.1)	(1.9)

Ending accumulated derivative loss	$(2.0)	$(6.9)

Tax expenses (benefit) allocated to each component of other comprehensive income

(In millions)	2012	2011	2010

Foreign currency translation adjustment	$.9	$–	$–
Pension and other postretirement benefits:
Net actuarial loss	(38.3)	(56.4)	(12.5)
Prior service credit (cost)	–	12.8	(.3)
Amortization of net actuarial loss	6.9	4.7	8.7
Amortization of prior service credit	(1.5)	(.7)	(.4)
Amortization of transition asset	(.1)	(.1)	(.1)
Recognition of settlement or curtailment gain (loss)	.2	–	1.3
Derivative financial instruments:
Losses recognized on cash flow hedges	(.7)	(1.1)	(3.4)
Losses reclassified to net income	3.7	2.4	4.6

Income tax benefit related to items of other comprehensive income	$(28.9)	$(38.4)	$(2.1)

DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES (Tables)	12 Months Ended
Dec. 29, 2012
DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES
The operating results of the OCP discontinued operations

(In millions)	2012	2011	2010

Net sales	$726.0	$760.4	$809.3

Income before taxes	$68.5	$64.9	$112.3
Provision for income taxes	22.2	29.2	37.2

Income from discontinued operations, net of tax	$46.3	$35.7	$75.1

Carrying values of the major classes of assets and liabilities related to the OCP discontinued operations

(In millions)	2012	2011

Assets
Trade accounts receivable, net	$119.0	$117.7
Inventories, net	57.2	50.9
Other current assets	7.7	5.9

Total current assets	183.9	174.5
Property, plant and equipment, net	79.5	74.2
Goodwill	167.9	166.0
Other intangibles resulting from business acquisitions, net	32.5	32.9
Other assets	8.4	7.3

	$472.2	$454.9

Liabilities
Short-term borrowings	$–	$1.1
Accounts payable	31.2	34.7
Accrued payroll and employee benefits	21.2	10.9
Other accrued liabilities	91.9	94.2

Total current liabilities	144.3	140.9
Non-current liabilities	16.2	13.6

	$160.5	$154.5

GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Changes in net carrying amount of goodwill

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Balance as of January 1, 2011
Goodwill, gross	$346.0	$1,243.2	$3.5	$168.1	$1,760.8
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	346.0	423.2	3.5	168.1	940.8

Acquisition adjustments	–	(.5)	–	–	(.5)
Foreign currency translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations (1)	–	–	–	(166.0)	(166.0)

Balance as of December 31, 2011	336.7	419.1	3.5	–	759.3
Foreign currency translation adjustments	1.6	3.5	–	–	5.1

Balance as of December 29, 2012
Goodwill, gross	338.3	1,242.6	3.5	–	1,584.4
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	$338.3	$422.6	$3.5	$–	$764.4

(1) In connection with the planned divestiture of our OCP business, the goodwill balance was classified in the Consolidated Balance Sheets at year-end 2012 and 2011 as "Assets held for sale." See Note 2, "Discontinued Operations and Exit/Sale of Product Lines," for more information.

Finite-Lived Intangible Assets
	2012			2011
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$234.7	$142.3	$92.4	$233.2	$117.2	$116.0
Patents and other acquired technology	49.0	34.0	15.0	49.0	29.7	19.3
Trade names and trademarks	25.7	21.9	3.8	25.4	21.5	3.9
Other intangibles	12.4	9.7	2.7	12.2	8.2	4.0

Total	$321.8	$207.9	$113.9	$319.8	$176.6	$143.2

Future amortization expense for finite lived intangible assets

(In millions)	Estimated Amortization Expense

2013	$28.5
2014	24.7
2015	21.2
2016	19.6
2017	10.2

Summary of weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets

(In years)	Weighted-average Amortization Periods from the Date of Acquisition	Weighted-average Remaining Useful Life

Customer relationships	11	4
Patents and other acquired technology	13	4
Trade names and trademarks	12	6
Other intangibles	6	2

DEBT (Tables)	12 Months Ended
Dec. 29, 2012
DEBT AND CAPITAL LEASES
Long-term debt, including its respective weighted-average interest rates, and capital lease obligations at year-end

(In millions)	2012	2011

Long-term debt and capital leases
Medium-term notes:
Series 1995 at 7.5% – due 2015 through 2025	$50.0	$50.0
Long-term notes:
Senior notes due 2013 at 4.9%	250.0	250.0
Senior notes due 2017 at 6.6%	249.4	249.2
Senior notes due 2020 at 5.4%	249.9	249.8
Senior notes due 2033 at 6.0%	150.0	150.0
Capital lease obligations	4.8	6.8
Less amount classified as current	(251.9)	(1.6)

Total long-term debt and capital leases	$702.2	$954.2

Schedule of Maturities of long-term debt and capital leases

Year	(In millions)

2013 (classified as current)	$251.9
2014	1.6
2015	5.6
2016	.2
2017	249.6
2018 and thereafter	$445.2

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 29, 2012
FINANCIAL INSTRUMENTS
Balances and locations of derivatives

The following table provides the balances and locations of derivatives as of December 29, 2012:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$10.0	Other accrued liabilities	$2.8
Commodity contracts			Other accrued liabilities	.9
			Long-term retirement benefits and other liabilities	.1

		$10.0		$3.8

The following table provides the balances and locations of derivatives as of December 31, 2011:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$6.5	Other accrued liabilities	$15.7
Commodity contracts			Long-term retirement benefits and other liabilities	2.9

		$6.5		$18.6

Components of the gain (loss) recognized in income related to fair value hedge contracts

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$–	$.5	$(3.4)
Foreign exchange contracts	Marketing, general and administrative expense	17.8	(13.0)	40.2

		$17.8	$(12.5)	$36.8

Components of the gain (loss) recognized in accumulated other comprehensive loss on derivatives

(In millions)	2012	2011	2010

Foreign exchange contracts	$(.9)	$.3	$(4.8)
Commodity contracts	(.9)	(3.3)	(4.0)
Interest rate contacts	–	–	(.3)

	$(1.8)	$(3.0)	$(9.1)

Components of the gain (loss) reclassified from accumulated other comprehensive loss

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$(2.5)	$.9	$(4.0)
Commodity contracts	Cost of products sold	(2.8)	(2.9)	(4.6)
Interest rate contracts	Interest expense	(4.4)	(4.2)	(4.8)

		$(9.7)	$(6.2)	$(13.4)

PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 29, 2012
Defined Benefit Plans
One-percentage-point change in assumed health care cost trend rates

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Benefit Obligations

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7
Service cost	.3	9.0	.3	11.6	–	1.3
Interest cost	40.3	24.5	40.2	26.8	.4	1.7
Participant contribution	–	4.1	–	4.7	1.2	1.2
Amendments (1)	–	–	–	–	–	(34.1)
Actuarial loss	131.5	50.5	88.5	17.0	1.7	7.0
Plan transfer (2)	2.0	.1	2.0	–	–	–
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension curtailment	–	–	–	(2.8)	–	–
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	12.2	–	(9.2)	–	–
Transfer of obligations to held for sale	–	–	–	(11.6)	–	–

Projected benefit obligation at end of year	$963.7	$597.6	$835.8	$519.5	$12.0	$12.4

Accumulated benefit obligation at end of year	$961.4	$559.0	$834.2	$487.0

(1) Amendments to the U.S. postretirement plan to change premium subsidy and retiree eligibility.

(2) Plan transfer for the U.S. represented a transfer from our savings plan.

Plan Assets

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$551.2	$441.3	$540.0	$426.6	$–	$–
Actual return on plan assets	83.9	62.7	.7	19.7	–	–
Plan transfer (1)	2.0	–	2.0	–	–	–
Employer contribution	57.6	19.4	48.5	21.8	2.5	2.2
Participant contribution	–	4.1	–	4.7	1.2	1.2
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	9.8	–	(8.2)	–	–
Transfer of assets to held for sale	–	–	–	(1.6)	–	–

Plan assets at end of year	$648.5	$515.0	$551.2	$441.3	$–	$–

(1) Plan transfer for the U.S. represented a transfer from our savings plan.

Funded Status

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Non-current assets	$–	$38.3	$–	$35.6	$–	$–
Current liabilities	(3.9)	(2.1)	(3.7)	(2.6)	(2.7)	(2.9)
Non-current liabilities	(311.3)	(118.9)	(280.9)	(111.2)	(9.3)	(9.5)

Plan assets less than benefit obligations	$(315.2)	$(82.7)	$(284.6)	$(78.2)	$(12.0)	$(12.4)

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used for determining year-end obligations
Discount rate	4.00%	3.94%	4.75%	4.80%	5.50%	5.24%	2.85%	3.75%	5.25%
Rate of increase in future compensation levels	–	2.24	–	2.79	–	2.95	–	–	–

Weighted-average assumptions used to determine benefit obligations and net periodic cost

	Pension Benefits							U.S. Postretirement Health Benefits
	2012		2011		2010			2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.		Int'l

Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	(1)	5.72%	3.75%	5.25%	5.50%
Expected long-term rate of return on plan assets	8.00	4.95	8.00	5.48	8.75		6.23	–	–	–
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59		2.99	–	–	–

(1) The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the freezing of benefits under those plans effective December 31, 2010.

Pretax amounts recognized in Accumulated other comprehensive income (loss), including that of discontinued operations

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$558.8	$131.4	$480.2	$118.4	$29.9	$31.0
Prior service cost (credit)	1.5	2.9	1.8	3.3	(43.3)	(48.2)
Net transition obligation (assets)	–	.4	–	(.1)	–	–

Net amount recognized in accumulated other comprehensive loss (income)	$560.3	$134.7	$482.0	$121.6	$(13.4)	$(17.2)

Pretax amounts recognized in Other comprehensive loss (income), including that of discontinued operations

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$93.5	$16.4	$133.6	$18.1	$15.9	$30.1	$1.7	$7.0	$1.9
Prior service cost (credit)	–	–	–	–	.8	.2	–	(34.1)	–

Net amount recognized in other comprehensive loss (income)	$93.5	$16.4	$133.6	$18.1	$16.7	$30.3	$1.7	$(27.1)	$1.9

Components of net periodic benefit cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.3	$9.1	$.3	$10.5	$19.1	$8.6	$–	$1.3	$1.2
Interest cost	40.3	24.5	40.2	26.3	32.2	23.8	.5	1.7	1.6
Expected return on plan assets	(45.9)	(22.1)	(45.7)	(24.9)	(38.9)	(25.7)	–	–	–
Recognized net actuarial loss	14.3	3.1	8.5	4.0	16.2	2.3	2.7	1.9	1.3
Amortization of prior service cost	.4	.4	.4	.4	.6	.4	(4.8)	(2.5)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.5)	–	–	–
Recognized (gain) loss on curtailment	–	–	–	(.2)	2.4	(.9)	–	–	–
Recognized loss (gain) on settlement (1)	.6	–	–	(.1)	–	.4	–	–	–

Net periodic benefit cost	$10.0	$14.5	$3.7	$15.5	$31.6	$8.4	$(1.6)	$2.4	$2.5

(1) Represented settlement events in the U.S. in 2012, and Belgium and Korea in 2010.

Schedule of anticipated future benefit payments

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

2013	$44.3	$20.6	$2.8
2014	45.7	20.9	2.2
2015	46.9	22.0	1.6
2016	48.5	23.0	1.1
2017	50.1	24.0	.9
2018 – 2022	285.3	139.0	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Income, including that of discontinued operations

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

Net actuarial loss	$19.2	$6.4	$2.7
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset (obligation)	–	(.1)	–

Net amount to be recognized	$19.6	$6.7	$(2.1)

U.S.
Defined Benefit Plans
Schedule of fair value of plan assets (all in the ADPP)

The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$8.0	$8.0	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	216.1	–	216.1	–

Total liability hedging portfolio	216.1	–	216.1	–

Growth portfolio (1)
Pooled funds – Global equities	65.2	–	65.2	–
Pooled funds – Global real estate investment trusts	43.3	–	43.3	–
Pooled funds – High yield bonds	63.7	–	63.7	–
Pooled funds – International	97.5	–	97.5	–
Pooled funds – U.S. equities	154.5	–	154.5	–

Total growth portfolio	424.2	–	424.2	–

Total U.S. plan assets at fair value	$648.3	$8.0	$640.3	$–

Other assets (2)	.2

Total U.S. plan assets	$648.5

(1) "Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global" includes U.S. equity securities.

(2) Included accrued recoverable taxes at year-end 2012.

                The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds – U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–

Total fixed income securities	211.7	94.9	116.8	–

Equity securities
Equities – U.S. growth	33.7	33.7	–	–
Equities – U.S. value	80.8	80.8	–	–
Equities – International	16.7	16.7	–	–
Mutual fund – International	11.2	11.2	–	–
Pooled funds – U.S. equities	192.3	–	192.3	–
Pooled funds – International	13.8	–	13.8	–

Total equity securities	348.5	142.4	206.1	–

Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–

Other payables (1)	(9.1)

Total U.S. plan assets	$551.2

(1) Included accrued receivables and pending broker settlements at year-end 2011.

Int'l
Defined Benefit Plans
Schedule of fair value of plan assets (all in the ADPP)

 The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$6.2	$6.2	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	239.0	–	239.0	–
Pooled funds – Global bonds	9.0	–	9.0	–

Total fixed income securities	248.3	.3	248.0	–

Equity securities
Pooled funds – Asia Pacific region	12.7	–	12.7	–
Pooled funds – Emerging markets	18.5	–	18.5	–
Pooled funds – European region	46.3	–	46.3	–
Pooled funds – Global	81.5	–	81.5	–
Pooled funds – Real estate investment trusts	28.9	–	28.9	–
Pooled funds – U.S.	10.6	–	10.6	–

Total equity securities	198.5	–	198.5	–

Other investments
Pooled funds – Other	33.8	–	33.8	–
Insurance contracts	27.8	–	–	27.8

Total other investments	61.6	–	33.8	27.8

Total international plan assets at fair value	$514.6	$6.5	$480.3	$27.8

Other assets	.4

Total international plan assets	$515.0

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	211.9	–	211.9	–
Pooled funds – Global bonds	8.4	–	8.4	–

Total fixed income securities	220.6	.3	220.3	–

Equity securities
Pooled funds – Asia Pacific region	10.4	–	10.4	–
Pooled funds – Emerging markets	14.7	–	14.7	–
Pooled funds – European region	42.2	–	42.2	–
Pooled funds – Global	55.7	–	55.7	–
Pooled funds – Real estate investment trusts	20.5	–	20.5	–
Pooled funds – U.S.	9.9	–	9.9	–

Total equity securities	153.4	–	153.4	–

Other investments
Pooled funds – Other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5

Total other investments	55.2	–	28.7	26.5

Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5

Other assets (1)	.4

Total international plan assets	$441.3

(1) Included accrued receivables and pending broker settlements at year-end 2011.

Reconciliation of Level 3 assets

The following table presents a reconciliation of Level 3 assets held during the year ended December 29, 2012:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 31, 2011	$26.5
Net realized and unrealized gain	.5
Purchases	2.0
Settlements	(1.7)
Impact of changes in foreign currency exchange rates	.5

Balance at December 29, 2012	$27.8

The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–

Balance at December 31, 2011	$26.5

COMMITMENTS (Tables)	12 Months Ended
Dec. 29, 2012
COMMITMENTS
Minimum annual rental commitments on operating leases

Year	(In millions)

2013	$66.2
2014	42.5
2015	31.4
2016	20.2
2017	12.4
2018 and thereafter	38.4

Total minimum lease payments	$211.1

CONTINGENCIES (Tables)	12 Months Ended
Dec. 29, 2012
CONTINGENCIES
Costs of Environmental Liabilities with Remediation

(In millions)	2012	2011

Balance at beginning of year	$40.6	$46.3
(Reversals) charges, net	(3.1)	.4
Payments	(5.0)	(6.1)

Balance at end of year	$32.5	$40.6

LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Dec. 29, 2012
SHAREHOLDERS' EQUITY
Summary of stock-based compensation expense from continuing operations and the total recognized tax benefit

(in millions)	2012	2011	2010

Stock-based compensation expense	$36.3	$37.1	$31.4
Tax benefit	12.6	13.6	11.9

Weighted average assumptions of options granted during the year

	2012	2011	2010

Risk-free interest rate	1.82%	2.22%	2.61%
Expected stock price volatility	32.81%	30.70%	31.99%
Expected dividend yield	3.30%	2.76%	2.51%
Expected option term	6.0 years	6.2 years	6.0 years

Summary of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Granted	1,572.2	30.56
Exercised	(438.9)	23.26
Forfeited or expired	(1,102.1)	56.99

Outstanding at December 29, 2012	11,376.9	$43.93	5.59	$28.0
Options vested and expected to vest at December 29, 2012	10,772.5	44.58	5.44	25.8
Options exercisable at December 29, 2012	7,821.6	$49.14	4.39	$15.0

Information about awarded PUs

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	907.7	$27.20
Granted at target	498.7	34.43
Vested	(11.3)	28.86
Forfeited/cancelled	(393.9)	15.98

Unvested at December 29, 2012	1,001.2	$35.20

Information about awarded RSUs

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	1,119.2	$31.26
Granted	771.3	27.88
Vested	(409.7)	30.43
Forfeited	(128.6)	30.23

Unvested at December 29, 2012	1,352.2	$29.68

COST REDUCTION ACTIONS (Tables)	12 Months Ended
Dec. 29, 2012
COST REDUCTION ACTIONS
Cost Reduction Actions

During 2012, restructuring charges and payments/settlements, including those for discontinued operations, were as follows:

(In millions)	Accrual at December 31, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2012

2012 Program
Severance and related costs	$–	$50.7	$(30.5)	$–	$.5	$20.7
Lease cancellation costs	–	.1	–	–	–	.1
Asset impairment	–	6.9	–	(6.9)	–	–
2011 Actions
Severance and related costs	12.7	(1.1)	(11.7)	–	.2	.1
Lease cancellation costs	1.8	(.2)	(1.6)	–	–	–
Q3 2010 — Q4 2010 Actions
Severance and related costs	.2	–	(.2)	–	–	–

	$14.7	$56.4	$(44.0)	$(6.9)	$.7	$20.9

        Restructuring charges and payments/settlements during 2011 were as follows:

(In millions)	Accrual at January 1, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2011

2011
Severance and related costs	$–	$37.4	$(24.4)	$–	$(.3)	$12.7
Lease cancellation costs	–	2.9	(1.1)	–	–	1.8
Asset impairment	–	7.0	–	(7.0)	–	–
Q3 2010 — Q4 2010
Severance and related costs	7.6	–	(7.3)	–	(.1)	.2
Lease cancellation costs	1.1	(.1)	(1.0)	–	–	–
Q4 2008 — Q2 2010
Severance and related costs	2.4	(2.1)	(1.0)	–	.7	–
Lease cancellation costs	.6	–	(.6)	–	–	–
Prior restructuring actions	.1	.1	(.2)	–	–	–

	$11.8	$45.2	$(35.6)	$(7.0)	$.3	$14.7

Costs incurred by reportable segment and other businesses in connection with restructuring actions

(In millions)	2012	2011	2010

Restructuring costs by reportable segment and other businesses
Pressure-sensitive Materials	$33.8	$19.5	$7.8
Retail Branding and Information Solutions	17.6	19.3	4.3
Other specialty converting businesses	2.0	.9	.5
Corporate	3.0	4.8	.1

Continuing operations	$56.4	$44.5	$12.7

Discontinued operations	–	.7	6.3

	$56.4	$45.2	$19.0

TAXES BASED ON INCOME (Tables)	12 Months Ended
Dec. 29, 2012
TAXES BASED ON INCOME
Taxes based on Income (loss)

(In millions)	2012	2011	2010

Current:
U.S. federal tax	$(12.4)	$.6	$(39.2)
State taxes	(1.9)	(1.0)	(6.9)
International taxes	101.6	79.2	87.7

	87.3	78.8	41.6

Deferred:
U.S. federal tax	8.7	(9.9)	(14.4)
State taxes	(9.3)	(1.4)	7.5
International taxes	(0.3)	11.0	(37.5)

	(0.9)	(.3)	(44.4)

Provision for (benefit from) income taxes	$86.4	$78.5	$(2.8)

The principal item accounting for the difference in taxes

(In millions)	2012	2011	2010

Computed tax at 35% of income before taxes	$89.4	$81.5	$83.6
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	1.6	(2.3)	(1.3)
Foreign earnings taxed at different rates	11.6	2.1	(59.4)
Valuation allowance	(25.8)	8.3	2.5
Deferred compensation assets	(5.5)	(5.1)	(7.9)
U.S. federal tax credits (R&D and low-income housing)	–	(4.6)	(3.8)
Tax contingencies and audit settlements	11.6	1.6	(17.7)
Expiration of carryforward items	4.8	.4	.6
Other items, net	(1.3)	(3.4)	.6

Provision for (benefit from) income taxes	$86.4	$78.5	$(2.8)

Consolidated income (loss) before taxes for U.S. and international operations

(In millions)	2012	2011	2010

U.S.	$(109.7)	$(64.6)	$(45.7)
International	365.2	297.5	284.7

Income from continuing operations before taxes	$255.5	$232.9	$239.0

Components of the temporary differences

(In millions)	2012	2011

Accrued expenses not currently deductible	$80.3	$62.2
Net operating losses	357.2	352.3
Tax credit carryforwards	118.0	129.8
Capital loss carryforward	6.0	11.7
Postretirement and postemployment benefits	107.9	102.7
Pension costs	146.1	127.5
Inventory reserves	12.1	11.9
Other assets	2.7	3.7
Valuation allowance	(97.2)	(122.8)

Total deferred tax assets (1)	733.1	679.0

Depreciation and amortization	(166.7)	(168.7)
Repatriation accrual	(20.3)	(18.1)
Foreign operating loss recapture	(136.5)	(119.0)
Other liabilities	(8.6)	(9.8)

Total deferred tax liabilities (1)	(332.1)	(315.6)

Total net deferred tax assets	$401.0	$363.4

(1)
Reflected gross amount before jurisdictional netting of deferred tax assets and liabilities.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(In millions)	2012	2011

Balance at beginning of year	$120.3	$127.2
Additions based on tax positions related to the current year	15.7	19.7
Additions for tax position of prior years	.6	2.6
Reductions for tax positions of prior years:
Changes in judgment	(5.6)	(2.3)
Settlements	(2.3)	(5.5)
Lapses of applicable statute	(4.4)	(19.2)
Changes due to translation of foreign currencies	(2.7)	(2.2)

Balance at end of year	$121.6	$120.3

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 29, 2012
SEGMENT INFORMATION
Financial information, by reportable segment and other businesses from continuing operations.

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,255.5	$4,260.7	$4,000.8
Retail Branding and Information Solutions	1,534.1	1,510.0	1,534.2
Other specialty converting businesses	246.0	255.6	247.0

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

Intersegment sales
Pressure-sensitive Materials	$74.1	$73.1	$67.2
Retail Branding and Information Solutions	4.7	3.4	2.5
Other specialty converting businesses	6.5	5.9	5.6

Intersegment sales	$85.3	$82.4	$75.3

Income (loss) from continuing operations before taxes
Pressure-sensitive Materials	$362.9	$352.2	$356.6
Retail Branding and Information Solutions	54.5	42.7	60.2
Other specialty converting businesses	(2.9)	3.4	(.6)
Corporate expense	(86.2)	(94.4)	(100.9)
Interest expense	(72.8)	(71.0)	(76.3)

Income from continuing operations before taxes	$255.5	$232.9	$239.0

Capital expenditures
Pressure-sensitive Materials	$63.8	$70.0	$54.4
Retail Branding and Information Solutions	24.4	23.8	42.8
Other specialty converting businesses	7.4	5.9	3.9
Corporate	1.3	1.6	1.8

Capital expenditures	$96.9	$101.3	$102.9

Depreciation expense
Pressure-sensitive Materials	$82.1	$85.7	$88.5
Retail Branding and Information Solutions	56.7	57.9	56.5
Other specialty converting businesses	8.5	10.4	12.7
Corporate	3.2	3.8	4.0

Depreciation expense	$150.5	$157.8	$161.7

Other expense, net by reportable segment and other businesses
Pressure-sensitive Materials	$33.2	$19.9	$9.0
Retail Branding and Information Solutions	24.6	17.7	6.2
Other specialty converting businesses	5.9	(4.7)	.8
Corporate	5.7	13.7	3.6

Other expense, net	$69.4	$46.6	$19.6

Other expense, net by type
Restructuring costs:
Severance and related costs	$49.6	$35.5	$10.0
Asset impairment and lease cancellation charges	6.8	9.0	2.7
Other items:
Indefinite-lived intangible asset impairment charge	7.0	–	–
Gain on sale of product line	(.6)	(5.6)	–
Gain on sale of investment	–	–	(.5)
Loss from debt extinguishments	–	.7	4.0
Loss from curtailment of domestic pension obligations	–	–	2.5
Legal settlements	–	(1.2)	.9
Costs associated with exiting product lines	3.9	–	–
OCP divestiture-related costs (1)	2.7	8.2	–

Other expense, net	$69.4	$46.6	$19.6

(1)
Represents the portion in continuing operations.

Summary of net sales to unaffiliated customers

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
U.S.	$1,682.8	$1,636.1	$1,602.5
Europe	1,861.9	2,007.8	1,896.7
Asia	1,634.4	1,533.5	1,474.9
Latin America	501.2	489.8	468.4
Other international	355.3	359.1	339.5

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

Summary of property, plant and equipment, net

(In millions)	2012	2011	2010

Property, plant and equipment, net
U.S.	$340.2	$370.5	$488.4
International	675.3	708.9	774.5

Property, plant and equipment, net	$1,015.5	$1,079.4	$1,262.9

QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Quarterly Financial Information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2012
Net sales	$1,483.3	$1,532.3	$1,487.8	$1,532.2
Gross profit	387.6	399.8	392.0	397.7
Income from continuing operations	46.3	51.3	38.1	33.4
Income (loss) from discontinued operations, net of tax	(2.4)	12.9	20.2	15.6
Net income	43.9	64.2	58.3	49.0
Net income (loss) per common share:
Continuing operations	.44	.50	.38	.33
Discontinued operations	(.02)	.12	.20	.16
Net income per common share	.42	.62	.58	.49
Net income (loss) per common share, assuming dilution:
Continuing operations	.44	.49	.37	.33
Discontinued operations	(.03)	.13	.20	.15
Net income per common share, assuming dilution	.41	.62	.57	.48

2011
Net sales	$1,526.5	$1,544.8	$1,500.4	$1,454.6
Gross profit	399.5	396.4	366.9	358.6
Income from continuing operations	36.9	53.1	35.4	29.0
Income (loss) from discontinued operations, net of tax	7.9	20.2	14.4	(6.8)
Net income	44.8	73.3	49.8	22.2
Net income (loss) per common share:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.08	.19	.14	(.06)
Net income per common share	.43	.69	.47	.21
Net income (loss) per common share, assuming dilution:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.07	.19	.14	(.06)
Net income per common share, assuming dilution	.42	.69	.47	.21

Summary of other expense, net by type for each quarter

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2012
Restructuring costs:
Severance and related costs	$5.8	$9.8	$17.6	$16.4
Asset impairment and lease cancellation charges	1.5	.7	1.5	3.1
Other items:
Indefinite-lived intangible asset impairment charge	–	–	–	7.0
Gain on sale of product line	–	(.6)	–	–
Costs associated with exiting product lines	–	–	2.1	1.8
OCP divestiture-related costs (1)	.4	1.6	.7	–

Other expense, net	$7.7	$11.5	$21.9	$28.3

2011
Restructuring costs:
Severance and related costs	$2.7	$7.2	$14.6	$11.0
Asset impairment and lease cancellation charges	3.3	.1	.3	5.3
Other items:
Gain on sale of product line	–	–	–	(5.6)
Loss from debt extinguishments	–	–	–	.7
Legal settlements	(1.7)	–	.5	–
OCP divestiture-related costs (1)	–	1.0	2.7	4.5

Other expense, net	$4.3	$8.3	$18.1	$15.9

(1)
Represents the portion in continuing operations

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 29, 2012
FAIR VALUE MEASUREMENTS
Assets and liabilities carried at fair value, measured on a recurring basis

 The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$18.6	$9.3	$9.3	$–
Derivative assets	10.0	–	10.0	–
Liabilities
Derivative liabilities	$3.8	$1.0	$2.8	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities
Derivative liabilities	$18.6	$2.9	$15.7	$–

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 item	Dec. 31, 2011	Jan. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of ownership	20.00%
Number of reportable segments	2
Length of fiscal period	364 days	364 days	364 days
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 68	$ 65	$ 69.7
Income taxes, net of refunds	97.7	70.5	94.5
Capital expenditure accrued but not paid	$ 12	$ 9.5	$ 12.4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Inventories
Raw materials	184.5	193.8
Work-in-progress	139.2	126.4
Finished goods	149.6	154.9
Inventories, net	473.3	475.1
Accounts Receivable | Customer concentration risk
Accounts Receivable
Concentration risk percentage	10.00%	10.00%
Accounts Receivable | Customer concentration risk | Ten largest customers
Accounts Receivable
Concentration risk percentage	12.00%
Net sales | Customer concentration risk
Accounts Receivable
Concentration risk percentage	10.00%	10.00%
Net sales | Customer concentration risk | Ten largest customers
Accounts Receivable
Concentration risk percentage	9.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Land	Dec. 31, 2011 Land	Dec. 29, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 29, 2012 Buildings and improvements Minimum	Dec. 29, 2012 Buildings and improvements Maximum	Dec. 29, 2012 Machinery and equipment	Dec. 31, 2011 Machinery and equipment	Dec. 29, 2012 Machinery and equipment Minimum	Dec. 29, 2012 Machinery and equipment Maximum	Dec. 29, 2012 Construction-in-progress	Dec. 31, 2011 Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 2,871.1	$ 2,868		$ 56.5	$ 56.5	$ 660.5	$ 662.9			$ 2,090.5	$ 2,108.1			$ 63.6	$ 40.5
Accumulated depreciation	(1,855.6)	(1,788.6)
Property, plant and equipment, net	$ 1,015.5	$ 1,079.4	$ 1,262.9
Estimated useful lives								3 years	45 years			2 years	15 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Foreign Currency
Foreign currency translation adjustment	$ 8.5	$ 4.4	$ 11.9
Financial Instruments
Maximum length of time hedged in cash flow hedge	36 months
Advertising Costs
Advertising costs from continuing operations	9.6	9.7	10.8
Research and Development
Research and development expense from continuing operations	105.1	96.2	88.4
Product Warranty
Product warranty liability	0.5	1
Asset Retirement Obligations
Asset Retirement Obligations liability	11.9	10.3
Total software
Capitalized software costs
Cost	388.4	368.4
Accumulated Amortization	(236.3)	(237)
Software, net	152.1	131.4
Software amortization expense from continuing operations	$ 31.2	$ 32.6	$ 30.6
Total software | Minimum
Capitalized software costs
Estimated useful life	2 years
Total software | Maximum
Capitalized software costs
Estimated useful life	8 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net income per common share amounts
Income from continuing operations	$ 33.4	$ 38.1	$ 51.3	$ 46.3	$ 29	$ 35.4	$ 53.1	$ 36.9	$ 169.1	$ 154.4	$ 241.8
Income from discontinued operations, net of tax	15.6	20.2	12.9	(2.4)	(6.8)	14.4	20.2	7.9	46.3	35.7	75.1
Net income	$ 49	$ 58.3	$ 64.2	$ 43.9	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 215.4	$ 190.1	$ 316.9
Weighted-average number of common shares outstanding									102.6	105.8	105.8
Dilutive shares (additional common shares issuable under employee stock-based awards)									0.9	1	1
Weighted-average number of common shares outstanding, assuming dilution									103.5	106.8	106.8
Net income per common share:
Continuing operations	$ 0.33	$ 0.38	$ 0.5	$ 0.44	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 1.65	$ 1.46	$ 2.29
Discontinued operations	$ 0.16	$ 0.2	$ 0.12	$ (0.02)	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.45	$ 0.34	$ 0.71
Net income per common share	$ 0.49	$ 0.58	$ 0.62	$ 0.42	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 2.1	$ 1.8	$ 3
Net income per common share, assuming dilution:
Continuing operations	$ 0.33	$ 0.37	$ 0.49	$ 0.44	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 1.63	$ 1.45	$ 2.27
Discontinued operations	$ 0.15	$ 0.2	$ 0.13	$ (0.03)	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.45	$ 0.33	$ 0.7
Net income per common share, assuming dilution	$ 0.48	$ 0.57	$ 0.62	$ 0.41	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 2.08	$ 1.78	$ 2.97
Stock-based compensation awards excluded from the computation of net income per common share, assuming dilution									12	11	9

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Components of accumulated other comprehensive loss, net of tax
Foreign currency translation adjustment, net of tax of $.9 and $0 at year-end 2012 and 2011 respectively	$ 180.5	$ 137.8
Foreign currency translation adjustment, tax benefits	0.9	0
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $225.2 and $192.4 at year-end 2012 and 2011, respectively	(456.5)	(394.1)
Net actuarial loss, prior service cost and net transition assets, tax benefits	225.2	192.4
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $1.1 and $4.1 at year-end 2012 and 2011, respectively	(2)	(6.9)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, tax benefits	1.1	4.1
Accumulated other comprehensive loss	(278)	(263.2)
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Beginning accumulated derivative loss	(6.9)	(9)
Net loss reclassified to earnings	6	4
Net change in the revaluation of hedging transactions	(1.1)	(1.9)
Ending accumulated derivative loss	$ (2)	$ (6.9)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation adjustment	$ 0.9	$ 0
Pension and other postretirement benefits:
Net actuarial loss	(38.3)	(56.4)	(12.5)
Prior service credit (cost)		12.8	(0.3)
Amortization of net actuarial loss	6.9	4.7	8.7
Amortization of prior service credit	(1.5)	(0.7)	(0.4)
Amortization of transition asset	(0.1)	(0.1)	(0.1)
Recognition of settlement or curtailment gain (loss)	0.2		1.3
Derivative financial instruments:
Losses recognized on cash flow hedges	(0.7)	(1.1)	(3.4)
Losses reclassified to net income	3.7	2.4	4.6
Income tax benefit related to items of other comprehensive income	$ (28.9)	$ (38.4)	$ (2.1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (Peter W. Mullin, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Peter W. Mullin
Transactions with Related Persons
Insurance Commissions earned by Prudential Financial, Inc	$ 0.1	$ 0.1	$ 0.1
Reinsurance gains of third party	$ 0.3	$ 0.1	$ 0.1

DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 29, 2012 Office and Consumer Products	Dec. 31, 2011 Office and Consumer Products	Jan. 01, 2011 Office and Consumer Products	Dec. 31, 2011 Office and Consumer Products Pending divestiture	Jan. 29, 2013 OCP and DES businesses
Discontinued Operations
Cash sales price per agreement				$ 550	$ 500
Net sales from continuing operations	$ 86	$ 85.6	$ 78.6
Maximum period to provide transitional services					15 months
Maximum period of supply agreement					6 years

DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES (Details 2) (Office and Consumer Products, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Office and Consumer Products
Operating results of discontinued operations
Net sales	$ 726	$ 760.4	$ 809.3
Income before taxes	68.5	64.9	112.3
Provision for income taxes	22.2	29.2	37.2
Income from discontinued operations, net of tax	$ 46.3	$ 35.7	$ 75.1

DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011 item	Dec. 29, 2012 Office and Consumer Products	Dec. 31, 2011 Office and Consumer Products	Sep. 29, 2012 Other Specialty Converting Businesses	Dec. 31, 2011 Product line from Performance Films business	Dec. 29, 2012 Product line from Label and Packaging Materials business	Dec. 31, 2011 Product line from Label and Packaging Materials business
Assets
Trade accounts receivable, net					$ 119	$ 117.7
Inventories, net					57.2	50.9
Other current assets					7.7	5.9
Total current assets					183.9	174.5
Property, plant and equipment, net					79.5	74.2
Goodwill		166		166	167.9	166
Other intangibles resulting from business acquisitions, net					32.5	32.9
Other assets					8.4	7.3
Total Assets					472.2	454.9
Liabilities
Short-term borrowings						1.1
Accounts payable					31.2	34.7
Accrued payroll and employee benefits					21.2	10.9
Other accrued liabilities					91.9	94.2
Total current liabilities					144.3	140.9
Non-current liabilities					16.2	13.6
Total Liabilities					160.5	154.5
Exit costs
Exit costs incurred							3.9
Proceeds from sale of product lines			0.8	21.5				21	0.8	0.5
Number of product lines sold				2
Gain on sale of product line	$ 0.6	$ 5.6	$ 0.6	$ 5.6				$ 5.6

GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 29, 2012	Dec. 31, 2011	Dec. 31, 2011 Discontinued operations	Dec. 29, 2012 Pressure-sensitive Materials	Dec. 31, 2011 Pressure-sensitive Materials	Dec. 29, 2012 Retail Branding and Information Solutions	Dec. 31, 2011 Retail Branding and Information Solutions	Dec. 29, 2012 Other specialty converting businesses	Dec. 31, 2011 Other specialty converting businesses	Jan. 01, 2011 Other specialty converting businesses
Changes in net carrying amount of goodwill
Goodwill gross, Beginning Balance			$ 1,760.8	$ 168.1		$ 346		$ 1,243.2	$ 3.5		$ 3.5
Accumulated impairment losses, Beginning Balance			(820)					(820)
Goodwill, Beginning Balance		759.3	940.8	168.1	336.7	346	419.1	423.2	3.5	3.5	3.5
Acquisition adjustments			(0.5)					(0.5)
Foreign currency translation adjustments		5.1	(15)	(2.1)	1.6	(9.3)	3.5	(3.6)
Discontinued operations			(166)	(166)
Goodwill gross, Ending Balance	1,584.4	1,584.4			338.3		1,242.6		3.5		3.5
Accumulated impairment losses, Ending Balance	(820)	(820)					(820)
Goodwill, Ending Balance	764.4	764.4	759.3		338.3	336.7	422.6	419.1	3.5	3.5	3.5
Non-cash impairment charge	7	7
Indefinite-lived intangible assets, carrying value	$ 11.1	$ 11.1	$ 18

GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Acquired intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 321.8	$ 319.8
Accumulated Amortization	207.9	176.6
Net Carrying Amount	113.9	143.2
Amortization expense on finite lived intangible assets from business acquisition	29.9	30.3	29.8
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	234.7	233.2
Accumulated Amortization	142.3	117.2
Net Carrying Amount	92.4	116
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	49	49
Accumulated Amortization	34	29.7
Net Carrying Amount	15	19.3
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	25.7	25.4
Accumulated Amortization	21.9	21.5
Net Carrying Amount	3.8	3.9
Other Intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	12.4	12.2
Accumulated Amortization	9.7	8.2
Net Carrying Amount	$ 2.7	$ 4

GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Acquired intangibles
Future amortization expense for finite lived intangible assets
2013	28.5
2014	24.7
2015	21.2
2016	19.6
2017	10.2
Customer relationships
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	11 years
Weighted-Average Remaining Useful Life	4 years
Patents and other acquired technology
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	13 years
Weighted-Average Remaining Useful Life	4 years
Trade names and trademarks
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	12 years
Weighted-Average Remaining Useful Life	6 years
Other Intangibles
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	6 years
Weighted-Average Remaining Useful Life	2 years

DEBT AND CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Revolving Credit Facility
Short-term debt
Commitment fees	$ 1.4	$ 2.5	$ 2.6
Uncommitted lines of credit
Short-term debt
Weighted average interest rate	11.20%	12.90%
Uncommitted lines of credit	411	452
Short term borrowings outstanding	81.1	76.2
Short Term Borrowings From Commercial Paper
Short-term debt
Weighted average interest rate	0.40%	0.40%
Short term variable rate borrowings from commercial paper	$ 187	$ 149.4

DEBT AND CAPITAL LEASES (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 15, 2013	Dec. 29, 2012	Dec. 31, 2011
Long-term debt and capital leases
Capital leases obligations		$ 4.8	$ 6.8
Less amount classified as current		(251.9)	(1.6)
Total long-term debt and capital leases		702.2	954.2
Series 1995 at 7.5% - due 2015 through 2025
Long-term debt and capital leases
Senior notes		50	50
Weighted Average Interest Rate		7.50%
Senior notes due 2013 at 4.9%
Long-term debt and capital leases
Senior notes		250	250
Weighted Average Interest Rate		4.90%
Repayments of debt	250
Senior notes due 2017 at 6.6%
Long-term debt and capital leases
Senior notes		249.4	249.2
Weighted Average Interest Rate		6.60%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes		249.9	249.8
Weighted Average Interest Rate		5.40%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes		$ 150	$ 150
Weighted Average Interest Rate		6.00%

DEBT AND CAPITAL LEASES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Long-term debt and capital leases
2013 (classified as current)	$ 251.9
2014	1.6
2015	5.6
2016	0.2
2017	249.6
2018 and thereafter	$ 445.2

DEBT AND CAPITAL LEASES (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2011 Previous revolving credit facility	Jul. 03, 2010 Previous revolving credit facility	Dec. 31, 2011 Previous revolving credit facility
Long Term Debt
Maximum borrowing capacity				$ 675	$ 1,000		$ 1,000
Extension in maturity date				1 year
Commitment for increased borrowing				250
Loss from debt extinguishments	$ 0.7	$ 0.7	$ 4		$ 0.7	$ 1.2	$ 0.7

DEBT AND CAPITAL LEASES (Details 5) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Nov. 30, 2010 HiMEDS units	Jan. 01, 2011 HiMEDS units	May 31, 2010 Senior notes due 2020 at 5.375%	Jul. 03, 2010 Senior notes due 2020 at 5.375%	Apr. 30, 2010 Senior notes due 2020 at 5.375%
Long Term Debt
Common Stock, Shares issued						2.1
Carrying value of HiMEDS units						$ 109,000,000
Repayment of term loan credit facility								325,000,000
Senior notes issued										250,000,000
Interest rate of senior notes										5.38%
Proceeds, net of underwriting discounts and offering expenses								248,000,000
Interest costs capitalized			3,300,000	4,800,000	3,900,000
Interest costs			76,100,000	75,800,000	80,200,000
Fair value of debt		1,220,000,000	1,310,000,000	1,220,000,000
Loss from debt extinguishments		700,000		700,000	4,000,000		2,800,000		(1,200,000)
Extinguishment of Senior Notes	$ 109,000,000

FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
Dec. 29, 2012
FINANCIAL INSTRUMENTS
Notional Amount Of Commodity Contracts	$ 5,500,000
Notional amount of foreign exchange contracts	1,600,000,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ (1,000,000)

FINANCIAL INSTRUMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Foreign exchange contracts Other current assets	Dec. 31, 2011 Foreign exchange contracts Other current assets	Dec. 29, 2012 Foreign exchange contracts Other accrued liabilities	Dec. 31, 2011 Foreign exchange contracts Other accrued liabilities	Dec. 29, 2012 Commodity contracts Other accrued liabilities	Dec. 29, 2012 Commodity contracts Long-term retirement benefits and other liabilities	Dec. 31, 2011 Commodity contracts Long-term retirement benefits and other liabilities	Apr. 30, 2010 Interest Rate Contracts
Derivatives, Fair Value
Asset	$ 10	$ 6.5	$ 10	$ 6.5
Liability	3.8	18.6			2.8	15.7	0.9	0.1	2.9
Debt issued										250
Deferred costs, contract settlement										$ (0.3)

FINANCIAL INSTRUMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Fair Value Hedges
Gain (loss) in income	$ 17.8	$ (12.5)	$ 36.8
Foreign exchange contracts | Cost of products sold
Fair Value Hedges
Gain (loss) in income		0.5	(3.4)
Foreign exchange contracts | Marketing, general and administrative expense
Fair Value Hedges
Gain (loss) in income	$ 17.8	$ (13)	$ 40.2

FINANCIAL INSTRUMENTS (Details 4) (Cash Flow Hedging, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives	$ (1.8)	$ (3)	$ (9.1)
Foreign exchange contracts
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives	(0.9)	0.3	(4.8)
Commodity contracts
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives	(0.9)	(3.3)	(4)
Interest Rate Contracts
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives			$ (0.3)

FINANCIAL INSTRUMENTS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified from accumulated other comprehensive loss	$ (9.7)	$ (6.2)	$ (13.4)
Foreign exchange contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to cost of products sold	(2.5)	0.9	(4)
Commodity contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to cost of products sold	(2.8)	(2.9)	(4.6)
Interest Rate Contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to interest expense	$ (4.4)	$ (4.2)	$ (4.8)

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended			3 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2011 U.S.	Dec. 29, 2012 U.S. Growth portfolio	Dec. 29, 2012 U.S. Liability hedging portfolio	Dec. 29, 2012 Int'l Equity Securities	Dec. 29, 2012 Int'l Fixed income securities and cash	Dec. 29, 2012 Int'l Insurance contracts and Other investments	Jan. 01, 2011 SERP
Defined Benefit Plans
Total weighted average asset allocations (as a percent)					65.00%	35.00%
Recognized (gain) loss on curtailment			$ 2.5	$ 2.4
Stock options granted	1,572,200									200,000
Pre tax stock based compensation expense	$ 38.9	$ 39.6	$ 35.2							$ 2.2
Target allocation asset allocations for the defined benefit pension plans (as a percent)							41.00%	45.00%	14.00%

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Significant Other Unobservable Inputs, Level 3 | Insurance contracts
Fair Value, Assets Measured
Total plan assets	$ 27.8	$ 26.5	$ 27.3
U.S.
Fair Value, Assets Measured
Total plan assets at fair value	648.3	560.3
Other Assets (payables)	0.2	(9.1)
Total plan assets	648.5	551.2	540
U.S. | Cash
Fair Value, Assets Measured
Total plan assets at fair value	8	0.1
U.S. | Liability hedging portfolio
Fair Value, Assets Measured
Total plan assets at fair value	216.1
U.S. | Treasury securities
Fair Value, Assets Measured
Total plan assets at fair value		94.9
U.S. | Money market funds
Fair Value, Assets Measured
Total plan assets at fair value		18
U.S. | Pooled funds - U.S. bonds
Fair Value, Assets Measured
Total plan assets at fair value		60.6
U.S. | Agency securities
Fair Value, Assets Measured
Total plan assets at fair value		4.8
U.S. | Corporate debt securities
Fair Value, Assets Measured
Total plan assets at fair value		20.4
U.S. | Asset-backed securities
Fair Value, Assets Measured
Total plan assets at fair value		9.8
U.S. | Government debt securities
Fair Value, Assets Measured
Total plan assets at fair value		3.2
U.S. | Growth portfolio
Fair Value, Assets Measured
Total plan assets at fair value	424.2
U.S. | Equities - U.S. growth
Fair Value, Assets Measured
Total plan assets at fair value		33.7
U.S. | Equities - U.S. value
Fair Value, Assets Measured
Total plan assets at fair value		80.8
U.S. | Equities - International
Fair Value, Assets Measured
Total plan assets at fair value		16.7
U.S. | Mutual fund - International
Fair Value, Assets Measured
Total plan assets at fair value		11.2
U.S. | Pooled funds - International
Fair Value, Assets Measured
Total plan assets at fair value	97.5	13.8
U.S. | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	65.2
U.S. | Pooled funds - Global real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	43.3
U.S. | Pooled funds - High yield bonds
Fair Value, Assets Measured
Total plan assets at fair value	63.7
U.S. | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	154.5	192.3
U.S. | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value		211.7
U.S. | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value		348.5
U.S. | Quoted Prices in Active Markets, Level 1
Fair Value, Assets Measured
Total plan assets at fair value	8	237.4
U.S. | Quoted Prices in Active Markets, Level 1 | Cash
Fair Value, Assets Measured
Total plan assets at fair value	8	0.1
U.S. | Quoted Prices in Active Markets, Level 1 | Treasury securities
Fair Value, Assets Measured
Total plan assets at fair value		94.9
U.S. | Quoted Prices in Active Markets, Level 1 | Equities - U.S. growth
Fair Value, Assets Measured
Total plan assets at fair value		33.7
U.S. | Quoted Prices in Active Markets, Level 1 | Equities - U.S. value
Fair Value, Assets Measured
Total plan assets at fair value		80.8
U.S. | Quoted Prices in Active Markets, Level 1 | Equities - International
Fair Value, Assets Measured
Total plan assets at fair value		16.7
U.S. | Quoted Prices in Active Markets, Level 1 | Mutual fund - International
Fair Value, Assets Measured
Total plan assets at fair value		11.2
U.S. | Quoted Prices in Active Markets, Level 1 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value		94.9
U.S. | Quoted Prices in Active Markets, Level 1 | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value		142.4
U.S. | Significant Other Observable Inputs, Level 2
Fair Value, Assets Measured
Total plan assets at fair value	640.3	322.9
U.S. | Significant Other Observable Inputs, Level 2 | Liability hedging portfolio
Fair Value, Assets Measured
Total plan assets at fair value	216.1
U.S. | Significant Other Observable Inputs, Level 2 | Money market funds
Fair Value, Assets Measured
Total plan assets at fair value		18
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - U.S. bonds
Fair Value, Assets Measured
Total plan assets at fair value		60.6
U.S. | Significant Other Observable Inputs, Level 2 | Agency securities
Fair Value, Assets Measured
Total plan assets at fair value		4.8
U.S. | Significant Other Observable Inputs, Level 2 | Corporate debt securities
Fair Value, Assets Measured
Total plan assets at fair value		20.4
U.S. | Significant Other Observable Inputs, Level 2 | Asset-backed securities
Fair Value, Assets Measured
Total plan assets at fair value		9.8
U.S. | Significant Other Observable Inputs, Level 2 | Government debt securities
Fair Value, Assets Measured
Total plan assets at fair value		3.2
U.S. | Significant Other Observable Inputs, Level 2 | Growth portfolio
Fair Value, Assets Measured
Total plan assets at fair value	424.2
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - International
Fair Value, Assets Measured
Total plan assets at fair value	97.5	13.8
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	65.2
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - Global real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	43.3
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	154.5	192.3
U.S. | Significant Other Observable Inputs, Level 2 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value		116.8
U.S. | Significant Other Observable Inputs, Level 2 | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value		206.1
Int'l
Fair Value, Assets Measured
Total plan assets at fair value	514.6	440.9
Other Assets (payables)	0.4	0.4
Total plan assets	515	441.3	426.6
Int'l | Cash
Fair Value, Assets Measured
Total plan assets at fair value	6.2	11.7
Int'l | Mutual Funds
Fair Value, Assets Measured
Total plan assets at fair value	0.3	0.3
Int'l | Pooled funds - European bonds
Fair Value, Assets Measured
Total plan assets at fair value	239	211.9
Int'l | Pooled funds - Global bonds
Fair Value, Assets Measured
Total plan assets at fair value	9	8.4
Int'l | Pooled funds - Asia Pacific region
Fair Value, Assets Measured
Total plan assets at fair value	12.7	10.4
Int'l | Pooled funds - Emerging markets
Fair Value, Assets Measured
Total plan assets at fair value	18.5	14.7
Int'l | Pooled funds - European region
Fair Value, Assets Measured
Total plan assets at fair value	46.3	42.2
Int'l | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	81.5	55.7
Int'l | Pooled funds - Real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	28.9	20.5
Int'l | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	10.6	9.9
Int'l | Other investments
Fair Value, Assets Measured
Total plan assets at fair value	61.6	55.2
Int'l | Pooled funds - Other
Fair Value, Assets Measured
Total plan assets at fair value	33.8	28.7
Int'l | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value	248.3	220.6
Int'l | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value	198.5	153.4
Int'l | Quoted Prices in Active Markets, Level 1
Fair Value, Assets Measured
Total plan assets at fair value	6.5	12
Int'l | Quoted Prices in Active Markets, Level 1 | Cash
Fair Value, Assets Measured
Total plan assets at fair value	6.2	11.7
Int'l | Quoted Prices in Active Markets, Level 1 | Mutual Funds
Fair Value, Assets Measured
Total plan assets at fair value	0.3	0.3
Int'l | Quoted Prices in Active Markets, Level 1 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value	0.3	0.3
Int'l | Significant Other Observable Inputs, Level 2
Fair Value, Assets Measured
Total plan assets at fair value	480.3	402.4
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - European bonds
Fair Value, Assets Measured
Total plan assets at fair value	239	211.9
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Global bonds
Fair Value, Assets Measured
Total plan assets at fair value	9	8.4
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Asia Pacific region
Fair Value, Assets Measured
Total plan assets at fair value	12.7	10.4
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Emerging markets
Fair Value, Assets Measured
Total plan assets at fair value	18.5	14.7
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - European region
Fair Value, Assets Measured
Total plan assets at fair value	46.3	42.2
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	81.5	55.7
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	28.9	20.5
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	10.6	9.9
Int'l | Significant Other Observable Inputs, Level 2 | Other investments
Fair Value, Assets Measured
Total plan assets at fair value	33.8	28.7
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Other
Fair Value, Assets Measured
Total plan assets at fair value	33.8	28.7
Int'l | Significant Other Observable Inputs, Level 2 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value	248	220.3
Int'l | Significant Other Observable Inputs, Level 2 | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value	198.5	153.4
Int'l | Significant Other Unobservable Inputs, Level 3
Fair Value, Assets Measured
Total plan assets at fair value	27.8	26.5
Int'l | Significant Other Unobservable Inputs, Level 3 | Other investments
Fair Value, Assets Measured
Total plan assets at fair value	27.8	26.5
Int'l | Significant Other Unobservable Inputs, Level 3 | Insurance contracts
Fair Value, Assets Measured
Total plan assets at fair value	$ 27.8	$ 26.5

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 3) (Significant Other Unobservable Inputs, Level 3, Insurance contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Significant Other Unobservable Inputs, Level 3 | Insurance contracts
Reconciliation of Level 3 assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 26.5	$ 27.3
Net realized and unrealized gain	0.5	0.7
Purchases	2	3.5
Settlements	(1.7)	(3.4)
Transfer to assets held for sale		(1.6)
Impact of changes in foreign currency exchange rates	0.5
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 27.8	$ 26.5

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
PENSION AND OTHER POSTRETIREMENT BENEFITS
Maximum age for which postretirement benefits are provided	Retired employees up to the age of 65
Minimum age for which supplemental Medicare benefits are provided	Retirees over the age of 65
Increase in the per capita cost of covered health care benefits (as a percent)	7.50%
Expected decrease in the per capita cost of covered health care benefits (as a percent)	5.00%
One-percentage-point change in assumed health care cost trend rates
Effect of one-percentage-point increase on total of service and interest cost components	$ 0.02
Effect of one-percentage-point decrease on total of service and interest cost components	(0.02)
Effect of one-percentage-point increase on postretirement benefit obligation	0.5
Effect of one-percentage-point decrease on postretirement benefit obligation	$ (0.4)

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
U.S.
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 835.8	$ 744.8
Service cost	0.3	0.3
Interest cost	40.3	40.2
Actuarial loss	131.5	88.5
Plan transfer	2	2
Benefits paid	(46.2)	(40)
Projected benefit obligation at end of year	963.7	835.8
Accumulated benefit obligation at end of year	961.4	834.2
Int'l
Change in projected benefit obligation
Projected benefit obligation at beginning of year	519.5	504.7
Service cost	9	11.6
Interest cost	24.5	26.8
Participant contribution	4.1	4.7
Actuarial loss	50.5	17
Plan transfer	0.1
Benefits paid	(22.3)	(21.2)
Pension curtailment		(2.8)
Pension settlements		(0.5)
Foreign currency translation	12.2	(9.2)
Transfer of obligations to held for sale		(11.6)
Projected benefit obligation at end of year	597.6	519.5
Accumulated benefit obligation at end of year	559	487
U.S. Postretirement Health Benefits
Change in projected benefit obligation
Projected benefit obligation at beginning of year	12.4	38.7
Service cost		1.3
Interest cost	0.4	1.7
Participant contribution	1.2	1.2
Amendments		(34.1)
Actuarial loss	1.7	7
Benefits paid	(3.7)	(3.4)
Projected benefit obligation at end of year	$ 12	$ 12.4

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
U.S.
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 551.2	$ 540
Actual return on plan assets	83.9	0.7
Plan transfer	2	2
Employer contribution	57.6	48.5
Benefits paid	(46.2)	(40)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	648.5	551.2
Int'l
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	441.3	426.6
Actual return on plan assets	62.7	19.7
Employer contribution	19.4	21.8
Participant contribution	4.1	4.7
Benefits paid	(22.3)	(21.2)
Pension settlements		(0.5)
Foreign currency translation	9.8	(8.2)
Transfer of assets to held for sale		(1.6)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	515	441.3
U.S. Postretirement Health Benefits
Change in plan assets
Employer contribution	2.5	2.2
Participant contribution	1.2	1.2
Benefits paid	$ (3.7)	$ (3.4)

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 7) (USD $)	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
PENSION AND OTHER POSTRETIREMENT BENEFITS
Benefit obligations in excess of plan assets aggregate benefit obligation	$ 1,270,000,000	$ 1,110,000,000
Benefit obligations in excess of plan assets aggregate fair value of plan assets	829,200,000	713,800,000
Accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation	1,240,000,000	1,090,000,000
Accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets	816,500,000	703,200,000
U.S.
Funded status of the plans
Current liabilities	(3,900,000)	(3,700,000)
Non-current liabilities	(311,300,000)	(280,900,000)
Plan assets less than benefit obligations	(315,200,000)	(284,600,000)
Weighted-average assumptions used for determining year end obligations
Discount rate	4.00%	4.75%	5.50%
Int'l
Funded status of the plans
Non-current assets	38,300,000	35,600,000
Current liabilities	(2,100,000)	(2,600,000)
Non-current liabilities	(118,900,000)	(111,200,000)
Plan assets less than benefit obligations	(82,700,000)	(78,200,000)
Weighted-average assumptions used for determining year end obligations
Discount rate	3.94%	4.80%	5.24%
Rate of increase in future compensation levels	2.24%	2.79%	2.95%
U.S. Postretirement Health Benefits
Funded status of the plans
Current liabilities	(2,700,000)	(2,900,000)
Non-current liabilities	(9,300,000)	(9,500,000)
Plan assets less than benefit obligations	$ (12,000,000)	$ (12,400,000)
Weighted-average assumptions used for determining year end obligations
Discount rate	2.85%	3.75%	5.25%

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
U.S.
Summary of accumulated other comprehensive income (loss)
Net actuarial loss	$ 558.8	$ 480.2
Prior service cost (credit)	1.5	1.8
Net amount recognized in accumulated other comprehensive loss (income)	560.3	482
Int'l
Summary of accumulated other comprehensive income (loss)
Net actuarial loss	131.4	118.4
Prior service cost (credit)	2.9	3.3
Net transition obligation (assets)	0.4	(0.1)
Net amount recognized in accumulated other comprehensive loss (income)	134.7	121.6
U.S. Postretirement Health Benefits
Summary of accumulated other comprehensive income (loss)
Net actuarial loss	29.9	31
Prior service cost (credit)	(43.3)	(48.2)
Net amount recognized in accumulated other comprehensive loss (income)	$ (13.4)	$ (17.2)

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
U.S.
Defined Benefit Plans
Net actuarial loss	$ 93.5	$ 133.6	$ 15.9
Prior service cost (credit)			0.8
Net amount recognized in other comprehensive loss (income)	93.5	133.6	16.7
Int'l
Defined Benefit Plans
Net actuarial loss	16.4	18.1	30.1
Prior service cost (credit)			0.2
Net amount recognized in other comprehensive loss (income)	16.4	18.1	30.3
U.S. Postretirement Health Benefits
Defined Benefit Plans
Net actuarial loss	1.7	7	1.9
Prior service cost (credit)		(34.1)
Net amount recognized in other comprehensive loss (income)	$ 1.7	$ (27.1)	$ 1.9

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Components of net periodic benefit cost:
Recognized (gain) loss on curtailment			$ 2.5
U.S.
Components of net periodic benefit cost:
Service cost	0.3	0.3
Interest cost	40.3	40.2
Recognized (gain) loss on curtailment			2.4
U.S. | Continuing operations
Components of net periodic benefit cost:
Service cost	0.3	0.3	19.1
Interest cost	40.3	40.2	32.2
Expected return on plan assets	(45.9)	(45.7)	(38.9)
Recognized net actuarial loss	14.3	8.5	16.2
Amortization of prior service cost	0.4	0.4	0.6
Recognized (gain) loss on curtailment			2.4
Recognized loss (gain) on settlement	0.6
Net periodic benefit cost	10	3.7	31.6
Int'l
Components of net periodic benefit cost:
Service cost	9	11.6
Interest cost	24.5	26.8
Int'l | Continuing operations
Components of net periodic benefit cost:
Service cost	9.1	10.5	8.6
Interest cost	24.5	26.3	23.8
Expected return on plan assets	(22.1)	(24.9)	(25.7)
Recognized net actuarial loss	3.1	4	2.3
Amortization of prior service cost	0.4	0.4	0.4
Amortization of transition asset	(0.5)	(0.5)	(0.5)
Recognized (gain) loss on curtailment		(0.2)	(0.9)
Recognized loss (gain) on settlement		(0.1)	0.4
Net periodic benefit cost	14.5	15.5	8.4
U.S. Postretirement Health Benefits
Components of net periodic benefit cost:
Service cost		1.3
Interest cost	0.4	1.7
U.S. Postretirement Health Benefits | Continuing operations
Components of net periodic benefit cost:
Service cost		1.3	1.2
Interest cost	0.5	1.7	1.6
Recognized net actuarial loss	2.7	1.9	1.3
Amortization of prior service cost	(4.8)	(2.5)	(1.6)
Net periodic benefit cost	$ (1.6)	$ 2.4	$ 2.5

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 11) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Weighted-average assumptions used for determining net periodic cost
Company's contribution to defined benefit plan in next fiscal year		$ 60
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.40%	4.75%	5.50%	6.00%
Expected long-term rate of return on plan assets		8.00%	8.00%	8.75%
Rate of increase in future compensation levels				3.59%
Company's contribution to defined benefit plan in next fiscal year		43
Int'l
Weighted-average assumptions used for determining net periodic cost
Discount rate		4.80%	5.24%	5.72%
Expected long-term rate of return on plan assets		4.95%	5.48%	6.23%
Rate of increase in future compensation levels		2.79%	2.95%	2.99%
Company's contribution to defined benefit plan in next fiscal year		17
U.S. Postretirement Health Benefits
Weighted-average assumptions used for determining net periodic cost
Discount rate		3.75%	5.25%	5.50%
Company's contribution to defined benefit plan in next fiscal year		$ 3

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
U.S.
Future Benefit Payments
2013	$ 44.3
2014	45.7
2015	46.9
2016	48.5
2017	50.1
2018 - 2022	285.3
Int'l
Future Benefit Payments
2013	20.6
2014	20.9
2015	22
2016	23
2017	24
2018 - 2022	139
U.S. Postretirement Health Benefits
Future Benefit Payments
2013	2.8
2014	2.2
2015	1.6
2016	1.1
2017	0.9
2018 - 2022	$ 2.4

PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Defined contribution and other retirement plans
Recognized defined contribution plan cost	$ 22	$ 21.6	$ 10.2
Deferred compensation plan accrued	128.3	130.9
Letters of credit securing deferred compensation plan obligations	16	16
Cash surrender value included in other assets	187.4	186.1
Deferred compensation gain (expense)	7.4	(4)	4.4
DSUs outstanding under directors deferred equity compensation plan for non-employee directors	0.1	0.1
Value of DSUs outstanding under directors deferred equity compensation plan for non-employee directors	3.1	2
U.S.
Defined contribution and other retirement plans
Net actuarial loss	19.2
Prior service cost (credit)	0.4
Net amount to be recognized	19.6
Int'l
Defined contribution and other retirement plans
Net actuarial loss	6.4
Prior service cost (credit)	0.4
Net transition asset (obligation)	(0.1)
Net amount to be recognized	6.7
U.S. Postretirement Health Benefits
Defined contribution and other retirement plans
Net actuarial loss	2.7
Prior service cost (credit)	(4.8)
Net amount to be recognized	$ (2.1)

COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 66.2
2014	42.5
2015	31.4
2016	20.2
2017	12.4
2018 and thereafter	38.4
Total minimum lease payments	211.1
Rent expense for operating leases from continuing operations	$ 76	$ 85	$ 85

COMMITMENTS (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended
	Feb. 20, 2012 item	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Minimum	Dec. 29, 2012 Maximum	Sep. 09, 2005 Mentor lease facility	Dec. 29, 2012 Mentor lease facility	Feb. 20, 2012 Netherlands lease facility
Guarantor Obligations
Number of subsidiaries that entered into a lease commitment for a commercial facility	1
Term of lease financing for commercial facility							10 years		15 years
Residual value guarantee							$ 31.5
Refinancing of lessor debt							11.5
Guarantee obligations carrying value								12	60
Expected annual rental payments					3	4
Rent expense for operation leases		$ 76	$ 85	$ 85

CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 item	Dec. 31, 2011
Cost of Environmental Liabilities Associated with Remediation
Beginning Balance	$ 40.6	$ 46.3
(Reversals) charges, net	(3.1)	0.4
Payments	(5)	(6.1)
Ending Balance	32.5	40.6
Environmental site contingency number of sites	14
Short term environmental liabilities	10
Letters of credit
Guarantor Obligations
Unused borrowing capacity with various financial institutions	94
Guarantee for international receivable financing
Guarantor Obligations
Guarantee obligations	18
Guarantee subsidiaries' obligations to suppliers
Guarantor Obligations
Guarantee obligations	9
Guarantee subsidiaries' lines of credit
Guarantor Obligations
Guarantee obligations	$ 375

SHAREHOLDERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Jul. 26, 2012	Jul. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 27, 2011
SHAREHOLDERS' EQUITY
Preferred stock, shares authorized			5,000,000
Preferred stock, par value			$ 1
Common stock, par value (in dollars per share)			$ 1	$ 1
Common stock, authorized shares			400,000,000	400,000,000
Number of shares authorized for issuance under stock plan			18,000,000
Common shares released from Employees Stock Benefits Trust for employee benefit obligations		1,000,000			4,300,000
Fair value of ESBT shares released for employee benefit obligations		$ 31.4			$ 163
Repurchase of common stock			7,900,000	300,000
Repurchase of common stock, value			235.2	13.5	108.7
Share repurchase authorized amount	400
Share repurchase remained authorized amount			$ 338
Additional shares authorized for repurchase						5,000,000

LONG-TERM INCENTIVE COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Continuing operations Marketing, general and administrative expense	Dec. 31, 2011 Continuing operations Marketing, general and administrative expense	Jan. 01, 2011 Continuing operations Marketing, general and administrative expense	Dec. 29, 2012 Long-term incentive units	Dec. 29, 2012 Long-term incentive units Continuing operations	Dec. 29, 2012 Stock Options	Dec. 29, 2012 Stock Options Non-employee directors	Jan. 01, 2011 Stock Options Non-employee directors	Dec. 29, 2012 Stock Options Employees	Dec. 29, 2012 Performance Units	Dec. 29, 2012 Performance Units Minimum	Dec. 29, 2012 Performance Units Maximum	Dec. 29, 2012 Restricted Stock Units (RSUs)	Dec. 29, 2012 Restricted Stock Units (RSUs) Minimum	Dec. 29, 2012 Restricted Stock Units (RSUs) Maximum	Dec. 31, 2005 Restricted Stock item	Dec. 29, 2012 Unvested stock options, performance units and restricted stock units Continuing operations
Stock-Based Compensation
Stock-based compensation expense				$ 36.3	$ 37.1	$ 31.4
Tax benefit related to Stock-based compensation				12.6	13.6	11.9	0.5
Unrecognized compensation cost related to share based compensation cost																				48
Unrecognized compensation cost weighted average recognition period in years																				2 years
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees									100.00%
Vesting period							4 years			3 years	2 years	4 years	3 years				3 years	5 years
Granted													498,700			771,300			30,000
Number of vesting installments																			2
LTI units expense								1.9
Total intrinsic value of stock options exercised	3.8	2.9	1.9
Cash received on options exercised	10.2	3.9	2.5
Tax deductions associated with options exercises	$ 1.3	$ 0.9	$ 0.6
Shares issued (as a percent)														0.00%	200.00%
Weighted-average fair value per share of options granted	$ 7.08	$ 9.45	$ 8.76
Option expiration period									10 years
Weighted average fair value per share of options granted
Risk-free interest rate	1.82%	2.22%	2.61%
Expected stock price volatility	32.81%	30.70%	31.99%
Expected dividend yield	3.30%	2.76%	2.51%
Expected option term	6 years	6 years 2 months 12 days	6 years

LONG-TERM INCENTIVE COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Number of options
Outstanding beginning balance, options	11,345,700
Granted, Options	1,572,200
Exercised, options	(438,900)
Forfeited or expired, options	(1,102,100)
Outstanding ending balance, options	11,376,900	11,345,700
Options vested and expected to vest, options	10,772,500
Options exercisable	7,821,600
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 46.27
Granted, weighted-average exercise price	$ 30.56
Exercised, weighted-average exercise price	$ 23.26
Forfeited or expired, Weighted-average exercise price	$ 56.99
Outstanding, Weighted-average exercise price, ending balance	$ 43.93	$ 46.27
Options vested and expected to vest, Weighted-average exercise price	$ 44.58
Options exercisable ,Weighted-average exercise price	$ 49.14
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	5 years 7 months 2 days	5 years 8 months 1 day
Outstanding ,Weighted-average remaining contractual life ending balance	5 years 7 months 2 days	5 years 8 months 1 day
Options vested or expected to vest Weighted-average remaining contractual life	5 years 5 months 8 days
Options exercisable ,Weighted-average remaining contractual life	4 years 4 months 20 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 12
Outstanding, Aggregate intrinsic value ending balance	28	12
Options vested and expected to vest, Aggregate Intrinsic Value	25.8
Options exercisable, Aggregate Intrinsic Value	$ 15

LONG-TERM INCENTIVE COMPENSATION (Details 3) (USD $)	12 Months Ended
Dec. 29, 2012
Performance Units
Number of awards
Number of units unvested, beginning balance	907,700
Number of units, granted	498,700
Number of units, vested	(11,300)
Number of units, forfeited/cancelled	(393,900)
Number of units unvested, ending balance	1,001,200
Weighted average grant date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 27.2
Weighted-average grant-date fair value, granted	$ 34.43
Weighted-average grant-date fair value, vested	$ 28.86
Weighted-average grant-date fair value, forfeited/Cancelled	$ 15.98
Weighted-average grant-date fair value unvested, ending balance	$ 35.2
Restricted Stock Units (RSUs)
Number of awards
Number of units unvested, beginning balance	1,119,200
Number of units, granted	771,300
Number of units, vested	(409,700)
Number of units, forfeited/cancelled	(128,600)
Number of units unvested, ending balance	1,352,200
Weighted average grant date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 31.26
Weighted-average grant-date fair value, granted	$ 27.88
Weighted-average grant-date fair value, vested	$ 30.43
Weighted-average grant-date fair value, forfeited/Cancelled	$ 30.23
Weighted-average grant-date fair value unvested, ending balance	$ 29.68

COST REDUCTION ACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		6 Months Ended	21 Months Ended
	Dec. 29, 2012 2012 Program item	Dec. 31, 2011 2011 Actions item	Jan. 01, 2011 Q3 2010-Q4 2010 Actions item	Jul. 03, 2010 Q4 2008 - Q2 2010 Program item
Restructuring Cost and Reserve
Charges		$ 45	$ 10	$ 150
Charges	57.7
Cash charges				$ 105
Number of positions reduced as a result of Cost Reduction Actions	1,060	910	725	4,350
Number of positions remaining	60

COST REDUCTION ACTIONS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended												6 Months Ended	12 Months Ended			21 Months Ended	12 Months Ended
	Dec. 29, 2012 Severance and related costs	Sep. 29, 2012 Severance and related costs	Jun. 30, 2012 Severance and related costs	Mar. 31, 2012 Severance and related costs	Dec. 31, 2011 Severance and related costs	Oct. 01, 2011 Severance and related costs	Jul. 02, 2011 Severance and related costs	Apr. 02, 2011 Severance and related costs	Dec. 29, 2012 Severance and related costs	Dec. 31, 2011 Severance and related costs	Jan. 01, 2011 Severance and related costs	Dec. 29, 2012 2012 Program Severance and related costs	Dec. 29, 2012 2012 Program Lease cancellation costs	Dec. 29, 2012 2012 Program Asset impairment	Dec. 31, 2011 2011 Actions	Dec. 29, 2012 2011 Actions Severance and related costs	Dec. 31, 2011 2011 Actions Severance and related costs	Dec. 29, 2012 2011 Actions Lease cancellation costs	Dec. 31, 2011 2011 Actions Lease cancellation costs	Dec. 31, 2011 2011 Actions Asset impairment	Jan. 01, 2011 Q3 2010-Q4 2010 Actions	Dec. 29, 2012 Q3 2010-Q4 2010 Actions Severance and related costs	Dec. 31, 2011 Q3 2010-Q4 2010 Actions Severance and related costs	Dec. 31, 2011 Q3 2010-Q4 2010 Actions Lease cancellation costs	Jul. 03, 2010 Q4 2008 - Q2 2010 Program	Dec. 31, 2011 Q4 2008 - Q2 2010 Program Severance and related costs	Dec. 31, 2011 Q4 2008 - Q2 2010 Program Lease cancellation costs	Dec. 31, 2011 Prior restructuring actions	Dec. 29, 2012 Total including discontinued operations	Dec. 31, 2011 Total including discontinued operations	Jan. 01, 2011 Total including discontinued operations
Cost Reduction Actions
Beginning Balance																$ 12.7		$ 1.8				$ 0.2	$ 7.6	$ 1.1		$ 2.4	$ 0.6	$ 0.1	$ 14.7	$ 11.8
Charges (Reversals), net	16.4	17.6	9.8	5.8	11	14.6	7.2	2.7	49.6	35.5	10	50.7	0.1	6.9	45	(1.1)	37.4	(0.2)	2.9	7	10			(0.1)	150	(2.1)		0.1	56.4	45.2	19
Cash Payments												(30.5)				(11.7)	(24.4)	(1.6)	(1.1)			(0.2)	(7.3)	(1)		(1)	(0.6)	(0.2)	(44)	(35.6)
Non-cash Impairment														(6.9)						(7)									(6.9)	(7)
Foreign Currency translation												0.5				0.2	(0.3)						(0.1)			0.7			0.7	0.3
Ending Balance												$ 20.7	$ 0.1			$ 0.1	$ 12.7		$ 1.8				$ 0.2						$ 20.9	$ 14.7	$ 11.8

COST REDUCTION ACTIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Continuing operations
Restructuring Cost and Reserve
Restructuring costs	$ 56.4	$ 44.5	$ 12.7
Discontinued operations
Restructuring Cost and Reserve
Restructuring costs		0.7	6.3
Total including discontinued operations
Restructuring Cost and Reserve
Restructuring costs	56.4	45.2	19
Pressure-sensitive Materials
Restructuring Cost and Reserve
Restructuring costs	33.8	19.5	7.8
Retail Branding and Information Solutions
Restructuring Cost and Reserve
Restructuring costs	17.6	19.3	4.3
Other specialty converting businesses
Restructuring Cost and Reserve
Restructuring costs	2	0.9	0.5
Corporate
Restructuring Cost and Reserve
Restructuring costs	$ 3	$ 4.8	$ 0.1

TAXES BASED ON INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Current:
U.S. federal tax	$ (12.4)	$ 0.6	$ (39.2)
State taxes	(1.9)	(1)	(6.9)
International taxes	101.6	79.2	87.7
Total	87.3	78.8	41.6
Deferred:
U.S. federal tax	8.7	(9.9)	(14.4)
State taxes	(9.3)	(1.4)	7.5
International taxes	(0.3)	11	(37.5)
Total	(0.9)	(0.3)	(44.4)
Provision for (benefit from) income taxes	$ 86.4	$ 78.5	$ (2.8)

TAXES BASED ON INCOME (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
TAXES BASED ON INCOME
Computed tax at 35% of income before taxes	$ 89.4	$ 81.5	$ 83.6
U.S statutory rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	1.6	(2.3)	(1.3)
Foreign earnings taxed at different rates	11.6	2.1	(59.4)
Valuation allowance	(25.8)	8.3	2.5
Deferred compensation assets	(5.5)	(5.1)	(7.9)
U.S. federal tax credits (R&D and low-income housing)		(4.6)	(3.8)
Tax contingencies and audit settlements	11.6	1.6	(17.7)
Expiration of carryforward items	4.8	0.4	0.6
Other items, net	(1.3)	(3.4)	0.6
Provision for (benefit from) income taxes	$ 86.4	$ 78.5	$ (2.8)

TAXES BASED ON INCOME (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
TAXES BASED ON INCOME
U.S.	$ (109.7)	$ (64.6)	$ (45.7)
International	365.2	297.5	284.7
Income from continuing operations before taxes	$ 255.5	$ 232.9	$ 239

TAXES BASED ON INCOME (Details 4) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
TAXES BASED ON INCOME
Effective tax rate (as a percent)	34.00%	34.00%
Benefit for release of a valuation allowance on certain state tax credits	$ 6,200,000
Effective tax rate for 2012 was negatively impacted from the statutory expiration of the federal research and development tax credits	5,000,000
Expense for accrual of U.S. taxes on certain foreign earnings expected to be repatriated during 2013	10,800,000
Increase in valuation allowance	(25,800,000)	8,300,000	2,500,000
Income tax expense from the settlement of foreign tax audit		2,800,000
Net benefit from decline in value of investments			45,500,000
Net benefit from settlements with taxing jurisdictions and lapse of applicable statutory periods	(11,600,000)	(1,600,000)	17,700,000
Undistributed earnings of foreign subsidiaries that are considered indefinitely reinvested	1,400,000,000	1,300,000,000
Repatriation accrual	20,300,000	18,100,000
Cash payments for the settlement of foreign tax audits	$ 7,000,000

TAXES BASED ON INCOME (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 80.3	$ 62.2
Net operating losses	357.2	352.3
Tax credit carryforwards	118	129.8
Capital loss carryforward	6	11.7
Postretirement and postemployment benefits	107.9	102.7
Pension costs	146.1	127.5
Inventory reserves	12.1	11.9
Other assets	2.7	3.7
Valuation allowance	(97.2)	(122.8)
Total deferred tax assets	733.1	679
Depreciation and amortization	(166.7)	(168.7)
Repatriation accrual	(20.3)	(18.1)
Foreign operating loss recapture	(136.5)	(119)
Other liabilities	(8.6)	(9.8)
Total deferred tax liabilities	(332.1)	(315.6)
Total net deferred tax assets from continuing operations	$ 401	$ 363.4

TAXES BASED ON INCOME (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 Y	Dec. 31, 2011
Net operating loss and tax carryforwards
Tax credit carryforwards	$ 118	$ 129.8
Net operating loss and credit carryforward
Net operating loss and tax carryforwards
Valuation allowance for net operating loss and credit carryforwards	97.2	122.8
Expiring between 2013 and 2015
Net operating loss and tax carryforwards
Tax credit carryforwards	4.5
Expiring between 2016 and 2020
Net operating loss and tax carryforwards
Tax credit carryforwards	85.1
Expiring after 2020
Net operating loss and tax carryforwards
Tax credit carryforwards	19.2
No expiration date
Net operating loss and tax carryforwards
Tax credit carryforwards	9.2
Foreign subsidiaries
Net operating loss and tax carryforwards
Operating loss carryforwards	1,140	1,130
Number of years it may take for certain indefinite-lived foreign net operating losses to be fully utilized	50
Foreign subsidiaries | Expiring between 2013 and 2016
Net operating loss and tax carryforwards
Operating loss carryforwards	33.5
Foreign subsidiaries | Expiring after 2016
Net operating loss and tax carryforwards
Operating loss carryforwards	107.9
Foreign subsidiaries | No expiration date
Net operating loss and tax carryforwards
Operating loss carryforwards	$ 1,000

TAXES BASED ON INCOME (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
TAXES BASED ON INCOME
Unrecognized tax benefits	$ 121.6	$ 120.3	$ 127.2
Unrecognized tax benefits, if recognized	82.8	78.5
Interest expense and penalties recognized in current year for uncertain tax positions	5.5	2.7
Accrued interest and penalties for uncertain tax positions, net of tax benefit	29.1	23.6
Reasonably possible decrease in unrecognized tax benefits during next 12 months	11
The amount of reasonably possible cash payments relating to gross uncertain tax positions that could be paid within the next 12 months	$ 1

TAXES BASED ON INCOME (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 120.3	$ 127.2
Additions based on tax positions related to the current year	15.7	19.7
Additions for tax position of prior years	0.6	2.6
Reduction for tax positions of prior years:
Changes in judgment	(5.6)	(2.3)
Settlements	(2.3)	(5.5)
Lapses of applicable statute	(4.4)	(19.2)
Changes due to translation of foreign currencies	(2.7)	(2.2)
Balance at end of year	$ 121.6	$ 120.3

SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Segment Reporting Information
Net sales to unaffiliated customers	$ 1,532.2	$ 1,487.8	$ 1,532.3	$ 1,483.3	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 6,035.6	$ 6,026.3	$ 5,782
Intersegment sales									85.3	82.4	75.3
Interest expense									(72.8)	(71)	(76.3)
Income from continuing operations before taxes									255.5	232.9	239
Capital expenditures									96.9	101.3	102.9
Depreciation expense									150.1	168	172.9
Other expense, net	28.3	21.9	11.5	7.7	15.9	18.1	8.3	4.3	69.4	46.6	19.6
Continuing operations
Segment Reporting Information
Depreciation expense									150.5	157.8	161.7
Pressure-sensitive Materials
Segment Reporting Information
Net sales to unaffiliated customers									4,255.5	4,260.7	4,000.8
Intersegment sales									74.1	73.1	67.2
Income from continuing operations before taxes									362.9	352.2	356.6
Capital expenditures									63.8	70	54.4
Depreciation expense									82.1	85.7	88.5
Other expense, net									33.2	19.9	9
Retail Branding and Information Solutions
Segment Reporting Information
Net sales to unaffiliated customers									1,534.1	1,510	1,534.2
Intersegment sales									4.7	3.4	2.5
Income from continuing operations before taxes									54.5	42.7	60.2
Capital expenditures									24.4	23.8	42.8
Depreciation expense									56.7	57.9	56.5
Other expense, net									24.6	17.7	6.2
Other specialty converting businesses
Segment Reporting Information
Net sales to unaffiliated customers									246	255.6	247
Intersegment sales									6.5	5.9	5.6
Income from continuing operations before taxes									(2.9)	3.4	(0.6)
Capital expenditures									7.4	5.9	3.9
Depreciation expense									8.5	10.4	12.7
Other expense, net									5.9	(4.7)	0.8
Corporate
Segment Reporting Information
Income from continuing operations before taxes									(86.2)	(94.4)	(100.9)
Capital expenditures									1.3	1.6	1.8
Depreciation expense									3.2	3.8	4
Other expense, net									$ 5.7	$ 13.7	$ 3.6

SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other items:
Indefinite-lived intangible asset impairment charge	$ 7								$ 7
Gain on sale of product line			(0.6)		(5.6)				(0.6)	(5.6)
Gain on sale of investment											(0.5)
Loss from debt extinguishments					0.7					0.7	4
Loss from curtailment of domestic pension obligations											2.5
Legal settlement						0.5		(1.7)		(1.2)	0.9
Costs associated with exiting product lines	1.8	2.1							3.9
OCP divestiture-related costs		0.7	1.6	0.4	4.5	2.7	1		2.7	8.2
Other expense, net	28.3	21.9	11.5	7.7	15.9	18.1	8.3	4.3	69.4	46.6	19.6
Severance and related costs
Restructuring Cost and Reserve
Charges	16.4	17.6	9.8	5.8	11	14.6	7.2	2.7	49.6	35.5	10
Asset impairment and lease cancellation charges
Restructuring Cost and Reserve
Charges	$ 3.1	$ 1.5	$ 0.7	$ 1.5	$ 5.3	$ 0.3	$ 0.1	$ 3.3	$ 6.8	$ 9	$ 2.7

SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales to unaffiliated customers
Net sales	$ 1,532.2	$ 1,487.8	$ 1,532.3	$ 1,483.3	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 6,035.6	$ 6,026.3	$ 5,782
Property, plant and equipment, net
Property, plant and equipment, net	1,015.5				1,079.4				1,015.5	1,079.4	1,262.9
U.S.
Net sales to unaffiliated customers
Net sales									1,682.8	1,636.1	1,602.5
Property, plant and equipment, net
Property, plant and equipment, net	340.2				370.5				340.2	370.5	488.4
Europe
Net sales to unaffiliated customers
Net sales									1,861.9	2,007.8	1,896.7
Asia
Net sales to unaffiliated customers
Net sales									1,634.4	1,533.5	1,474.9
Latin America
Net sales to unaffiliated customers
Net sales									501.2	489.8	468.4
Other International
Net sales to unaffiliated customers
Net sales									355.3	359.1	339.5
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 675.3				$ 708.9				$ 675.3	$ 708.9	$ 774.5

QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Quarterly Financial Information
Net sales	$ 1,532.2	$ 1,487.8	$ 1,532.3	$ 1,483.3	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 6,035.6	$ 6,026.3	$ 5,782
Gross profit	397.7	392	399.8	387.6	358.6	366.9	396.4	399.5	1,577.1	1,521.4	1,513.8
Income from continuing operations	33.4	38.1	51.3	46.3	29	35.4	53.1	36.9	169.1	154.4	241.8
Income (loss) from discontinued operations, net of tax	15.6	20.2	12.9	(2.4)	(6.8)	14.4	20.2	7.9	46.3	35.7	75.1
Net income available to common shareholders	$ 49	$ 58.3	$ 64.2	$ 43.9	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 215.4	$ 190.1	$ 316.9
Net income (loss) per common share
Continuing operations (in dollars per share)	$ 0.33	$ 0.38	$ 0.5	$ 0.44	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 1.65	$ 1.46	$ 2.29
Discontinued operations (in dollars per share)	$ 0.16	$ 0.2	$ 0.12	$ (0.02)	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.45	$ 0.34	$ 0.71
Net income per common share (in dollars per share)	$ 0.49	$ 0.58	$ 0.62	$ 0.42	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 2.1	$ 1.8	$ 3
Net income (loss) per common share, assuming dilution
Continuing operations (in dollars per share)	$ 0.33	$ 0.37	$ 0.49	$ 0.44	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 1.63	$ 1.45	$ 2.27
Discontinued operations (in dollars per share)	$ 0.15	$ 0.2	$ 0.13	$ (0.03)	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.45	$ 0.33	$ 0.7
Net income per common share, assuming dilution (in dollars per share)	$ 0.48	$ 0.57	$ 0.62	$ 0.41	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 2.08	$ 1.78	$ 2.97

QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other items:
Indefinite-lived intangible asset impairment charge	$ 7								$ 7
Gain on sale of a product line			(0.6)		(5.6)				(0.6)	(5.6)
Loss from debt extinguishments					0.7					0.7	4
Legal settlement						0.5		(1.7)		(1.2)	0.9
Costs associated with exiting product lines	1.8	2.1							3.9
OCP divestiture-related costs		0.7	1.6	0.4	4.5	2.7	1		2.7	8.2
Other expense, net	28.3	21.9	11.5	7.7	15.9	18.1	8.3	4.3	69.4	46.6	19.6
Severance and related costs
Restructuring Cost and Reserve
Charges	16.4	17.6	9.8	5.8	11	14.6	7.2	2.7	49.6	35.5	10
Asset impairment and lease cancellation charges
Restructuring Cost and Reserve
Charges	$ 3.1	$ 1.5	$ 0.7	$ 1.5	$ 5.3	$ 0.3	$ 0.1	$ 3.3	$ 6.8	$ 9	$ 2.7

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Assets
Derivative Assets	$ 10	$ 6.5
Liabilities
Derivative Liabilities	3.8	18.6
Recurring
Assets
Available for sale securities	18.6	12.4
Derivative Assets	10	6.5
Liabilities
Derivative Liabilities	3.8	18.6
Recurring | Cash and Cash Equivalents
Assets
Available for sale securities	0.9	1.4
Recurring | Other current assets
Assets
Available for sale securities	17.7	11
Quoted Prices in Active Markets, Level 1 | Recurring
Assets
Available for sale securities	9.3	4.2
Liabilities
Derivative Liabilities	1	2.9
Significant Other Observable Inputs, Level 2 | Recurring
Assets
Available for sale securities	9.3	8.2
Derivative Assets	10	6.5
Liabilities
Derivative Liabilities	$ 2.8	$ 15.7

FAIR VALUE MEASUREMENTS (Details 2) (Nonrecurring, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Fair Value Level 2	Jan. 01, 2011 Fair Value Level 2	Dec. 29, 2012 Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Long-lived assets, carrying value	$ 4.4	$ 3.4
Impairment charges on assets written down to fair value	3.1	1
Long-lived assets, fair value	$ 1.3	$ 2.4	$ 1.1	$ 2.4	$ 0.2

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Allowance for doubtful accounts
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	$ 34	$ 38.9	$ 41.3
Additions (Deductions) Charged to Costs and Expenses	3.4	6.3	6.7
Deductions from Reserves	(6.3)	(11.2)	(9.1)
Balance at End of Year	31.1	34	38.9
Allowance for sales returns
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	9.3	12.5	14.9
Additions (Deductions) Charged to Costs and Expenses	14.5	10.5	9.6
Deductions from Reserves	(10.1)	(13.7)	(12)
Balance at End of Year	13.7	9.3	12.5
Valuation allowance for deferred tax assets
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	122.8	115.6	115.4
Additions (Deductions) Charged to Costs and Expenses	(25.8)	8.1	2.5
Deductions from Reserves	0.2	(0.9)	(2.3)
Balance at End of Year	$ 97.2	$ 122.8	$ 115.6